     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 19, 2004.


                                        REGISTRATION NOS. 333-90243 AND 811-6459
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                                    FORM N-4
                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933


                         POST-EFFECTIVE AMENDMENT NO. 8                      [X]


                                      AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940


                                AMENDMENT NO. 43                             [X]


                            ------------------------

             MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
                           (EXACT NAME OF REGISTRANT)

                      MERRILL LYNCH LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

                      1300 MERRILL LYNCH DRIVE, 2ND FLOOR
                          PENNINGTON, NEW JERSEY 08534
              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)
                            ------------------------
               DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE:
                                 (609) 274-6900
                            ------------------------

NAME AND ADDRESS OF AGENT FOR SERVICE:     COPY TO:
BARRY G. SKOLNICK, ESQ.                    STEPHEN E. ROTH, ESQ.
SENIOR VICE PRESIDENT AND GENERAL COUNSEL  MARY E. THORNTON, ESQ.
MERRILL LYNCH LIFE INSURANCE COMPANY       SUTHERLAND ASBILL & BRENNAN LLP
1300 MERRILL LYNCH DRIVE, 2ND FLOOR        1275 PENNSYLVANIA AVENUE, N.W.
PENNINGTON, NEW JERSEY 08534               WASHINGTON, D.C. 20004-2415

It is proposed that this filing will become effective (check appropriate space):


[X] immediately upon filing pursuant to paragraph (b) of Rule 485



[ ] on ________ pursuant to paragraph (b) of Rule 485
        (date)


[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ] on  __________ pursuant to paragraph (a)(1) of Rule 485
        (date)

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
                            ------------------------

                     TITLE OF SECURITIES BEING REGISTERED:
   Units of interest in a separate account under flexible premium individual deferred variable annuity contracts.

                    EXHIBIT INDEX CAN BE FOUND ON PAGE C-12
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This registration statement incorporates by reference the prospectus dated May 1, 2004 for the Contracts, as filed in Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (File No. 333-90243) filed on April 23, 2004.

STATEMENT OF ADDITIONAL INFORMATION

MAY 1, 2004, AS REVISED ON MAY 19, 2004


             MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A

         FLEXIBLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACT

                                   ISSUED BY

                      MERRILL LYNCH LIFE INSURANCE COMPANY

                    HOME OFFICE: LITTLE ROCK, ARKANSAS 72201
                         SERVICE CENTER: P.O. BOX 44222
                        JACKSONVILLE, FLORIDA 32231-4222
                           4804 DEER LAKE DRIVE EAST
                          JACKSONVILLE, FLORIDA 32246
                             PHONE: (800) 535-5549

                                OFFERED THROUGH

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED

This individual deferred variable annuity contract (the "Contract") is designed to provide comprehensive and flexible ways to invest and to create a source of income protection for later in life through the payment of annuity benefits. An annuity is intended to be a long term investment. Contract owners should consider their need for deferred income before purchasing the Contract. The Contract is issued by Merrill Lynch Life Insurance Company ("Merrill Lynch Life") both on a nonqualified basis, and as an Individual Retirement Annuity ("IRA") that is given qualified tax status. The Contract may also be purchased through an established IRA or Roth IRA custodial account with Merrill Lynch, Pierce, Fenner & Smith Incorporated. Transfer amounts from tax sheltered annuity plans that are not subject to the Employee Retirement Income Security Act of 1974, as amended, will be accepted as premium payments, as permitted by law. Other premium payments will not be accepted under a Contract used as a tax sheltered annuity.

This Statement of Additional Information is not a prospectus and should be read together with the Contract's Prospectus dated May 1, 2004, which is available on request and without charge by writing to or calling Merrill Lynch Life at the Service Center address or phone number set forth above.

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
OTHER INFORMATION...........................................    3
Selling the Contract........................................    3
Financial Statements........................................    3
Administrative Services Arrangements........................    3

CALCULATION OF YIELDS AND TOTAL RETURNS.....................    3
Money Market Yield..........................................    3
Other Subaccount Yields.....................................    4
Total Returns...............................................    5

FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE VARIABLE ANNUITY
  SEPARATE ACCOUNT A........................................  S-1

FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE INSURANCE
  COMPANY...................................................  G-1

                               OTHER INFORMATION

SELLING THE CONTRACT

The Contracts are offered to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S" or "Distributor") serves as principal underwriter for the Contracts. Distributor is a Delaware corporation and its home office is located at 4 World Financial Center, New York, New York 10080. Distributor is an indirect, wholly owned subsidiary of Merrill Lynch & Co., Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of NASD, Inc. Distributor offers the Contracts through its Financial Advisors. Financial Advisors are appointed as our insurance agents through various Merrill Lynch Life Agencies.

For the years ended December 31, 2003, 2002, and 2001, Distributor received $762,118, $2,231,475, and $9,135,764, respectively, in connection with the sale of the Contracts. Distributor retains a portion of commissions it receives in return for its services as distributor for the Contracts.

FINANCIAL STATEMENTS

The financial statements of Merrill Lynch Life included in this Statement of Additional Information should be distinguished from the financial statements of the Account and should be considered only as bearing upon the ability of Merrill Lynch Life to meet any obligations it may have under the Contract.

ADMINISTRATIVE SERVICES ARRANGEMENTS

Merrill Lynch Life has entered into a Service Agreement with its parent, Merrill Lynch Insurance Group, Inc. ("MLIG") pursuant to which Merrill Lynch Life can arrange for MLIG to provide directly or through affiliates certain services. Pursuant to this agreement, Merrill Lynch Life has arranged for MLIG to provide administrative services for the Account and the Contracts, and MLIG, in turn, has arranged for a subsidiary, Merrill Lynch Insurance Group Services, Inc. ("MLIG Services"), to provide these services. Compensation for these services, which will be paid by Merrill Lynch Life, will be based on the charges and expenses incurred by MLIG Services, and will reflect MLIG Services' actual costs. For the years ended December 31, 2003, 2002, and 2001, Merrill Lynch Life paid administrative services fees of $33.4 million, $33.8 million, and $50.6 million, respectively.

                    CALCULATION OF YIELDS AND TOTAL RETURNS

MONEY MARKET YIELD

From time to time, Merrill Lynch Life may quote in advertisements and sales literature the current annualized yield for the ML Domestic Money Market V.I. Subaccount for a 7-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the underlying Funds or on their respective portfolio securities. The current annualized yield is computed by: (a) determining the net change (exclusive of realized gains and losses on the sales of securities and unrealized appreciation and depreciation) at the end of the 7-day period in the value of a hypothetical account under a Contract having a balance of 1 unit at the beginning of the period, (b) dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return; and (c) annualizing this quotient on a 365-day basis. The net change in account value reflects: (1) net income from the Fund attributable to the hypothetical account; and (2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: (1) the asset-based insurance charge; and (2) the annual contract fee. For purposes of calculating current yield for a Contract, an average per unit contract fee is used. Based on our current estimates of average contract size and withdrawals, we have assumed the average per unit contract fee to be 0.00%. Current yield will be calculated according to the following formula:

                   Current Yield = ((NCF - ES)/UV) X (365/7)

Where:

NCF   =   the net change in the value of the Fund (exclusive of
          realized gains and losses on the sale of securities and
          unrealized appreciation and depreciation) for the 7-day
          period attributable to a hypothetical account having a
          balance of 1 unit.

ES    =   per unit expenses for the hypothetical account for the 7-day period.

UV    =   the unit value on the first day of the 7-day period.

Merrill Lynch Life also may quote the effective yield of the ML Domestic Money Market V.I. Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:

               Effective Yield = (1 + ((NCF - ES)/UV))(365/7) - 1

Where:

NCF   =   the net change in the value of the Fund (exclusive of
          realized gains and losses on the sale of securities and
          unrealized appreciation and depreciation) for the 7-day
          period attributable to a hypothetical account having a
          balance of 1 unit.

ES    =   per unit expenses of the hypothetical account for the 7-day period.

UV    =   the unit value for the first day of the 7-day period.

Because of the charges and deductions imposed under the Contract, the yield for the ML Domestic Money Market V.I. Subaccount will be lower than the yield for the corresponding underlying Fund.

The yields on amounts held in the ML Domestic Money Market V.I. Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the underlying Fund, the types and qualities of portfolio securities held by the Fund and the Fund's operating expenses. Yields on amounts held in the ML Domestic Money Market V.I. Subaccount may also be presented for periods other than a 7-day period.

OTHER SUBACCOUNT YIELDS

From time to time, Merrill Lynch Life may quote in sales literature or advertisements the current annualized yield of one or more of the subaccounts (other than the ML Domestic Money Market V.I. Subaccount) for a Contract for a 30-day or one-month period. The annualized yield of a subaccount refers to income generated by the subaccount over a specified 30-day or one-month period. Because the yield is annualized, the yield generated by the subaccount during the 30-day or one-month period is assumed to be generated each period over a 12-month period. The yield is computed by: (1) dividing the net investment income of the Fund attributable to the subaccount units less subaccount expenses for the period; by (2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; then (3) compounding that yield for a 6-month period; and then (4) multiplying that result by 2. Expenses attributable to the subaccount include the asset-based insurance charge and the annual contract fee. For purposes of calculating the 30-day or one-month yield, an average contract fee per dollar of contract value in the subaccount is used to determine the amount of the charge attributable to the subaccount for the 30-day or one-month period. Based on our current estimates of average contract size and withdrawals, we have assumed the average contract fee to be 0.00%. The 30-day or one-month yield is calculated according to the following formula:

                Yield = 2 X ((((NI - ES)/(U X UV)) + 1)(6) - 1)

Where:

NI    =   net investment income of the Fund for the 30-day or
          one-month period attributable to the subaccount's units.

ES    =   expenses of the subaccount for the 30-day or one-month
          period.

U     =   the average number of units outstanding.

UV    =   the unit value at the close of the last day in the 30-day or one-month

Currently, Merrill Lynch Life may quote yields on bond subaccounts. Because of the charges and deductions imposed under the Contracts, the yield for a subaccount will be lower than the yield for the corresponding Fund.

The yield on the amounts held in the subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount's actual yield is affected by the types and quality of portfolio securities held by the corresponding Fund, and its operating expenses.

TOTAL RETURNS

From time to time, Merrill Lynch Life also may quote in sales literature or advertisements, total returns, including average annual total returns for one or more of the subaccounts for various periods of time. Average annual total returns will be provided for a subaccount for 1, 5 and 10 years, or for a shorter period, if applicable.

Total returns assume the Contract was surrendered at the end of the period shown, and are not indicative of performance if the Contract was continued for a longer period. The Contract does not impose any surrender charge.

Average annual total returns for other periods of time may also be disclosed from time to time. For example, average annual total returns may be provided based on the assumption that a subaccount had been in existence and had invested in the corresponding underlying Fund for the same period as the corresponding Fund had been in operation. The Funds and the subaccounts corresponding to the Funds commenced operations as indicated below:

FUND                                 FUND INCEPTION DATE   SUBACCOUNT INCEPTION DATE
----                                 -------------------   -------------------------
ML Basic Value V.I. Fund...........  July 1, 1993          July 1, 1993
ML Core Bond V.I. Fund.............  April 29, 1982        February 21, 1992
ML Domestic Money Market V.I.        February 21, 1992     February 21, 1992
  Fund.............................
ML Fundamental Growth V.I. Fund....  March 28, 2000        April 3, 2000
ML Government Bond V.I. Fund.......  May 16, 1994          May 16, 1994
ML Index 500 V.I. Fund.............  December 13, 1996     December 18, 1996
ML International Value V.I. Fund...  June 10, 1998         November 21, 2003
ML Small Cap Value V.I. Fund.......  April 29, 1982        February 21, 1992
MLIG Roszel/Delaware Trend           May 1, 2003           May 1, 2003
  Portfolio........................
MLIG Roszel/JP Morgan Small Cap      July 1, 2002           July 1, 2002
  Growth Portfolio.................
MLIG Roszel/Lord Abbett Affiliated   May 1, 2003            May 1, 2003
  Portfolio........................
MLIG Roszel/Lord Abbett Bond         July 1, 2002           July 1, 2002
  Debenture Portfolio..............
MLIG Roszel/Lord Abbett Mid Cap      July 1, 2002           July 1, 2002
  Value Portfolio..................
MLIG Roszel/PIMCO CCM Capital        May 1, 2003            May 1, 2003
  Appreciation Portfolio...........
MLIG Roszel/PIMCO Small Cap Value    July 1, 2002           July 1, 2002
  Portfolio........................
MLIG Roszel/Seligman Mid Cap Growth  July 1, 2002           July 1, 2002
  Portfolio........................
AIM V.I. International Growth        May 5, 1993           April 3, 2000
  Fund.............................
AIM V.I. Premier Equity Fund.......  May 5, 1993           December 18, 1996
AllianceBernstein Growth and Income  January 14, 1991       April 3, 2000
  Portfolio........................
AllianceBernstein Premier Growth     June 26, 1992          December 18, 1996
  Portfolio........................
American Century VP Ultra(R)         May 1, 2001           May 1, 2004
  Fund.............................
Davis Value Portfolio..............  July 1, 1999          April 3, 2000
Federated Capital Appreciation Fund  June 19, 2000         May 1, 2004
  II...............................
Federated Kaufmann Fund II.........  April 30, 2002        May 1, 2004
MFS(R) Emerging Growth Series......  July 24, 1995         December 18, 1996
PIMCO Advisors PEA Renaissance       July 10, 2002          May 1, 2004
  Portfolio........................
PIMCO Total Return Portfolio.......  December 31, 1997     April 3, 2000
Seligman Small-Cap Value             May 1, 1998           April 3, 2000
  Portfolio........................
Van Kampen LIT Emerging Growth       July 3, 1995           April 3, 2000
  Portfolio........................
Van Kampen LIT Comstock              April 30, 1999        May 1, 2004
  Portfolio........................

Average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value or that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will generally be as of the most recent calendar quarter-end.

Average annual total returns are calculated using subaccount unit values calculated on each valuation day based on the performance of the corresponding underlying Fund, the deductions for the asset-based insurance charge and the contract fee, and assume a surrender of the Contract at the end of the period for the return quotation (although the Contract does not impose a surrender charge). For purposes of calculating total return, an average per dollar contract fee attributable to the hypothetical account for the period is used. Based on our current estimates of average contract size and withdrawals, we have assumed the average contract fee to be 0.00%. The average annual total return is then calculated according to the following formula:

                            TR = ((ERV/P)(1/N)) -- 1

Where:

TR    =   the average annual total return net of subaccount recurring charges (such as the asset-based insurance charge and
          contract fee).

ERV   =   the ending redeemable value at the end of the period of the hypothetical account with an initial payment of $1,000.

P     =   a hypothetical initial payment of $1,000.

N     =   the number of years in the period.

From time to time, Merrill Lynch Life also may quote in sales literature or advertisements total returns for other periods.

From time to time, Merrill Lynch Life also may quote in sales literature or advertisements total returns or other performance information for a hypothetical Contract assuming the initial premium is allocated to more than one subaccount or assuming monthly transfers from a specified subaccount to one or more designated subaccounts under a dollar cost averaging program. Merrill Lynch Life also may quote in sales literature or advertisements total returns or other performance information for a hypothetical Contract assuming participation in an asset allocation or rebalancing program. These returns will reflect the performance of the affected subaccount(s) for the amount and duration of the allocation to each subaccount for the hypothetical Contract. They also will reflect the deduction of the charges described above. For example, total return information for a Contract with a dollar cost averaging program for a 12-month period will assume commencement of the program at the beginning of the most recent 12-month period for which average annual total return information is available. This information will assume an initial lump-sum investment in a specified subaccount (the "DCA subaccount") at the beginning of that period and monthly transfers of a portion of the contract value from the DCA subaccount to designated other subaccount(s) during the 12-month period. The total return for the Contract for this 12-month period therefore will reflect the return on the portion of the contract value that remains invested in the DCA subaccount for the period it is assumed to be so invested, as affected by monthly transfers, and the return on amounts transferred to the designated other subaccounts for the period during which those amounts are assumed to be invested in those subaccounts. The return for an amount invested in a subaccount will be based on the performance of that subaccount for the duration of the investment, and will reflect the charges described above. Performance information for a dollar cost-averaging program also may show the returns for various periods for a designated subaccount assuming monthly transfers to the subaccount, and may compare those returns to returns assuming an initial lump-sum investment in that subaccount. This information also may be compared to various indices, such as the Merrill Lynch 91-day Treasury Bills index or the U.S. Treasury Bills index and may be illustrated by graphs, charts, or otherwise.

INDEPENDENT AUDITORS' REPORT


To the Board of Directors of
Merrill Lynch Life Insurance Company:

We have audited the accompanying statements of assets and liabilities of each of the divisions of Merrill Lynch Life Variable Annuity Separate Account A, comprised of divisions investing in the Domestic Money Market V.I. Fund, Core Bond V.I. Fund, High Current Income V.I. Fund, Large Cap Core V.I. Fund, Small Cap Value V.I. Fund, American Balanced V.I. Fund, Natural Resources Focus Fund (liquidated following close of business on April 30, 2002), Global Allocation V.I. Fund, Utilities and Telecommunications V.I. Fund, Global Bond Focus Fund (liquidated following close of business on April 30, 2002), Basic Value V.I. Fund, Government Bond V.I. Fund, Developing Capital Markets V.I. Fund (liquidated following close of business on November 21, 2003), Index 500 V.I. Fund, Global Growth V.I. Fund, Focus Twenty V.I. Fund (liquidated following close of business on November 21,
2003), Large Cap Value V.I. Fund, Fundamental Growth V.I. Fund, International Value V.I. Fund (formerly Mercury International Value V.I. Fund), Large Cap Growth V.I. Fund (formerly Merrill Lynch Large Cap Growth V.I. Fund),
AllianceBernstein Quasar Portfolio (formerly Quasar Portfolio, liquidated following close of business on November 21, 2003), AllianceBernstein Premier Growth Portfolio (formerly Premier Growth Portfolio), AllianceBernstein Growth and Income Portfolio (formerly Growth and Income Portfolio), AllianceBernstein Technology Portfolio (formerly Technology Portfolio), MFS Emerging Growth Series, MFS Research Series (liquidated following close of business on November 21, 2003), MFS Investors Trust Series (liquidated following close of business on November 21, 2003), AIM V.I. Premier Equity Fund, AIM V.I. Capital Appreciation Fund, AIM V.I. International Growth Fund, Davis Value Portfolio, Total Return Portfolio, Seligman Small-Cap Value Portfolio, Delaware VIP Trend Series (liquidated following close of business on November 21, 2003), Emerging Growth Portfolio, VP International Fund, Roszel / JP Morgan Small Cap Growth Portfolio, Roszel / Lord Abbett Bond Debenture Portfolio, Roszel / Lord Abbett Mid Cap Value Portfolio, Roszel / PIMCO Small Cap Value Portfolio, Roszel / Seligman Mid Cap Growth Portfolio, Roszel / Delaware Trend Portfolio (commenced operations May 1, 2003), Roszel / Lord Abbett Affiliated Portfolio (commenced operations May 1,
2003), and Roszel / PIMCO CCM Capital Appreciation Portfolio (commenced operations May 1, 2003) (collectively, the "Divisions"), as of December 31, 2003 and the related statements of operations and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the management of Merrill Lynch Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.


We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund securities owned at December 31, 2003. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial positions of the Divisions as of December 31, 2003, the results of their operations and the changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche, LLP
New York, New York


March 5, 2004


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                           Domestic               Core                 High
                                                                            Money                 Bond               Current
                                                                            Market                V.I.                Income
                                                                          V.I. Fund               Fund              V.I. Fund
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in Merrill Lynch Variable Series Funds, Inc. (Note 1):
    Domestic Money Market V.I. Fund, 374,152 shares
      (Cost $374,152)                                               $           374,152  $                    $
    Core Bond V.I. Fund, 51,081 shares
      (Cost $600,137)                                                                                623,699
    High Current Income V.I. Fund, 36,820 shares
      (Cost $323,065)                                                                                                     289,040
                                                                    -------------------- -------------------- --------------------
Total Assets                                                        $           374,152  $           623,699  $           289,040
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $           374,152  $           623,699  $           289,040
  Retained in Separate Account A by Merrill Lynch Life
    Insurance Company (Note 4)                                                        0                    0                    0
                                                                    -------------------- -------------------- --------------------
Total Net Assets                                                    $           374,152  $           623,699  $           289,040
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                            Large              Small Cap             American
                                                                           Cap Core              Value               Balanced
                                                                             V.I.                 V.I.                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in Merrill Lynch Variable Series Funds, Inc. (cont'd) (Note 1):
    Large Cap Core V.I. Fund, 17,575 shares
      (Cost $537,457)                                               $           445,705  $                    $
    Small Cap Value V.I. Fund, 18,179 shares
      (Cost $383,629)                                                                                465,387
    American Balanced V.I. Fund, 7,113 shares
      (Cost $90,998)                                                                                                       79,811
                                                                    -------------------- -------------------- --------------------
Total Assets                                                        $           445,705  $           465,387  $            79,811
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $           445,705  $           465,387  $            79,811
  Retained in Separate Account A by Merrill Lynch Life
    Insurance Company (Note 4)                                                        0                    0                    0
                                                                    -------------------- -------------------- --------------------
Total Net Assets                                                    $           445,705  $           465,387  $            79,811
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                            Global           Utilities and            Basic
                                                                          Allocation            Telecom               Value
                                                                             V.I.                 V.I.                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in Merrill Lynch Variable Series Funds, Inc. (cont'd) (Note 1):
    Global Allocation V.I. Fund, 39,133 shares
      (Cost $473,581)                                               $           442,208  $                    $
    Utilities and Telecommunications V.I. Fund, 4,890 shares
      (Cost $53,648)                                                                                  36,037
    Basic Value V.I. Fund, 64,970 shares
      (Cost $883,737)                                                                                                     929,716
                                                                    -------------------- -------------------- --------------------
Total Assets                                                        $           442,208  $            36,037  $           929,716
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $           442,208  $            36,037  $           929,716
  Retained in Separate Account A by Merrill Lynch Life
    Insurance Company (Note 4)                                                        0                    0                    0
                                                                    -------------------- -------------------- --------------------
Total Net Assets                                                    $           442,208  $            36,037  $           929,716
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                          Government             Index                Global
                                                                             Bond                 500                 Growth
                                                                             V.I.                 V.I.                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in Merrill Lynch Variable Series Funds, Inc. (cont'd) (Note 1):
    Government Bond V.I. Fund, 35,602 shares
      (Cost $382,434)                                               $           377,029  $                    $
    Index 500 V.I. Fund, 24,306 shares
      (Cost $365,892)                                                                                343,202
    Global Growth V.I. Fund, 9,351 shares
      (Cost $114,993)                                                                                                      79,579
                                                                    -------------------- -------------------- --------------------
Total Assets                                                        $           377,029  $           343,202  $            79,579
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $           377,029  $           343,202  $            79,579
  Retained in Separate Account A by Merrill Lynch Life
    Insurance Company (Note 4)                                                        0                    0                    0
                                                                    -------------------- -------------------- --------------------
Total Net Assets                                                    $           377,029  $           343,202  $            79,579
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                          Large Cap           Fundamental         International
                                                                            Value                Growth               Value
                                                                             V.I.                 V.I.                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in Merrill Lynch Variable Series Funds, Inc. (cont'd) (Note 1):
    Large Cap Value V.I. Fund, 7,365 shares
      (Cost $72,665)                                                $            87,649  $                    $
    Fundamental Growth V.I. Fund, 25,037 shares
      (Cost $161,052)                                                                                174,760
    International Value V.I. Fund, 23,233 shares
      (Cost $247,610)                                                                                                     265,090
                                                                    -------------------- -------------------- --------------------
Total Assets                                                        $            87,649  $           174,760  $           265,090
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $            87,649  $           174,056  $           265,090
  Retained in Separate Account A by Merrill Lynch Life
    Insurance Company (Note 4)                                                        0                  704                    0
                                                                    -------------------- -------------------- --------------------
Total Net Assets                                                    $            87,649  $           174,760  $           265,090
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                           Large
                                                                             Cap           AllianceBernstein    AllianceBernstein
                                                                            Growth              Premier             Growth and
                                                                             V.I.                Growth               Income
                                                                            Fund               Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in Merrill Lynch Variable Series Funds, Inc. (cont'd) (Note 1):
    Large Cap Growth V.I. Fund, 6,518 shares
      (Cost $58,624)                                                $            60,358  $                    $

  Investments in AllianceBernstein Variable Products Series Fund, Inc. (Note 1):
    AllianceBernstein Premier Growth Portfolio, 19,194 shares
      (Cost $625,461)                                                                                414,203
    AllianceBernstein Growth and Income Portfolio, 2,072 shares
      (Cost $40,613)                                                                                                       45,175
                                                                    -------------------- -------------------- --------------------
Total Assets                                                        $            60,358  $           414,203  $            45,175
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $            55,435  $           414,203  $            45,175
  Retained in Separate Account A by Merrill Lynch Life
    Insurance Company (Note 4)                                                    4,923                    0                    0
                                                                    -------------------- -------------------- --------------------
Total Net Assets                                                    $            60,358  $           414,203  $            45,175
                                                                    ==================== ==================== ====================
See accompanying notes to financial statements.



MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                                                  MFS                AIM V.I.
                                                                      AllianceBernstein         Emerging             Premier
                                                                          Technology             Growth               Equity
                                                                          Portfolio              Series                Fund
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in AllianceBernstein Variable Products Series Fund, Inc. (cont'd) (Note 1):
    AllianceBernstein Technology Portfolio, 378 shares
      (Cost $4,775)                                                 $             5,477  $                    $

  Investments in MFS Variable Insurance Trust (Note 1):
    MFS Emerging Growth Series, 9,411 shares
      (Cost $270,402)                                                                                145,971

  Investments in AIM Variable Insurance Funds (Note 1):
    AIM V.I. Premier Equity Fund Fund, 9,911 shares
      (Cost $282,601)                                                                                                     200,509
                                                                    -------------------- -------------------- --------------------
Total Assets                                                        $             5,477  $           145,971  $           200,509
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $             5,477  $           145,971  $           200,509
  Retained in Separate Account A by Merrill Lynch Life
    Insurance Company (Note 4)                                                        0                    0                    0
                                                                    -------------------- -------------------- --------------------
Total Net Assets                                                    $             5,477  $           145,971  $           200,509
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                           AIM V.I.             AIM V.I.
                                                                           Capital           International            Davis
                                                                         Appreciation            Growth               Value
                                                                             Fund                 Fund              Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in AIM Variable Insurance Funds (cont'd) (Note 1):
    AIM V.I. Capital Appreciation Fund, 3,885 shares
      (Cost $128,153)                                               $            82,666  $                    $
    AIM V.I. International Growth Fund, 1,140 shares
      (Cost $16,497)                                                                                  18,281

  Investment in Davis Variable Account Fund, Inc. (Note 1):
    Davis Value Portfolio, 15,907 shares
      (Cost $154,319)                                                                                                     168,136
                                                                    -------------------- -------------------- --------------------
Total Assets                                                        $            82,666               18,281  $           168,136
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $            82,666  $            18,281  $           168,136
  Retained in Separate Account A by Merrill Lynch Life
    Insurance Company (Note 4)                                                        0                    0                    0
                                                                    -------------------- -------------------- --------------------
Total Net Assets                                                    $            82,666  $            18,281  $           168,136
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                                                Seligman
                                                                            Total              Small-Cap             Emerging
                                                                            Return               Value                Growth
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investment in PIMCO Variable Insurance Trust (Note 1):
    Total Return Portfolio, 30,234 shares
      (Cost $311,223)                                               $           313,226  $                    $

  Investment in Seligman Portfolios, Inc. (Note 1):
    Seligman Small-Cap Value Portfolio, 1,972 shares
      (Cost $24,761)                                                                                  31,949

  Investment in Van Kampen Life Investment Trust (Note 1):
    Emerging Growth Portfolio, 722 shares
      (Cost $18,800)                                                                                                       17,546
                                                                    -------------------- -------------------- --------------------
Total Assets                                                        $           313,226  $            31,949  $            17,546
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $           313,226  $            31,949  $            17,546
  Retained in Separate Account A by Merrill Lynch Life
    Insurance Company (Note 4)                                                        0                    0                    0
                                                                    -------------------- -------------------- --------------------
Total Net Assets                                                    $           313,226  $            31,949  $            17,546
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                                                Roszel /             Roszel /
                                                                                               JP Morgan           Lord Abbett
                                                                              VP               Small Cap               Bond
                                                                        International            Growth             Debenture
                                                                             Fund              Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investment in American Century Variable Portfolios, Inc. (Note 1):
    VP International Fund, 6,554 shares
      (Cost $40,372)                                                $            42,141  $                    $

  Investments in MLIG Variable Insurance Trust (Note 1):
    Roszel / JP Morgan Small Cap Growth Portfolio, 5,816 shares
      (Cost $54,548)                                                                                  67,761
    Roszel / Lord Abbett Bond Debenture Portfolio, 1,349 shares
      (Cost $15,037)                                                                                                       15,487
                                                                    -------------------- -------------------- --------------------
Total Assets                                                        $            42,141  $            67,761  $            15,487
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $            42,141  $            67,761  $            15,487
  Retained in Separate Account A by Merrill Lynch Life
    Insurance Company (Note 4)                                                        0                    0                    0
                                                                    -------------------- -------------------- --------------------
Total Net Assets                                                    $            42,141  $            67,761  $            15,487
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                           Roszel /             Roszel /             Roszel /
                                                                         Lord Abbett             PIMCO               Seligman
                                                                           Mid Cap             Small Cap             Mid Cap
                                                                            Value                Value                Growth
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in MLIG Variable Insurance Trust (cont'd) (Note 1):
    Roszel / Lord Abbett Mid Cap Value Portfolio, 11,228 shares
      (Cost $105,243)                                               $           126,091  $                    $
    Roszel / PIMCO Small Cap Value Portfolio, 4,965 shares
      (Cost $50,838)                                                                                  56,943
    Roszel / Seligman Mid Cap Growth Portfolio, 2,532 shares
      (Cost $25,872)                                                                                                       30,988
                                                                    -------------------- -------------------- --------------------
Total Assets                                                        $           126,091  $            56,943  $            30,988
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $           126,091  $            56,943  $            30,988
  Retained in Separate Account A by Merrill Lynch Life
    Insurance Company (Note 4)                                                        0                    0                    0
                                                                    -------------------- -------------------- --------------------
Total Net Assets                                                    $           126,091  $            56,943  $            30,988
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.



MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                                                Roszel /             Roszel /
                                                                           Roszel /               Lord                PIMCO
                                                                           Delaware              Abbett            CCM Capital
                                                                            Trend              Affiliated          Appreciation
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in MLIG Variable Insurance Trust (cont'd) (Note 1):
    Roszel / Delaware Trend Portfolio, 4,789 shares
      (Cost $53,173)                                                $            59,332  $                    $
    Roszel / Lord Abbett Affiliated Portfolio, 2,653 shares
      (Cost $28,712)                                                                                  32,124
    Roszel / PIMCO CCM Capital Appreciation Portfolio, 11,796 shares
      (Cost $130,445)                                                                                                     139,549
                                                                    -------------------- -------------------- --------------------
Total Assets                                                        $            59,332  $            32,124  $           139,549
                                                                    ==================== ==================== ====================

Net Assets
  Accumulation Units                                                $            59,332  $            32,124  $           139,549
  Retained in Separate Account A by Merrill Lynch Life
    Insurance Company (Note 4)                                                        0                    0                    0
                                                                    -------------------- -------------------- --------------------
Total Net Assets                                                    $            59,332  $            32,124  $           139,549
                                                                    ==================== ==================== ====================
See accompanying notes to financial statements.



MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                           Domestic               Core                 High
                                                                            Money                 Bond               Current
                                                                            Market                V.I.                Income
                                                                          V.I. Fund               Fund               V.I Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $             3,272  $            23,739  $            22,809
 Asset-Based Insurance Charges (Note 7)                                          (6,224)              (8,489)              (3,566)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                   (2,952)              15,250               19,243
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                1,432              (14,745)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      0                3,105               56,802
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                      0                4,537               42,057
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       (2,952)              19,787               61,300
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                         317,623                2,031                1,595
 Contract Owner Withdrawals                                                    (143,780)             (64,941)             (26,978)
 Net Transfers In (Out) (Note 3)                                               (281,228)              61,312               17,355
 Contract Charges (Note 7)                                                         (143)                (189)                (109)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                        (107,528)              (1,787)              (8,137)
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                        (110,480)              18,000               53,163
Net Assets, Beginning of Period                                                 484,632              605,699              235,877
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $           374,152  $           623,699  $           289,040
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                            Large              Small Cap             American
                                                                           Cap Core              Value               Balanced
                                                                             V.I.                 V.I.                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $             1,570  $             1,501  $             1,684
 Asset-Based Insurance Charges (Note 7)                                          (5,309)              (5,327)              (1,046)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                   (3,739)              (3,826)                 638
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                           (20,032)              (4,125)              (6,625)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                128,166              144,016               20,075
 Capital Gain Distributions (Note 2)                                                  0                1,888                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                108,134              141,779               13,450
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                      104,395              137,953               14,088
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           1,997                2,028                    0
 Contract Owner Withdrawals                                                     (38,981)             (39,198)              (9,315)
 Net Transfers In (Out) (Note 3)                                                  4,403               (3,304)              (4,365)
 Contract Charges (Note 7)                                                         (180)                (163)                 (34)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                         (32,761)             (40,637)             (13,714)
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          71,634               97,316                  374
Net Assets, Beginning of Period                                                 374,071              368,071               79,437
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $           445,705  $           465,387  $            79,811
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                           Global            Utilities and            Basic
                                                                          Allocation            Telecom               Value
                                                                             V.I.                 V.I.                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $            11,704  $             1,032  $             9,306
 Asset-Based Insurance Charges (Note 7)                                          (4,706)                (466)             (10,870)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                    6,998                  566               (1,564)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            (7,753)              (8,231)             (12,617)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                103,114               13,520              239,009
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                 95,361                5,289              226,392
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                      102,359                5,855              224,828
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           2,778                    0                3,308
 Contract Owner Withdrawals                                                     (33,870)              (4,078)             (75,467)
 Net Transfers In (Out) (Note 3)                                                 61,551               (1,956)              17,227
 Contract Charges (Note 7)                                                         (167)                 (15)                (307)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          30,292               (6,049)             (55,239)
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                         132,651                 (194)             169,589
Net Assets, Beginning of Period                                                 309,557               36,231              760,127
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $           442,208  $            36,037  $           929,716
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                          Government           Developing             Index
                                                                             Bond           Capital Markets            500
                                                                             V.I.                 V.I.                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $            17,414  $               346  $             4,141
 Asset-Based Insurance Charges (Note 7)                                          (6,672)                (207)              (4,125)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                   10,742                  139                   16
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                             2,359               (1,215)              (7,014)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                (20,222)               6,810               81,399
 Capital Gain Distributions (Note 2)                                             11,188                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                 (6,675)               5,595               74,385
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        4,067                5,734               74,401
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           2,330                    0                2,901
 Contract Owner Withdrawals                                                     (58,588)              (1,342)             (23,192)
 Net Transfers In (Out) (Note 3)                                               (107,346)             (21,002)              46,737
 Contract Charges (Note 7)                                                         (135)                  (9)                (138)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                        (163,739)             (22,353)              26,308
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                        (159,672)             (16,619)             100,709
Net Assets, Beginning of Period                                                 536,701               16,619              242,493
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $           377,029  $                 0  $           343,202
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                            Global               Focus              Large Cap
                                                                            Growth               Twenty               Value
                                                                             V.I.                 V.I.                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $               717  $                 0  $               373
 Asset-Based Insurance Charges (Note 7)                                            (924)                 (49)                (936)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (207)                 (49)                (563)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                           (14,357)              (3,764)                 (34)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 34,087                4,846               21,253
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                 19,730                1,082               21,219
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       19,523                1,033               20,656
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             175                   29                  403
 Contract Owner Withdrawals                                                      (5,881)                (195)              (5,807)
 Net Transfers In (Out) (Note 3)                                                 (2,609)              (4,786)              14,711
 Contract Charges (Note 7)                                                          (33)                  (3)                 (33)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (8,348)              (4,955)               9,274
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                 (141)                   0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          11,175               (4,063)              29,930
Net Assets, Beginning of Period                                                  68,404                4,063               57,719
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            79,579  $                 0  $            87,649
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                                                                      Large
                                                                         Fundamental         International             Cap
                                                                            Growth               Value                Growth
                                                                             V.I.                 V.I.                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $               195  $             7,316  $                 0
 Asset-Based Insurance Charges (Note 7)                                          (2,244)              (2,871)                (484)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                   (2,049)               4,445                 (484)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                           (19,186)              (9,345)              (3,037)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 54,844               79,658               14,121
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                 35,658               70,313               11,084
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       33,609               74,758               10,600
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           1,251                  528                1,001
 Contract Owner Withdrawals                                                     (14,436)             (20,291)              (2,348)
 Net Transfers In (Out) (Note 3)                                                (24,267)              10,927               20,028
 Contract Charges (Note 7)                                                          (52)                 (87)                 (24)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                         (37,504)              (8,923)              18,657
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                       154                    0                1,392
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          (3,741)              65,835               30,649
Net Assets, Beginning of Period                                                 178,501              199,255               29,709
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $           174,760  $           265,090  $            60,358
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                                           AllianceBernstein    AllianceBernstein
                                                                      AllianceBernstein         Premier             Growth and
                                                                            Quasar               Growth               Income
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 0  $               452
 Asset-Based Insurance Charges (Note 7)                                            (345)              (5,412)                (680)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (345)              (5,412)                (228)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                           (20,827)             (29,001)              (2,241)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 29,681              112,901               13,588
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                  8,854               83,900               11,347
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        8,509               78,488               11,119
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              59                1,754                  187
 Contract Owner Withdrawals                                                      (2,184)             (33,475)              (5,670)
 Net Transfers In (Out) (Note 3)                                                (46,545)             (25,781)              (4,141)
 Contract Charges (Note 7)                                                          (12)                (206)                  (3)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                         (48,682)             (57,708)              (9,627)
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                         (40,173)              20,780                1,492
Net Assets, Beginning of Period                                                  40,173              393,423               43,683
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $                 0  $           414,203  $            45,175
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                                                  MFS
                                                                      AllianceBernstein         Emerging               MFS
                                                                          Technology             Growth              Research
                                                                          Portfolio              Series               Series
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 0  $               881
 Asset-Based Insurance Charges (Note 7)                                             (46)              (1,881)              (1,352)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      (46)              (1,881)                (471)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                              (469)             (10,236)            (103,263)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  1,611               46,263              118,949
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                  1,142               36,027               15,686
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        1,096               34,146               15,215
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             125                1,040                  304
 Contract Owner Withdrawals                                                        (357)             (11,537)              (9,625)
 Net Transfers In (Out) (Note 3)                                                  2,701               (9,296)            (139,269)
 Contract Charges (Note 7)                                                           (2)                 (79)                 (56)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           2,467              (19,872)            (148,646)
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                           3,563               14,274             (133,431)
Net Assets, Beginning of Period                                                   1,914              131,697              133,431
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             5,477  $           145,971  $                 0
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                             MFS               AIM V.I.             AIM V.I.
                                                                          Investors             Premier              Capital
                                                                            Trust                Equity            Appreciation
                                                                            Series                Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                75  $               559  $                 0
 Asset-Based Insurance Charges (Note 7)                                            (132)              (2,638)              (1,031)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      (57)              (2,079)              (1,031)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            (2,022)             (20,683)              (4,420)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  3,236               63,115               24,254
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                  1,214               42,432               19,834
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        1,157               40,353               18,803
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              10                  934                  435
 Contract Owner Withdrawals                                                      (1,924)             (15,300)              (6,221)
 Net Transfers In (Out) (Note 3)                                                (10,854)             (22,565)              (5,436)
 Contract Charges (Note 7)                                                           (1)                (103)                 (42)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                         (12,769)             (37,034)             (11,264)
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                         (11,612)               3,319                7,539
Net Assets, Beginning of Period                                                  11,612              197,190               75,127
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $                 0  $           200,509  $            82,666
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                          AIM V.I.
                                                                        International            Davis                Total
                                                                            Growth               Value                Return
                                                                             Fund              Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                89  $               986  $             7,656
 Asset-Based Insurance Charges (Note 7)                                            (268)              (1,730)              (3,962)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (179)                (744)               3,694
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                             2,881               (2,036)               3,270
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  1,598               33,993               (1,018)
 Capital Gain Distributions (Note 2)                                                  0                    0                2,121
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                  4,479               31,957                4,373
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        4,300               31,213                8,067
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             110                1,044                2,474
 Contract Owner Withdrawals                                                      (2,213)              (9,355)             (34,415)
 Net Transfers In (Out) (Note 3)                                                    (45)              39,895              123,500
 Contract Charges (Note 7)                                                           (2)                 (43)                 (76)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (2,150)              31,541               91,483
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                           2,150               62,754               99,550
Net Assets, Beginning of Period                                                  16,131              105,382              213,676
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            18,281  $           168,136  $           313,226
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                           Seligman             Delaware
                                                                          Small-Cap               VIP                Emerging
                                                                            Value                Trend                Growth
                                                                          Portfolio              Series             Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 0  $                 0
 Asset-Based Insurance Charges (Note 7)                                            (583)                (145)                (268)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (583)                (145)                (268)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                             2,481                  187               (2,328)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 11,849                2,420                6,368
 Capital Gain Distributions (Note 2)                                                274                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                 14,604                2,607                4,040
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       14,021                2,462                3,772
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             330                   24                  144
 Contract Owner Withdrawals                                                      (8,129)                (922)              (2,586)
 Net Transfers In (Out) (Note 3)                                                (10,126)             (14,753)                (698)
 Contract Charges (Note 7)                                                           (3)                   0                   (1)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                         (17,928)             (15,651)              (3,141)
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          (3,907)             (13,189)                 631
Net Assets, Beginning of Period                                                  35,856               13,189               16,915
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            31,949  $                 0  $            17,546
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                                               Roszel /             Roszel /
                                                                                               JP Morgan           Lord Abbett
                                                                              VP               Small Cap               Bond
                                                                        International            Growth             Debenture
                                                                             Fund              Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $               243  $                 0  $               336
 Asset-Based Insurance Charges (Note 7)                                            (454)                (674)                 (93)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (211)                (674)                 243
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                              (919)                 171                  128
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  8,480               16,189                  423
 Capital Gain Distributions (Note 2)                                                  0                    0                    7
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                  7,561               16,360                  558
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        7,350               15,686                  801
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             108                  164                  149
 Contract Owner Withdrawals                                                      (2,590)              (4,268)                (479)
 Net Transfers In (Out) (Note 3)                                                  5,196               16,034               13,567
 Contract Charges (Note 7)                                                          (16)                 (17)                   0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           2,698               11,913               13,237
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                 (850)                (106)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          10,048               26,749               13,932
Net Assets, Beginning of Period                                                  32,093               41,012                1,555
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            42,141  $            67,761  $            15,487
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                          Roszel /             Roszel /             Roszel /
                                                                         Lord Abbett             PIMCO               Seligman
                                                                           Mid Cap             Small Cap             Mid Cap
                                                                            Value                Value                Growth
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $               350  $               821  $                 0
 Asset-Based Insurance Charges (Note 7)                                          (1,632)                (639)                (268)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                   (1,282)                 182                 (268)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                             5,724                2,597                   92
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 21,879                5,509                5,914
 Capital Gain Distributions (Note 2)                                                  0                2,655                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                 27,603               10,761                6,006
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       26,321               10,943                5,738
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             912                  488                  316
 Contract Owner Withdrawals                                                     (10,894)              (3,531)              (1,412)
 Net Transfers In (Out) (Note 3)                                                 12,592               (5,020)              12,967
 Contract Charges (Note 7)                                                          (42)                 (16)                 (11)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           2,568               (8,079)              11,860
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                       (90)                (470)                   0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          28,799                2,394               17,598
Net Assets, Beginning of Period                                                  97,292               54,549               13,390
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $           126,091  $            56,943  $            30,988
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                                               Roszel /             Roszel /
                                                                          Roszel /                Lord                PIMCO
                                                                           Delaware              Abbett            CCM Capital
                                                                            Trend              Affiliated          Appreciation
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 0  $                 0
 Asset-Based Insurance Charges (Note 7)                                            (259)                (157)                (406)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (259)                (157)                (406)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               193                  804                  330
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  6,157                3,412                9,101
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                  6,350                4,216                9,431
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        6,091                4,059                9,025
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              94                  281                   50
 Contract Owner Withdrawals                                                      (1,399)              (1,047)              (2,654)
 Net Transfers In (Out) (Note 3)                                                 54,552               28,834              133,140
 Contract Charges (Note 7)                                                           (6)                  (3)                 (12)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          53,241               28,065              130,524
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          59,332               32,124              139,549
Net Assets, Beginning of Period                                                       0                    0                    0
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            59,332  $            32,124  $           139,549
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                           Domestic               Core                 High
                                                                            Money                 Bond               Current
                                                                            Market                V.I.                Income
                                                                           V.I Fund               Fund               V.I Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $             7,181  $            28,649  $            29,419
 Asset-Based Insurance Charges (Note 7)                                          (6,839)              (8,166)              (3,827)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      342               20,483               25,592
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                 0                1,732              (60,026)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                      0               25,258               22,158
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                      0               26,990              (37,868)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          342               47,473              (12,276)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                         398,240                1,573                  617
 Contract Owner Withdrawals                                                    (197,322)             (66,745)             (32,307)
 Net Transfers In (Out) (Note 3)                                               (238,646)              42,992              (44,196)
 Contract Charges (Note 7)                                                         (100)                (150)                (100)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                         (37,828)             (22,330)             (75,986)
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                         (37,486)              25,143              (88,262)
Net Assets, Beginning of Period                                                 522,118              580,556              324,139
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $           484,632  $           605,699  $           235,877
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                            Large              Small Cap             American
                                                                           Cap Core              Value               Balanced
                                                                             V.I.                 V.I.                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $             3,377  $                 0  $             2,433
 Asset-Based Insurance Charges (Note 7)                                          (6,108)              (6,967)              (1,293)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                   (2,731)              (6,967)               1,140
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                           (22,601)             (26,201)              (7,404)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                (63,394)            (142,388)              (9,017)
 Capital Gain Distributions (Note 2)                                                  0               25,598                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                (85,995)            (142,991)             (16,421)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                      (88,726)            (149,958)             (15,281)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           2,554                2,439                    0
 Contract Owner Withdrawals                                                     (47,324)             (47,336)             (10,638)
 Net Transfers In (Out) (Note 3)                                                 (5,730)             (58,376)              (8,213)
 Contract Charges (Note 7)                                                         (166)                (159)                 (39)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                         (50,666)            (103,432)             (18,890)
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                        (139,392)            (253,390)             (34,171)
Net Assets, Beginning of Period                                                 513,463              621,461              113,608
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $           374,071  $           368,071  $            79,437
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                           Natural              Global            Utilities and
                                                                          Resources            Allocation            Telecom
                                                                            Focus                 V.I.                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $            11,274  $             1,588
 Asset-Based Insurance Charges (Note 7)                                             (45)              (4,618)                (614)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      (45)               6,656                  974
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                             2,345              (14,423)              (7,964)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 (1,002)             (27,014)              (4,663)
 Capital Gain Distributions (Note 2)                                                  0                    0                1,064
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                  1,343              (41,437)             (11,563)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        1,298              (34,781)             (10,589)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                2,004                    3
 Contract Owner Withdrawals                                                        (476)             (38,992)              (6,553)
 Net Transfers In (Out) (Note 3)                                                (10,991)               5,684               (4,739)
 Contract Charges (Note 7)                                                           (1)                (153)                 (18)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                         (11,468)             (31,457)             (11,307)
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                         (10,170)             (66,238)             (21,896)
Net Assets, Beginning of Period                                                  10,170              375,795               58,127
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $                 0  $           309,557  $            36,231
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                            Global               Basic              Government
                                                                             Bond                Value                 Bond
                                                                            Focus                 V.I.                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $               208  $             8,728  $            27,907
 Asset-Based Insurance Charges (Note 7)                                            (101)             (12,052)              (6,760)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      107               (3,324)              21,147
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            (4,939)             (17,983)               2,758
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  4,770             (181,678)              14,021
 Capital Gain Distributions (Note 2)                                                  0                9,432                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                   (169)            (190,229)              16,779
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          (62)            (193,553)              37,926
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                5,755                4,265
 Contract Owner Withdrawals                                                        (895)             (79,986)             (58,896)
 Net Transfers In (Out) (Note 3)                                                (22,663)              44,976              116,245
 Contract Charges (Note 7)                                                           (3)                (277)                 (91)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                         (23,561)             (29,532)              61,523
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                         (23,623)            (223,085)              99,449
Net Assets, Beginning of Period                                                  23,623              983,212              437,252
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $                 0  $           760,127  $           536,701
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                          Developing             Index                Global
                                                                       Capital Markets            500                 Growth
                                                                             V.I.                 V.I.                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                80  $             3,566  $                92
 Asset-Based Insurance Charges (Note 7)                                            (287)              (4,105)              (1,126)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (207)                (539)              (1,034)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                              (689)             (11,517)             (17,262)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 (1,280)             (69,156)             (10,494)
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                 (1,969)             (80,673)             (27,756)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       (2,176)             (81,212)             (28,790)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                               0                3,661                  443
 Contract Owner Withdrawals                                                      (2,045)             (22,266)              (7,810)
 Net Transfers In (Out) (Note 3)                                                 (3,613)             (30,023)              (2,353)
 Contract Charges (Note 7)                                                          (11)                (119)                 (34)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (5,669)             (48,747)              (9,754)
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          (7,845)            (129,959)             (38,544)
Net Assets, Beginning of Period                                                  24,464              372,452              106,948
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            16,619  $           242,493  $            68,404
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                            Focus              Large Cap           Fundamental
                                                                            Twenty               Value                Growth
                                                                             V.I.                 V.I.                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $               289  $               139
 Asset-Based Insurance Charges (Note 7)                                             (78)                (450)              (2,039)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      (78)                (161)              (1,900)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            (8,700)                (206)             (10,393)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  5,645               (6,426)             (33,202)
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                 (3,055)              (6,632)             (43,595)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       (3,133)              (6,793)             (45,495)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             248                  337                2,444
 Contract Owner Withdrawals                                                        (679)              (2,431)             (11,498)
 Net Transfers In (Out) (Note 3)                                                 (1,656)              54,238               87,403
 Contract Charges (Note 7)                                                           (4)                 (11)                 (24)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          (2,091)              52,133               78,325
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                       (90)              (1,022)                (204)
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          (5,314)              44,318               32,626
Net Assets, Beginning of Period                                                   9,377               13,401              145,875
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $             4,063  $            57,719  $           178,501
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                                                Large
                                                                        International             Cap
                                                                            Value                Growth         AllianceBernstein
                                                                             V.I.                 V.I.                Quasar
                                                                             Fund                 Fund              Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $            10,053  $                 0  $                 0
 Asset-Based Insurance Charges (Note 7)                                          (3,724)                (370)                (997)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                    6,329                 (370)                (997)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                           (11,664)              (1,913)             (23,235)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                (29,423)              (5,423)              (8,063)
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                (41,087)              (7,336)             (31,298)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                      (34,758)              (7,706)             (32,295)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           1,254                  385                  198
 Contract Owner Withdrawals                                                     (26,172)              (1,805)              (6,633)
 Net Transfers In (Out) (Note 3)                                                (38,643)               5,264              (27,408)
 Contract Charges (Note 7)                                                          (83)                 (11)                 (22)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                         (63,644)               3,833              (33,865)
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0               (1,078)                   0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                         (98,402)              (4,951)             (66,160)
Net Assets, Beginning of Period                                                 297,657               34,660              106,333
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $           199,255  $            29,709  $            40,173
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                      AllianceBernstein    AllianceBernstein
                                                                           Premier             Growth and       AllianceBernstein
                                                                            Growth               Income             Technology
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $               306  $                 0
 Asset-Based Insurance Charges (Note 7)                                          (7,197)                (857)                (205)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                   (7,197)                (551)                (205)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                           (20,892)              (4,549)              (7,969)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                               (183,350)              (8,494)              (1,584)
 Capital Gain Distributions (Note 2)                                                  0                1,578                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                               (204,242)             (11,465)              (9,553)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                     (211,439)             (12,016)              (9,758)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           2,524                  843                   75
 Contract Owner Withdrawals                                                     (44,971)              (5,259)              (1,355)
 Net Transfers In (Out) (Note 3)                                                (66,157)              (7,749)             (14,617)
 Contract Charges (Note 7)                                                         (221)                  (2)                  (4)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                        (108,825)             (12,167)             (15,901)
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                        (320,264)             (24,183)             (25,659)
Net Assets, Beginning of Period                                                 713,687               67,866               27,573
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $           393,423  $            43,683  $             1,914
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                             MFS                                       MFS
                                                                           Emerging               MFS               Investors
                                                                            Growth              Research              Trust
                                                                            Series               Series               Series
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $               526  $                70
 Asset-Based Insurance Charges (Note 7)                                          (2,758)              (2,496)                (204)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                   (2,758)              (1,970)                (134)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                           (28,073)             (22,652)                (467)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                (64,684)             (32,531)              (2,700)
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                (92,757)             (55,183)              (3,167)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                      (95,515)             (57,153)              (3,301)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           1,650                  749                   45
 Contract Owner Withdrawals                                                     (16,939)             (17,710)                (916)
 Net Transfers In (Out) (Note 3)                                                (27,648)             (35,805)               1,785
 Contract Charges (Note 7)                                                          (87)                 (77)                   0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                         (43,024)             (52,843)                 914
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                        (138,539)            (109,996)              (2,387)
Net Assets, Beginning of Period                                                 270,236              243,427               13,999
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $           131,697  $           133,431  $            11,612
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                          AIM V.I.             AIM V.I.             AIM V.I.
                                                                           Premier              Capital           International
                                                                            Equity            Appreciation            Growth
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $               803  $                 0  $               106
 Asset-Based Insurance Charges (Note 7)                                          (3,918)              (1,357)                (307)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                   (3,115)              (1,357)                (201)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                           (29,332)              (7,448)              (2,886)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                (82,326)             (21,526)                 339
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                               (111,658)             (28,974)              (2,547)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                     (114,773)             (30,331)              (2,748)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           1,635                  706                  239
 Contract Owner Withdrawals                                                     (23,326)              (7,271)              (1,491)
 Net Transfers In (Out) (Note 3)                                                (68,142)             (19,658)                (863)
 Contract Charges (Note 7)                                                         (123)                 (46)                   0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                         (89,956)             (26,269)              (2,115)
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                        (204,729)             (56,600)              (4,863)
Net Assets, Beginning of Period                                                 401,919              131,727               20,994
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $           197,190  $            75,127  $            16,131
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                                                                     Seligman
                                                                            Davis                Total              Small-Cap
                                                                            Value                Return               Value
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $               819  $             6,724  $                 0
 Asset-Based Insurance Charges (Note 7)                                          (1,667)              (2,542)              (1,112)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (848)               4,182               (1,112)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            (4,696)               2,411               (3,574)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                (17,016)               3,492              (14,343)
 Capital Gain Distributions (Note 2)                                                  0                2,409                  477
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                (21,712)               8,312              (17,440)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                      (22,560)              12,494              (18,552)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           1,329                2,711                1,572
 Contract Owner Withdrawals                                                     (12,048)             (15,562)              (6,686)
 Net Transfers In (Out) (Note 3)                                                 16,173               92,461              (12,184)
 Contract Charges (Note 7)                                                          (21)                 (14)                  (1)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           5,433               79,596              (17,299)
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                         (17,127)              92,090              (35,851)
Net Assets, Beginning of Period                                                 122,509              121,586               71,707
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $           105,382  $           213,676  $            35,856
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                           Delaware
                                                                             VIP                Emerging                VP
                                                                            Trend                Growth           International
                                                                            Series             Portfolio               Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                80  $               241
 Asset-Based Insurance Charges (Note 7)                                            (279)                (388)                (444)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (279)                (308)                (203)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                              (150)              (5,009)                (498)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 (5,134)              (5,105)              (7,302)
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                 (5,284)             (10,114)              (7,800)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       (5,563)             (10,422)              (8,003)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             297                  365                   67
 Contract Owner Withdrawals                                                      (1,634)              (2,495)              (2,481)
 Net Transfers In (Out) (Note 3)                                                  5,446                  919                8,219
 Contract Charges (Note 7)                                                            0                   (1)                 (10)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                           4,109               (1,212)               5,795
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                         0                    0                    0
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          (1,454)             (11,634)              (2,208)
Net Assets, Beginning of Period                                                  14,643               28,549               34,301
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            13,189  $            16,915  $            32,093
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                          Roszel /             Roszel /             Roszel /
                                                                          JP Morgan           Lord Abbett          Lord Abbett
                                                                          Small Cap               Bond               Mid Cap
                                                                            Growth             Debenture              Value
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                16  $                 0
 Asset-Based Insurance Charges (Note 7)                                            (222)                  (5)                (457)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (222)                  11                 (457)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                                33                    3                  274
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 (2,979)                  22               (1,031)
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                 (2,946)                  25                 (757)
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       (3,168)                  36               (1,214)
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              46                    3                  189
 Contract Owner Withdrawals                                                      (1,350)                 (51)              (2,736)
 Net Transfers In (Out) (Note 3)                                                 44,638                1,461              100,971
 Contract Charges (Note 7)                                                           (4)                   0                   (8)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          43,330                1,413               98,416
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                       850                  106                   90
                                                                    -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          41,012                1,555               97,292
Net Assets, Beginning of Period                                                       0                    0                    0
                                                                    -------------------- -------------------- --------------------
Net Assets, End of Period                                           $            41,012  $             1,555  $            97,292
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                             Divisions Investing In
                                                                    =========================================
                                                                          Roszel /             Roszel /
                                                                            PIMCO               Seligman
                                                                          Small Cap             Mid Cap
                                                                            Value                Growth
                                                                          Portfolio            Portfolio
                                                                    ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $               309  $                 0
 Asset-Based Insurance Charges (Note 7)                                            (203)                 (68)
                                                                    -------------------- --------------------
  Net Investment Income (Loss)                                                      106                  (68)
                                                                    -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               (18)                  56
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    596                 (799)
 Capital Gain Distributions (Note 2)                                                  0                    0
                                                                    -------------------- --------------------
  Net Gain (Loss) on Investments                                                    578                 (743)
                                                                    -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          684                 (811)
                                                                    -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             112                   19
 Contract Owner Withdrawals                                                      (1,406)                (396)
 Net Transfers In (Out) (Note 3)                                                 54,692               14,580
 Contract Charges (Note 7)                                                           (3)                  (2)
                                                                    -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          53,395               14,201
                                                                    -------------------- --------------------

  Increase (Decrease) in Amounts Retained
   in Separate Account A, net                                                       470                    0
                                                                    -------------------- --------------------

Total Increase (Decrease) in Net Assets                                          54,549               13,390
Net Assets, Beginning of Period                                                       0                    0
                                                                    -------------------- --------------------
Net Assets, End of Period                                           $            54,549  $            13,390
                                                                    ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

1.    ORGANIZATION

   Merrill Lynch Life Variable Annuity Separate Account A ("Separate Account A"), a separate account of Merrill Lynch Life Insurance Company ("Merrill Lynch Life"), was established to support Merrill Lynch Life's operations with respect to certain variable annuity contracts ("Contracts"). Separate Account A is governed by Arkansas State Insurance Law. Merrill Lynch Life is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch & Co."). Separate Account A is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and consists of thirty-six investment divisions (forty-two during the year) that support three annuity contracts - Retirement Plus, Retirement Power, and Retirement Optimizer. The investment divisions are as follows:

   - Merrill Lynch Variable Series Funds, Inc. - Sixteen of the investment divisions (eighteen during the year)each invest in the shares of a single mutual fund portfolio of the Merrill Lynch Variable Series Funds , Inc. ("Merrill Variable Funds" ). The investment advisor to Merrill Variable Funds is Merrill Lynch Investment Managers, L.P. ("MLIM"), an indirect subsidiary of Merrill Lynch & Co. The investment divisions are as follows:

             Fund               Retirement   Retirement   Retirement
                                   Plus        Power      Optimizer
      Domestic Money Market     Available    Available    Available
      V.I. Fund
      Core Bond V.I. Fund (4)   Available    Available    Available
      High Current Income V.I.  Available       Not          Not
      Fund                                   Available    Available
      Large Cap Core V.I. Fund  Available       Not          Not
      (3)                                    Available    Available
      Small Cap Value V.I.      Available    Available    Available
      Fund
      American Balanced V.I.    Available       Not          Not
      Fund (2)                               Available    Available
      Global Allocation V.I.    Available       Not          Not
      Fund (6)                               Available    Available
      Utilities and Telecom     Available       Not          Not
      V.I. Fund (2)                          Available    Available
      Basic Value V.I. Fund     Available    Available    Available
      Government Bond V.I.      Available    Available    Available
      Fund
      Index 500 V.I. Fund       Available    Available    Available
      Global Growth V.I. Fund   Available       Not          Not
                                             Available    Available
      Large Cap Value V.I.      Available       Not          Not
      Fund                                   Available    Available
      Fundamental Growth V.I.   Available    Available    Available
      Fund


      International Value V.I.  Available    Available    Available
      Fund (1)
      Large Cap Growth V.I.     Available       Not          Not
      Fund (1),(5)                           Available    Available

1. Effective November 21, 2003, the Merrill Lynch Variable Series Funds, Inc. renamed the investment divisions as follows:
   - The Mercury International Value V.I. Fund was renamed the International Value V.I. Fund.
   - The Merrill Lynch Large Cap Growth V.I. Fund was renamed the Large Cap Growth V.I. Fund.
2. Prior to the periods included in these financial statements, the American Balanced V.I. Fund and Utilities & Telecommunications V.I. Fund were closed to allocations of premiums and contract value.
3. Following the close of business on April 30, 2002, the Natural Resources Focus Fund was liquidated and substituted into the Large Cap Core V.I. Fund.
4. Following the close of business on April 30, 2002, the Global Bond Focus Fund was liquidated and substituted into the Core Bond V.I. Fund.
5. Following the close of business on November 21, 2003, the Focus Twenty V.I. Fund was liquidated and substituted into The Large Cap Growth V.I. Fund.
6. Following the close of business on November 21, 2003, the Developing Capital Markets V.I. Fund was liquidated And substituted into the Global Allocation V.I. Fund.

   - AllianceBernstein Variable Products Series Fund, Inc. - Three of the investment divisions (four during the year) each invest in the shares of a single mutual fund portfolio of the AllianceBernstein Variable Products Series Fund, Inc. ("AllianceBernstein"). The investment advisor to AllianceBernstein is AllianceBernstein Capital Management, L.P. Effective March 31, 2003 the Premier Growth Portfolio was renamed the AllianceBerstein Premier Growth Portfolio , the Growth and Income Portfolio was renamed the AllianceBerstein Growth and Income Portfolio, and the Technology Portfolio was renamed the AllianceBernstein Technology Portfolio.

              Fund          Retirement    Retirement   Retirement
                               Plus         Power      Optimizer
       AllianceBernstein     Available    Available    Available
       Premier Growth
       Portfolio
       AllianceBernstein        Not       Available    Available
       Growth and Income     Available
       Portfolio
       AllianceBernstein     Available       Not          Not
       Technology                         Available    Available
       Portfolio

   - MFS Variable Insurance Trust - One of the investment divisions (three during the year) invests in the shares of a single mutual fund portfolio of the MFS Variable Insurance Trust ("MFS"). The investment advisor MFS is Massachusetts Financial Services Company.


              Fund          Retirement    Retirement   Retirement
                               Plus         Power      Optimizer
       MFS Emerging Growth   Available    Available    Available
       Series

   - AIM Variable Insurance Funds - Three of the investment divisions each invest in the shares of a single mutual fund portfolio of the AIM Variable Insurance Funds ("AIM"). The investment advisor to AIM is AIM Advisors, Inc.

               Fund          Retirement  Retirement   Retirement
                                Plus        Power      Optimizer
       AIM V.I. Premier      Available    Available    Available
       Equity Fund
       AIM V.I. Capital      Available       Not          Not
       Appreciation Fund                  Available    Available
       AIM V.I.                 Not       Available    Available
       International Growth  Available
       Fund

   - Davis Variable Account Fund, Inc. - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Davis Variable Account Fund, Inc. ("Davis"). The investment advisor to Davis is Davis Selected Advisers, L.P.

              Fund          Retirement   Retirement    Retirement
                               Plus         Power      Optimizer
       Davis Value           Available    Available    Available
       Portfolio

   - PIMCO Variable Insurance Trust - One of the investment divisions invests in the shares of a single mutual fund portfolio of the PIMCO Variable Insurance Trust ("PIMCO"). The investment advisor to PIMCO is Pacific Investment Management Company.

              Fund          Retirement   Retirement    Retirement
                               Plus         Power      Optimizer
       Total Return          Available    Available    Available
       Portfolio

   - Seligman Portfolios , Inc. - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Seligman Portfolios, Inc. ("Seligman"). The investment advisor to Seligman is J. & W. Seligman & Co. Inc.

              Fund          Retirement   Retirement    Retirement
                               Plus         Power      Optimizer
       Seligman Small-Cap       Not       Available    Available
       Value Portfolio       Available

   - Van Kampen Life Investment Trust - One of the investment divisions invests in the shares of a single mutual fund portfolio of the Van Kampen Life Investment Trust ("Van Kampen"). The investment advisor to Van Kampen is Van Kampen Asset Management, Inc.


              Fund          Retirement   Retirement    Retirement
                               Plus         Power      Optimizer
       Emerging Growth          Not       Available    Available
       Portfolio             Available

   - American Century Variable Portfolios, Inc. - One of the investment divisions invests in the shares of a single mutual fund portfolio of the American Century Variable Portfolios, Inc. (" American Century "). The investment advisor to American Century is American Century Investment Management, Inc.

              Fund          Retirement   Retirement    Retirement
                               Plus         Power      Optimizer
       VP International      Available       Not          Not
       Fund                               Available    Available

   - MLIG Variable Insurance Trust - Eight of the investment divisions each invest in the shares of a single mutual fund portfolio of the MLIG Variable Insurance Trust ("MLIG Variable Trust"). The investment advisor to MLIG Variable Trust is Roszel Advisors, LLC, an indirect subsidiary of Merrill Lynch & Co.

                 Fund                  Retirement  Retirement  Retirement
                                          Plus        Power    Optimizer
      Roszel / J P Morgan Small Cap     Available   Available  Available
      Growth Porfolio
      Roszel / Lord Abbett Bond             Not     Available  Available
      Debenture Portfolio                Available

      Roszel / Lord Abbett Mid Cap Value Available  Available  Available
      Portfolio
      Roszel / PIMCO Small Cap Value     Available  Available  Available
      Portfolio
      Roszel / Seligman Mid Cap Growth   Available  Available  Available
      Portfolio
      Roszel / Delaware Trend Portfolio  Available  Available  Available
      (1),(2)
      Roszel / Lord Abbett Affiliated    Available  Available  Available
      Portfolio (1)
      Roszel / PIMCO CCM Capital         Available  Available  Available
      Appreciation Portfolio (1),(3)

1. The Roszel / Delaware Trend Portfolio , Roszel / Lord Abbett Affiliated Portfolio, and Roszel / PIMCO CCM Capital Appreciation Portfolio commenced operations on May 1, 2003.
2. Following the close of business on November 21, 2003, the AllianceBernstein Quasar Portfolio and Delaware VIP Trend Series were liquidated and substituted into the Roszel / Delaware Trend Portfolio.
3. Following the close of business on November 21, 2003, the MFS Research Series and MFS Investor Trust Series were liquidated and substituted into the Roszel / PIMCO CCM Capital Appreciation Portfolio.


   The assets of Separate Account A are registered in the name of Merrill Lynch Life. The portion of Separate Account A's assets applicable to the Contracts are not chargeable with liabilities arising out of any other business Merrill Lynch Life may conduct.

   The  change in net assets accumulated in Separate  Account  A provides  the  basis  for the periodic determination  of  the
   amount   of   increased  or  decreased  benefits  under   the
   Contracts.

   The net assets may not be less than the amount required under Arkansas State Insurance Law to provide for death benefits
   (without  regard  to  the guaranteed  minimum death  benefits
   ("GMDB")) and other Contract benefits.

2.   SIGNIFICANT ACCOUNTING POLICIES

   The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America for variable annuity separate accounts registered as unit investment trusts. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Investments of the investment divisions are included in the statement of assets and liabilities at the net asset value of the shares held in the underlying funds, which value their investments at market value. Dividend income includes ordinary dividends and capital gain distributions and is recognized on the ex-dividend date. All dividends are automatically reinvested. Realized gains and losses on the sales of investments are computed on the first in first out basis. Investment transactions are recorded on the trade date.

   The operations of Separate Account A are included in the Federal income tax return of Merrill Lynch Life. Under the provisions of the Contracts, Merrill Lynch Life has the right to charge Separate Account A for any Federal income tax attributable to Separate Account A. No charge is currently being made against Separate Account A for such tax since, under current tax law, Merrill Lynch Life pays no tax on investment income and capital gains reflected in variable annuity contract reserves. However, Merrill Lynch Life retains the right to charge for any Federal income tax incurred that is attributable to Separate Account A if the law is changed. Charges for state and local taxes, if any, attributable to Separate Account A may also be made.


3.   NET TRANSFERS

   For Retirement Plus Contracts, net transfers include transfers among applicable Separate Account A investment divisions, as well as transfers from applicable Separate Account A investment divisions to the Domestic Money Market V.I. Fund investment division of Merrill Lynch Life Variable Annuity Separate Account B.

   For Retirement Power and Retirement Optimizer Contracts, net transfers include transfers among applicable Separate Account
   A investment divisions.


4.   INVESTMENTS IN SEPARATE ACCOUNT

  The $5.6 million in net assets retained by Merrill Lynch Life in Separate Account A represent an investment by Merrill Lynch Life in certain investment divisions to facilitate the establishment of those investment divisions. Merrill Lynch Life's investment is not subject to charges for mortality and expense risks and may be transferred to Merrill Lynch Life's General Account.


5. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2003 were as follows:

(In thousands)
                                                                          Purchases              Sales
                                                                    -------------------- --------------------
Domestic Money Market V.I. Fund                                     $           176,572  $           287,052
Core Bond V.I. Fund                                                             129,539              116,076
High Current Income V.I. Fund                                                    36,365               25,259
Large Cap Core V.I. Fund                                                          7,038               43,538
Small Cap Value V.I. Fund                                                        14,918               57,493
American Balanced V.I. Fund                                                       1,684               14,760
Global Allocation V.I. Fund                                                      56,653               19,363
Utilities and Telecommunications V.I. Fund                                        1,033                6,516
Basic Value V.I. Fund                                                            30,587               87,390
Government Bond V.I. Fund                                                        48,741              190,550
Developing Capital Markets V.I. Fund                                                354               22,568
Index 500 V.I. Fund                                                              75,860               49,536
Global Growth V.I. Fund                                                           2,049               10,604
Focus Twenty V.I. Fund                                                              324                5,512
Large Cap Value V.I. Fund                                                        14,942                6,231
Fundamental Growth V.I. Fund                                                     23,379               62,931
International Value V.I. Fund                                                   283,138              287,616
Large Cap Growth V.I. Fund                                                       78,169               59,812
AllianceBernstein Quasar Portfolio                                                   17               49,044
AllianceBernstein Premier Growth Portfolio                                        3,880               67,000
AllianceBernstein Growth and Income Portfolio                                     2,983               12,838
AllianceBernsteinTechnology Portfolio                                             4,630                2,209
MFS Emerging Growth Series                                                        3,165               24,918
MFS Research Series                                                                 908              150,025
MFS Investors Trust Series                                                          185               13,011
AIM V.I. Premier Equity Fund                                                      2,330               41,443
AIM V.I. Capital Appreciation Fund                                                1,404               13,699
AIM V.I. International Growth Fund                                               38,392               40,721
Davis Value Portfolio                                                            41,185               10,388
Total Return Portfolio                                                          188,846               91,548
Seligman Small-Cap Value Portfolio                                               12,324               30,561
Delaware VIP Trend Series                                                           245               16,041
Emerging Growth Portfolio                                                         1,577                4,986
VP International Fund                                                             6,081                3,594
Roszel / JP Morgan Small Cap Growth Portfolio                                    13,548                3,311
Roszel / Lord Abbett Bond Debenture Portfolio                                    15,245                1,864
Roszel / Lord Abbett Mid Cap Value Portfolio                                     35,244               34,043
Roszel / PIMCO Small Cap Value Portfolio                                         30,619               36,359
Roszel / Seligman Mid Cap Growth Portfolio                                       13,146                1,554
Roszel / Delaware Trend Portfolio                                                54,446                1,466
Roszel / Lord Abbett Affiliated Portfolio                                        35,488                7,587
Roszel / PIMCO CCM Capital Appreciation Portfolio                               133,220                3,105
                                                                    -------------------- --------------------
                                                                    $         1,620,453  $         2,014,122
                                                                    ==================== ====================


6. UNIT VALUES

The following is a summary of units outstanding, unit values and net assets for variable annuity contracts. The investment income ratio represents the  dividends, excluding the distributions of capital gains,  received by the investment division from the  underlying mutual fund, net of management fees assessed by the fund manager, divided by the average  net assets.
These ratios exclude  those expenses, such as mortality and expense charges, that result in direct reductions  in the unit values. The  recognition of investment income by  the investment division is affected by the timing of the  declaration of dividends by the underlying fund in  which the investment divisions invest. The investment income ratio is calculated on a prospective basis and is presented for the years 2003, 2002 and 2001. The expense ratio represents the annualized contract expenses of the  separate account, consisting primarily of mortality and expense charges,  for each period  indicated. The ratios  include only those expenses that  result in a direct reduction  to unit values. Charges  made directly to contract owner accounts through  the redemption of units and expenses of the underlying fund are excluded. The total return amounts include changes in the value of the underlying mutual fund, which includes expenses assessed through the reduction of unit values. The ratio does not include any expenses assessed through the redemption of units. Investment divisions with a date notation indicate  the effective date of that investment division in the  separate account. The total return is calculated for the  period indicated  or  from  the  effective date  through the  end of the reporting period. As the total return is
presented   as a  range of  minimum  to maximum   values, based  on  the  product  grouping representing  the  minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(In thousands, except unit values)

Domestic Money Market V.I. Fund
----------------------------------------------------------------

                                                                Investment       Expense                Total
December 31, Units(000's)      Unit Value           Net Assets  Income Ratio      Ratio                Return
             ---------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)                 Lowest  Highest     Lowest    Highest
             ---------------------------------------------------------------------------------------------------------
    2003          28,923 $     9.92 $      13.68  $    374,152      0.73 %      1.35%   1.59 %     -0.86 %    -0.67 %
    2002          37,214      10.01        13.77       484,632      1.47        1.35    1.59       -0.12       0.07
    2001          40,534      10.01        13.75       522,118      3.68        1.35    1.59        0.09       2.45
    2000          32,984      10.34        13.41       419,237                  1.35    1.59        4.38       4.58
    1999          33,182      12.82        12.82       425,392                  1.35    1.35        3.39       3.39

Core Bond V.I. Fund
----------------------------------------------------------------

                                                                Investment       Expense                Total
December 31, Units(000's)      Unit Value           Net Assets  Income Ratio      Ratio                Return
             ---------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)                 Lowest  Highest     Lowest    Highest
             ---------------------------------------------------------------------------------------------------------
    2003          35,192 $    10.83 $      18.79  $    623,699      3.81 %      1.35%   1.59 %      3.11 %     3.30 %
    2002          33,433      10.50        18.18       605,699      4.74        1.35    1.59        7.84       8.05
    2001          34,517      16.82        16.82       580,556      5.52        1.35    1.35        5.14       5.14
    2000          28,210      15.98        15.98       450,800                  1.35    1.35        8.43       8.43
    1999          32,859      14.72        14.72       483,690                  1.35    1.35       -3.76      -3.76



6. UNIT VALUES (Continued)

High Current Income V.I. Fund
----------------------------------------------------------------

                                                                Investment       Expense                Total
December 31, Units(000's)      Unit Value           Net Assets  Income Ratio      Ratio                Return
             ---------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)                 Lowest  Highest     Lowest    Highest
             ---------------------------------------------------------------------------------------------------------
    2003          14,782 $    19.55 $      19.55  $    289,040      8.63 %      1.35%   1.35 %     26.33 %    26.33 %
    2002          15,248      15.47        15.47       235,877     10.38        1.35    1.35       -2.83      -2.83
    2001          20,369      15.91        15.91       324,139     10.66        1.35    1.35        2.51       2.51
    2000          23,373      15.51        15.51       362,518                  1.35    1.35       -8.42      -8.42
    1999          26,536      16.92        16.92       448,983                  1.35    1.35        4.43       4.43

Large Cap Core V.I. Fund
----------------------------------------------------------------

                                                                Investment       Expense                Total
December 31, Units(000's)      Unit Value           Net Assets  Income Ratio      Ratio                Return
             ---------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)                 Lowest  Highest     Lowest    Highest
             ---------------------------------------------------------------------------------------------------------
    2003          17,865 $    24.95 $      24.95  $    445,705      0.40 %      1.35%   1.35 %     29.70 %    29.70 %
    2002          19,456      19.23        19.23       374,071      0.75        1.35    1.35      -18.14     -18.14
    2001          21,873      23.47        23.47       513,463      0.77        1.35    1.35       -8.73      -8.73
    2000          25,660      25.70        25.70       659,473                  1.35    1.35      -11.15     -11.15
    1999          28,750      28.89        28.89       830,595                  1.35    1.35       29.54      29.54

Small Cap Value V.I. Fund
----------------------------------------------------------------

                                                                Investment       Expense                Total
December 31, Units(000's)      Unit Value           Net Assets  Income Ratio      Ratio                Return
             ---------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)                 Lowest  Highest     Lowest    Highest
             ---------------------------------------------------------------------------------------------------------
    2003          15,011 $    12.06 $      31.46  $    465,387      0.38 %      1.35%   1.59 %     40.66 %    40.93 %
    2002          16,685       8.57        22.31       368,071      0.00        1.35    1.59      -24.96     -24.82
    2001          20,951      29.66        29.66       621,461      4.72        1.35    1.35       28.00      28.00
    2000          22,009      23.15        23.15       509,516                  1.35    1.35       13.10      13.10
    1999          22,647      20.45        20.45       463,130                  1.35    1.35       32.22      32.22



6. UNIT VALUES (Continued)

American Balanced V.I. Fund
----------------------------------------------------------------

                                                                Investment       Expense                Total
December 31, Units(000's)      Unit Value           Net Assets  Income Ratio      Ratio                Return
             ---------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)                 Lowest  Highest     Lowest    Highest
             ---------------------------------------------------------------------------------------------------------
    2003           4,389 $    18.19 $      18.19  $     79,811      2.17 %      1.35%   1.35 %     19.86 %    19.86 %
    2002           5,238      15.16        15.16        79,437      2.54        1.35    1.35      -14.88     -14.88
    2001           6,380      17.81        17.81       113,608      2.51        1.35    1.35       -8.73      -8.73
    2000           5,917      19.49        19.49       115,322                  1.35    1.35       -3.09      -3.09
    1999           7,254      20.09        20.09       145,737                  1.35    1.35        7.16       7.16

Natural Resources Focus Fund
----------------------------------------------------------------

                                                                Investment       Expense                Total
December 31, Units(000's)      Unit Value           Net Assets  Income Ratio      Ratio                Return
             ---------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)                 Lowest  Highest     Lowest    Highest
             ---------------------------------------------------------------------------------------------------------
    2003                                                 Division was not available
    2002               0 $     0.00 $       0.00  $          0      0.00 %      0.00%   0.00 %      0.00 %     0.00 %
    2001             665      15.29        15.29        10,170      0.17        1.35    1.35      -12.28     -12.28
    2000             841      17.42        17.42        14,654                  1.35    1.35       37.17      37.17
    1999           1,055      12.68        12.68        13,375                  1.35    1.35       24.94      24.94

Global Allocation V.I. Fund
----------------------------------------------------------------

                                                                Investment       Expense                Total
December 31, Units(000's)      Unit Value           Net Assets  Income Ratio      Ratio                Return
             ---------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)                 Lowest  Highest     Lowest    Highest
             ---------------------------------------------------------------------------------------------------------
    2003          22,469 $    19.68 $      19.68  $    442,208      3.36 %      1.35%   1.35 %     32.82 %    32.82 %
    2002          20,902      14.81        14.81       309,557      3.30        1.35    1.35       -9.42      -9.42
    2001          22,995      16.34        16.34       375,795      1.36        1.35    1.35      -10.18     -10.18
    2000          26,893      18.18        18.18       488,920                  1.35    1.35      -10.92     -10.92
    1999          31,676      20.38        20.38       645,549                  1.35    1.35       19.63      19.63



6. UNIT VALUES (Continued)

Utilities and Telecommunications V.I. Fund
----------------------------------------------------------------

                                                                Investment       Expense                Total
December 31, Units(000's)      Unit Value           Net Assets  Income Ratio      Ratio                Return
             ---------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)                 Lowest  Highest     Lowest    Highest
             ---------------------------------------------------------------------------------------------------------
    2003           2,105 $    17.12 $      17.12  $     36,037      2.99 %      1.35%   1.35 %     18.52 %    18.52 %
    2002           2,510      14.44        14.44        36,231      3.49        1.35    1.35      -19.90     -19.90
    2001           3,227      18.01        18.01        58,127      4.51        1.35    1.35      -15.26     -15.26
    2000           4,076      21.24        21.24        86,582                  1.35    1.35       -4.11      -4.11
    1999           5,103      22.12        22.12       112,877                  1.35    1.35       11.01      11.01

International Equity Focus Fund
----------------------------------------------------------------

                                                                Investment       Expense                Total
December 31, Units(000's)      Unit Value           Net Assets  Income Ratio      Ratio                Return
             ---------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)                 Lowest  Highest     Lowest    Highest
             ---------------------------------------------------------------------------------------------------------
    2003                                                 Division was not available
    2002                                                 Division was not available
    2001               0 $     0.00 $       0.00  $          0      0.00 %      0.00%   0.00 %      0.00 %     0.00 %
    2000           8,131      13.20        13.20       107,332                  1.35    1.35      -18.47     -18.47
    1999          10,055      16.18        16.18       162,691                  1.35    1.35       35.65      35.65

Global Bond Focus Fund
----------------------------------------------------------------

                                                                Investment       Expense                Total
December 31, Units(000's)      Unit Value           Net Assets  Income Ratio      Ratio                Return
             ---------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)                 Lowest  Highest     Lowest    Highest
             ---------------------------------------------------------------------------------------------------------
    2003                                                 Division was not available
    2002               0 $     0.00 $       0.00  $          0      0.00 %      0.00%   0.00 %      0.00 %     0.00 %
    2001           2,023      11.68        11.68        23,623      3.44        1.35    1.35       -4.60      -4.60
    2000           2,519      12.23        12.23        30,812                  1.35    1.35       -1.07      -1.07
    1999           3,372      12.35        12.35        41,642                  1.35    1.35       -9.50      -9.50



6. UNIT VALUES (Continued)

Basic Value V.I. Fund
----------------------------------------------------------------

                                                                Investment       Expense                Total
December 31, Units(000's)      Unit Value           Net Assets  Income Ratio      Ratio                Return
             ---------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)                 Lowest  Highest     Lowest    Highest
             ---------------------------------------------------------------------------------------------------------
    2003          34,255 $    11.90 $      30.31  $    929,716      1.17 %      1.35%   1.59 %     31.13 %    31.38 %
    2002          36,425       9.08        23.06       760,127      0.99        1.35    1.59      -19.07     -18.91
    2001          37,119      11.21        28.42       983,212      4.09        1.35    1.59        2.60      14.13
    2000          33,102      10.93        27.63       896,758                  1.35    1.59        9.29      11.03
    1999          32,438      24.86        24.86       806,414                  1.35    1.35       19.37      19.37

Government Bond V.I. Fund
----------------------------------------------------------------

                                                                Investment       Expense                Total
December 31, Units(000's)      Unit Value           Net Assets  Income Ratio      Ratio                Return
             ---------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)                 Lowest  Highest     Lowest    Highest
             ---------------------------------------------------------------------------------------------------------
    2003          23,877 $    10.73 $      16.40  $    377,029      3.64 %      1.35%   1.59 %      0.46 %     0.65 %
    2002          35,717      10.67        16.29       536,701      5.78        1.35    1.59        8.05       8.25
    2001          31,155       9.87        15.04       437,252      5.50        1.35    1.59       -1.26       5.48
    2000          21,806      10.76        14.24       308,183                  1.35    1.59        7.60       9.90
    1999          26,087      12.95        12.95       337,825                  1.35    1.35       -3.21      -3.21

Developing Capital Markets V.I. Fund
----------------------------------------------------------------

                                                                Investment       Expense                Total
December 31, Units(000's)      Unit Value           Net Assets  Income Ratio      Ratio                Return
             ---------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)                 Lowest  Highest     Lowest    Highest
             ---------------------------------------------------------------------------------------------------------
    2003               0 $     0.00 $       0.00  $          0      0.00 %      0.00%   0.00 %      0.00 %     0.00 %
    2002           2,543       6.54         6.54        16,619      0.38        1.35    1.35      -11.49     -11.49
    2001           3,314       7.38         7.38        24,464      0.86        1.35    1.35        0.00       0.00
    2000           4,531       7.37         7.37        33,391                  1.35    1.35      -29.72     -29.72
    1999           8,168      10.48        10.48        85,602                  1.35    1.35       63.14      63.14



6. UNIT VALUES (Continued)

Index 500 V.I. Fund
----------------------------------------------------------------

                                                                Investment       Expense                Total
December 31, Units(000's)      Unit Value           Net Assets  Income Ratio      Ratio                Return
             ---------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)                 Lowest  Highest     Lowest    Highest
             ---------------------------------------------------------------------------------------------------------
    2003          27,796 $     7.25 $      14.95  $    343,202      1.41 %      1.35%   1.59 %     26.12 %    26.36 %
    2002          22,860       5.75        11.82       242,493      1.20        1.35    1.59      -23.63     -23.48
    2001          27,146       7.53        15.44       372,452      0.94        1.35    1.59      -13.67       7.00
    2000          24,674       8.72        17.85       422,498                  1.35    1.59      -12.81     -10.67
    1999          22,901      19.96        19.96       457,104                  1.35    1.35       18.77      18.77

Global Growth V.I. Fund
----------------------------------------------------------------

                                                                Investment       Expense                Total
December 31, Units(000's)      Unit Value           Net Assets  Income Ratio      Ratio                Return
             ---------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)                 Lowest  Highest     Lowest    Highest
             ---------------------------------------------------------------------------------------------------------
    2003           9,056 $     8.79 $       8.79  $     79,579      1.05 %      1.35%   1.35 %     31.70 %    31.70 %
    2002          10,257       6.67         6.67        68,404      0.11        1.35    1.35      -28.74     -28.74
    2001          11,433       9.35         9.35       106,948      0.57        1.35    1.35      -24.15     -24.15
    2000          19,604      12.32        12.32       241,520                  1.35    1.35      -16.22     -16.22
    1999          11,159      14.69        14.69       163,920                  1.35    1.35       36.70      36.70


Balanced Capital Focus Fund
----------------------------------------------------------------

                                                                Investment       Expense                Total
December 31, Units(000's)      Unit Value           Net Assets  Income Ratio      Ratio                Return
             ---------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)                 Lowest  Highest     Lowest    Highest
             ---------------------------------------------------------------------------------------------------------
    2003                                                 Division was not available
    2002                                                 Division was not available
    2001               0 $     0.00 $       0.00  $          0      0.00 %      0.00%   0.00 %      0.00 %     0.00 %
    2000           3,063      10.82        10.82        33,142                  1.35    1.35        4.90       4.90
    1999           2,999      10.30        10.30        30,886                  1.35    1.35        6.30       6.30



6. UNIT VALUES (Continued)

Focus Twenty V.I. Fund
----------------------------------------------------------------

                                                                Investment       Expense                Total
December 31, Units(000's)      Unit Value           Net Assets  Income Ratio      Ratio                Return
             ---------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)                 Lowest  Highest     Lowest    Highest
             ---------------------------------------------------------------------------------------------------------
    2003               0 $     0.00 $       0.00  $          0      0.00 %      0.00%   0.00 %      0.00 %     0.00 %
    2002           2,873       1.37         1.37         3,922      0.00        1.35    1.35      -39.81     -39.81
    2001           4,035       2.27         2.27         9,146      0.00        1.35    1.35      -69.69     -69.69
    2000           7,844       7.47         7.47        58,591                  1.35    1.35      -25.35     -25.35

Large Cap Value V.I. Fund
----------------------------------------------------------------

                                                                Investment       Expense                Total
December 31, Units(000's)      Unit Value           Net Assets  Income Ratio      Ratio                Return
             ---------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)                 Lowest  Highest     Lowest    Highest
             ---------------------------------------------------------------------------------------------------------
    2003           7,823 $    11.20 $      11.20  $     87,649      0.54 %      1.35%   1.35 %     32.12 %    32.12 %
    2002           6,809       8.48         8.48        57,719      0.87        1.35    1.35      -13.83     -13.83
    2001           1,258       9.83         9.83        12,371      1.61        1.35    1.35       -1.78      -1.78

Fundamental Growth V.I. Fund
----------------------------------------------------------------

                                                                Investment       Expense                Total
December 31, Units(000's)      Unit Value           Net Assets  Income Ratio      Ratio                Return
             ---------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)                 Lowest  Highest     Lowest    Highest
             ---------------------------------------------------------------------------------------------------------
    2003          22,878 $     6.64 $       9.50  $    174,056      0.12 %      1.35%   1.59 %     25.97 %    26.20 %
    2002          30,690       5.27         7.54       177,951      0.10        1.35    1.59      -28.66     -28.52
    2001          18,045       7.38        10.56       145,115      0.58        1.35    1.59      -19.42       5.60
    2000           3,239       9.16         9.16        29,666                  1.59    1.59       -8.35      -8.35



6. UNIT VALUES (Continued)

International Value V.I. Fund
----------------------------------------------------------------

                                                                Investment       Expense                Total
December 31, Units(000's)      Unit Value           Net Assets  Income Ratio      Ratio                Return
             ---------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)                 Lowest  Highest     Lowest    Highest
             ---------------------------------------------------------------------------------------------------------
    2003          21,980 $    10.90 $      12.75  $    265,090      3.48 %      1.35%   1.59 %     40.00 %    40.26 %
    2002          23,117       7.78         9.10       199,255      3.72        1.35    1.59      -12.94     -12.77
    2001          30,225       8.94        10.45       297,657      4.67        1.35    1.59      -14.29       4.49
    2000          27,703      10.43        11.56       319,486                  1.35    1.59        1.39       4.29
    1999          22,678      11.39        11.39       258,302                  1.35    1.35       19.93      19.93


Large Cap Growth V.I. Fund
----------------------------------------------------------------

                                                                Investment       Expense                Total
December 31, Units(000's)      Unit Value           Net Assets  Income Ratio      Ratio                Return
             ---------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)                 Lowest  Highest     Lowest    Highest
             ---------------------------------------------------------------------------------------------------------
    2003           6,241 $     8.88 $       8.88  $     55,435      0.00 %      1.35%   1.35 %     32.15 %    32.15 %
    2002           3,896       6.72         6.72        26,178      0.00        1.35    1.35      -24.46     -24.46
    2001           3,381       8.89         8.89        30,051      0.03        1.35    1.35      -10.64     -10.64
    2000           3,371       9.94         9.94        33,510                  1.35    1.35      -17.15     -17.15
    1999             983      11.98        11.98        11,771                  1.35    1.35       39.80      39.80

2000 ML Select Ten V.I. Trust
----------------------------------------------------------------

                                                                Investment       Expense                Total
December 31, Units(000's)      Unit Value           Net Assets  Income Ratio      Ratio                Return
             ---------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)                 Lowest  Highest     Lowest    Highest
             ---------------------------------------------------------------------------------------------------------
    2003                                                 Division was not available
    2002                                                 Division was not available
    2001                                              Division matured during the year
    2000           2,176 $    10.67 $      10.67  $     23,219                  1.35%   1.35 %     13.54 %    13.54 %



6. UNIT VALUES (Continued)

1999 ML Select Ten V.I. Trust
----------------------------------------------------------------

                                                                Investment       Expense                Total
December 31, Units(000's)      Unit Value           Net Assets  Income Ratio      Ratio                Return
             ---------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)                 Lowest  Highest     Lowest    Highest
             ---------------------------------------------------------------------------------------------------------
    2003                                                 Division was not available
    2002                                                 Division was not available
    2001                                                 Division was not available
    2000                                              Division matured during the year
    1999           6,451 $     9.39 $       9.39  $     60,577                  1.35%   1.35 %     -7.34 %    -7.34 %

AllianceBernstein Quasar Portfolio
----------------------------------------------------------------

                                                                Investment       Expense                Total
December 31, Units(000's)      Unit Value           Net Assets  Income Ratio      Ratio                Return
             ---------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)                 Lowest  Highest     Lowest    Highest
             ---------------------------------------------------------------------------------------------------------
    2003               0 $     0.00 $       0.00  $          0      0.00 %      0.00%   0.00 %      0.00 %     0.00 %
    2002           7,563       5.31         5.31        40,173      0.00        1.35    1.35      -32.72     -32.72
    2001          13,474       7.89         7.89       106,333      3.44        1.35    1.35      -14.02     -14.02
    2000          15,221       9.17         9.17       139,581                  1.35    1.35       -7.44      -7.44
    1999           7,761       9.90         9.90        76,829                  1.35    1.35       15.39      15.39

AllianceBernstein Premier Growth Portfolio
----------------------------------------------------------------

                                                                Investment       Expense                Total
December 31, Units(000's)      Unit Value           Net Assets  Income Ratio      Ratio                Return
             ---------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)                 Lowest  Highest     Lowest    Highest
             ---------------------------------------------------------------------------------------------------------
    2003          32,678 $     5.22 $      14.13  $    414,203      0.00 %      1.35%   1.59 %     21.72 %    21.95 %
    2002          37,887       4.29        11.58       393,423      0.00        1.35    1.59      -31.74     -31.61
    2001          46,744       6.29        16.92       713,687      5.41        1.35    1.59      -18.52       8.66
    2000          49,900       7.71        20.72       956,224                  1.35    1.59      -22.86     -17.78
    1999          42,584      25.17        25.17     1,071,837                  1.35    1.35       30.41      30.41



6. UNIT VALUES (Continued)

AllianceBernstein Growth and Income Portfolio
----------------------------------------------------------------

                                                                Investment       Expense                Total
December 31, Units(000's)      Unit Value           Net Assets  Income Ratio      Ratio                Return
             ---------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)                 Lowest  Highest     Lowest    Highest
             ---------------------------------------------------------------------------------------------------------
    2003           4,238 $    10.62 $      10.66  $     45,175      1.05 %      1.55%   1.59 %     30.42 %    30.47 %
    2002           5,345       8.14         8.18        43,683      0.57        1.55    1.59      -23.28     -23.25
    2001           6,369      10.61        10.66        67,866      1.63        1.55    1.59       -1.24       6.09
    2000           2,339      10.79        10.79        25,235                  1.59    1.59        7.90       7.90

AllianceBernsteinTechnology Portfolio
----------------------------------------------------------------

                                                                Investment       Expense                Total
December 31, Units(000's)      Unit Value           Net Assets  Income Ratio      Ratio                Return
             ---------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)                 Lowest  Highest     Lowest    Highest
             ---------------------------------------------------------------------------------------------------------
    2003             828 $     6.61 $       6.61  $      5,477      0.00 %      1.35%   1.35 %     42.08 %    42.08 %
    2002             411       4.65         4.65         1,914      0.00        1.35    1.35      -42.52     -42.52
    2001           3,408       8.09         8.09        27,573      1.15        1.35    1.35      -19.18     -19.18

MFS Emerging Growth Series
----------------------------------------------------------------

                                                                Investment       Expense                Total
December 31, Units(000's)      Unit Value           Net Assets  Income Ratio      Ratio                Return
             ---------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)                 Lowest  Highest     Lowest    Highest
             ---------------------------------------------------------------------------------------------------------
    2003          14,183 $     4.20 $      11.93  $    145,971      0.00 %      1.35%   1.59 %     28.18 %    28.42 %
    2002          16,754       3.28         9.28       131,697      0.00        1.35    1.59      -34.81     -34.68
    2001          21,848       5.03        14.21       270,326      6.74        1.35    1.59      -34.54      14.69
    2000          25,334       7.68        21.65       501,057                  1.35    1.59      -23.18     -20.76
    1999          17,749      27.30        27.30       484,546                  1.35    1.35       74.17      74.17



6. UNIT VALUES (Continued)

MFS Research Series
----------------------------------------------------------------

                                                                Investment       Expense                Total
December 31, Units(000's)      Unit Value           Net Assets  Income Ratio      Ratio                Return
             ---------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)                 Lowest  Highest     Lowest    Highest
             ---------------------------------------------------------------------------------------------------------
    2003               0 $     0.00 $       0.00  $          0      0.00 %      0.00%   0.00 %      0.00 %     0.00 %
    2002          13,792       9.67         9.67       133,431      0.28        1.35    1.35      -25.59     -25.59
    2001          18,733      12.99        12.99       243,427      1.23        1.35    1.35      -22.39     -22.39
    2000          21,793      16.73        16.73       364,596                  1.35    1.35       -6.22      -6.22
    1999          17,139      17.82        17.82       305,417                  1.35    1.35       22.26      22.26

MFS Investors Trust Series
----------------------------------------------------------------

                                                                Investment       Expense                Total
December 31, Units(000's)      Unit Value           Net Assets  Income Ratio      Ratio                Return
             ---------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)                 Lowest  Highest     Lowest    Highest
             ---------------------------------------------------------------------------------------------------------
    2003               0 $     0.00 $       0.00  $          0      0.00 %      0.00%   0.00 %      0.00 %     0.00 %
    2002           1,843       6.20         8.14        11,612      0.54        1.55    1.59      -22.21     -22.18
    2001           1,748       7.98        10.46        13,999      2.88        1.55    1.59      -17.29       4.64
    2000             760       9.64         9.64         7,328                  1.59    1.59       -3.58      -3.58

AIM V.I. Premier Equity Fund
----------------------------------------------------------------

                                                                Investment       Expense                Total
December 31, Units(000's)      Unit Value           Net Assets  Income Ratio      Ratio                Return
             ---------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)                 Lowest  Highest     Lowest    Highest
             ---------------------------------------------------------------------------------------------------------
    2003          17,039 $     5.66 $      12.93  $    200,509      0.29 %      1.35%   1.59 %     23.11 %    23.34 %
    2002          20,694       4.59        10.48       197,190      0.28        1.35    1.59      -31.36     -31.23
    2001          28,645       6.69        15.22       401,919      0.12        1.35    1.59      -13.95       6.02
    2000          29,523       7.78        17.65       493,364                  1.35    1.59      -22.22     -15.87
    1999          26,007      20.96        20.96       545,096                  1.35    1.35       28.03      28.03



6. UNIT VALUES (Continued)

AIM V.I. Capital Appreciation Fund
----------------------------------------------------------------

                                                                Investment       Expense                Total
December 31, Units(000's)      Unit Value           Net Assets  Income Ratio      Ratio                Return
             ---------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)                 Lowest  Highest     Lowest    Highest
             ---------------------------------------------------------------------------------------------------------
    2003           6,911 $    11.96 $      11.96  $     82,666      0.00 %      1.35%   1.35 %     27.72 %    27.72 %
    2002           8,026       9.36         9.36        75,127      0.00        1.35    1.35      -25.41     -25.41
    2001          10,502      12.54        12.54       131,727      0.00        1.35    1.35      -24.39     -24.39
    2000          12,693      16.57        16.57       210,322                  1.35    1.35      -12.19     -12.19
    1999           8,479      18.86        18.86       159,921                  1.35    1.35       42.53      42.53

AIM V.I. International Growth Fund
----------------------------------------------------------------

                                                                Investment       Expense                Total
December 31, Units(000's)      Unit Value           Net Assets  Income Ratio      Ratio                Return
             ---------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)                 Lowest  Highest     Lowest    Highest
             ---------------------------------------------------------------------------------------------------------
    2003           2,909 $     6.02 $      10.76  $     18,281      0.53 %      1.55%   1.59 %     27.03 %    27.08 %
    2002           3,314       4.74         8.47        16,131      0.55        1.55    1.59      -17.01     -16.97
    2001           3,669       5.71        10.20        20,994      2.63        1.55    1.59      -24.75       1.99
    2000           2,746       7.59         7.59        20,844                  1.59    1.59      -24.13     -24.13

Davis Value Portfolio
----------------------------------------------------------------

                                                                Investment       Expense                Total
December 31, Units(000's)      Unit Value           Net Assets  Income Ratio      Ratio                Return
             ---------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)                 Lowest  Highest     Lowest    Highest
             ---------------------------------------------------------------------------------------------------------
    2003          17,619 $     9.01 $      11.33  $    168,136      0.82 %      1.35%   1.59 %     27.71 %    27.95 %
    2002          14,168       7.05         8.87       105,382      0.72        1.35    1.59      -17.58     -17.43
    2001          13,728       8.56        10.76       122,509      0.85        1.35    1.59      -11.82       7.56
    2000           3,024       9.70         9.70        29,329                  1.59    1.59       -2.96      -2.96



6. UNIT VALUES (Continued)

Total Return Portfolio
----------------------------------------------------------------

                                                                Investment       Expense                Total
December 31, Units(000's)      Unit Value           Net Assets  Income Ratio      Ratio                Return
             ---------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)                 Lowest  Highest     Lowest    Highest
             ---------------------------------------------------------------------------------------------------------
    2003          26,972 $    10.89 $      12.69  $    313,226      2.83 %      1.35%   1.59 %      3.39 %     3.58 %
    2002          18,934      10.51        12.27       213,676      4.07        1.35    1.59        7.37       7.57
    2001          10,685       9.93        11.43       121,586      7.54        1.55    1.59       -0.71       6.70
    2000           4,134      10.72        10.72        44,312                  1.59    1.59        7.16       7.16

Seligman Small-Cap Value Portfolio
----------------------------------------------------------------

                                                                Investment       Expense                Total
December 31, Units(000's)      Unit Value           Net Assets  Income Ratio      Ratio                Return
             ---------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)                 Lowest  Highest     Lowest    Highest
             ---------------------------------------------------------------------------------------------------------
    2003           1,806 $    14.74 $      18.14  $     31,949      0.00 %      1.55%   1.59 %     47.58 %    47.64 %
    2002           2,971       9.98        12.29        35,856      0.00        1.55    1.59      -16.71     -16.67
    2001           4,889      11.98        14.75        71,707      0.48        1.55    1.59       19.78      21.56
    2000             743      12.14        12.14         9,018                  1.59    1.59       21.38      21.38

Delaware VIP Trend Series
----------------------------------------------------------------

                                                                Investment       Expense                Total
December 31, Units(000's)      Unit Value           Net Assets  Income Ratio      Ratio                Return
             ---------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)                 Lowest  Highest     Lowest    Highest
             ---------------------------------------------------------------------------------------------------------
    2003               0 $     0.00 $       0.00  $          0      0.00 %      0.00%   0.00 %      0.00 %     0.00 %
    2002           2,304       5.33         9.26        13,189      0.00        1.55    1.59      -21.20     -21.17
    2001           2,145       6.77        11.74        14,643      0.00        1.55    1.59      -16.68      17.41
    2000           1,581       8.12         8.12        12,838                  1.59    1.59      -18.78     -18.78



6. UNIT VALUES (Continued)

Emerging Growth Portfolio
----------------------------------------------------------------

                                                                Investment       Expense                Total
December 31, Units(000's)      Unit Value           Net Assets  Income Ratio      Ratio                Return
             ---------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)                 Lowest  Highest     Lowest    Highest
             ---------------------------------------------------------------------------------------------------------
    2003           3,898 $     4.35 $       8.88  $     17,546      0.00 %      1.55%   1.59 %     25.34 %    25.39 %
    2002           4,754       3.47         7.09        16,915      0.33        1.55    1.59      -33.55     -33.53
    2001           5,449       5.22        10.66        28,549      0.11        1.55    1.59      -32.58       6.58
    2000           8,225       7.74         7.74        63,660                  1.59    1.59      -22.61     -22.61

VP International Fund
----------------------------------------------------------------

                                                                Investment       Expense                Total
December 31, Units(000's)      Unit Value           Net Assets  Income Ratio      Ratio                Return
             ---------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)                 Lowest  Highest     Lowest    Highest
             ---------------------------------------------------------------------------------------------------------
    2003           5,389 $     7.82 $       7.82  $     42,141      0.72 %      1.35%   1.35 %     22.78 %    22.78 %
    2002           5,042       6.37         6.37        32,092      0.73        1.35    1.35      -21.48     -21.48
    2001           4,233       8.10         8.10        34,301      0.00        1.35    1.35      -19.06     -19.06

Roszel / JP Morgan Small Cap Growth Portfolio
----------------------------------------------------------------

                                                                Investment       Expense                Total
December 31, Units(000's)      Unit Value           Net Assets  Income Ratio      Ratio                Return
             ---------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)                 Lowest  Highest     Lowest    Highest
             ---------------------------------------------------------------------------------------------------------
    2003           5,937 $    11.38 $      11.42  $     67,761      0.00 %      1.35%   1.59 %     34.90 %    35.16 %
    2002           4,758       8.43         8.44        40,162      0.00        1.35    1.59      -15.68     -15.62



6. UNIT VALUES (Continued)

Roszel / Lord Abbett Bond Debenture Portfolio
----------------------------------------------------------------

                                                                Investment       Expense                Total
December 31, Units(000's)      Unit Value           Net Assets  Income Ratio      Ratio                Return
             ---------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)                 Lowest  Highest     Lowest    Highest
             ---------------------------------------------------------------------------------------------------------
    2003           1,282 $    12.08 $      12.09  $     15,487      5.73 %      1.55%   1.59 %     15.17 %    15.22 %
    2002             138      10.49        10.49         1,449      5.69        1.55    1.59        4.90       4.92

Roszel / Lord Abbett Mid Cap Value Portfolio
----------------------------------------------------------------

                                                                Investment       Expense                Total
December 31, Units(000's)      Unit Value           Net Assets  Income Ratio      Ratio                Return
             ---------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)                 Lowest  Highest     Lowest    Highest
             ---------------------------------------------------------------------------------------------------------
    2003          11,431 $    11.00 $      11.04  $    126,091      0.31 %      1.35%   1.59 %     22.78 %    23.01 %
    2002          10,841       8.96         8.97        97,202      0.00        1.35    1.59      -10.42     -10.35

Roszel / PIMCO Small Cap Value Portfolio
----------------------------------------------------------------

                                                                Investment       Expense                Total
December 31, Units(000's)      Unit Value           Net Assets  Income Ratio      Ratio                Return
             ---------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)                 Lowest  Highest     Lowest    Highest
             ---------------------------------------------------------------------------------------------------------
    2003           4,651 $    12.21 $      12.26  $     56,943      1.84 %      1.35%   1.59 %     31.09 %    31.34 %
    2002           5,803       9.32         9.33        54,079      2.25        1.35    1.59       -6.84      -6.78



6. UNIT VALUES (Continued)

Roszel / Seligman Mid Cap Growth Portfolio
----------------------------------------------------------------

                                                                Investment       Expense                Total
December 31, Units(000's)      Unit Value           Net Assets  Income Ratio      Ratio                Return
             ---------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)                 Lowest  Highest     Lowest    Highest
             ---------------------------------------------------------------------------------------------------------
    2003           2,584 $    11.95 $      11.99  $     30,988      0.00 %      1.35%   1.59 %     31.23 %    31.48 %
    2002           1,468       9.11         9.12        13,390      0.00        1.35    1.59       -8.93      -8.87

Roszel / Delaware Trend Portfolio
----------------------------------------------------------------

                                                                Investment       Expense                Total
December 31, Units(000's)      Unit Value           Net Assets  Income Ratio      Ratio                Return
             ---------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)                 Lowest  Highest     Lowest    Highest
             ---------------------------------------------------------------------------------------------------------
    2003           4,833 $    12.26 $      12.28  $     59,332      0.00 %      1.35%   1.59 %     22.59 %    22.73 %

Roszel / Lord Abbett Affiliated Portfolio
----------------------------------------------------------------

                                                                Investment       Expense                Total
December 31, Units(000's)      Unit Value           Net Assets  Income Ratio      Ratio                Return
             ---------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)                 Lowest  Highest     Lowest    Highest
             ---------------------------------------------------------------------------------------------------------
    2003           2,680 $    11.98 $      12.00  $     32,124      0.00 %      1.35%   1.59 %     19.82 %    19.95 %

Roszel / PIMCO CCM Capital Appreciation Portfolio
----------------------------------------------------------------

                                                                Investment       Expense                Total
December 31, Units(000's)      Unit Value           Net Assets  Income Ratio      Ratio                Return
             ---------------------------------------------------------------------------------------------------------
                            Lowest     Highest       (000's)                 Lowest  Highest     Lowest    Highest
             ---------------------------------------------------------------------------------------------------------
    2003          11,904 $    11.71 $      11.72  $    139,549      0.00 %      1.35%   1.59 %     17.05 %    17.18 %



7.CHARGES AND FEES

  The  following table  is a listing of all expenses charged to the separate account.  Mortality and expense, rider and administrative  charges may be assessed through a reduction in unit value or redemption of units or as fixed charges.

  Retirement Plus

  Charge                                      When Charge Is Deducted                 Amount Deducted
  ------------------------------------------  --------------------------------------  ---------------------------------------------
  Mortality and expense charge                Daily - reduction of unit values        1/365 of 1.25% per day
  Administration charge                       Daily - reduction of unit values        1/365 of 0.10% per day
  Contract maintenance charge                 Annually - redemption of units          $40 at the end  of  each contract year if the
                                                                                      contract  value is less than $50,000 and upon
                                                                                      surrender  if  other  than  on  the  contract
                                                                                      anniversary
  Estate enhancer charge provides             Annually - redemption of units          0.25% of  the average  contract  value at the
  coverage  in  addition  to that                                                     end  of  each  of  the  prior  four  contract
  provided by the death benefit                                                       quarters  and  a  pro  rata  amount  of  this
                                                                                      charge  upon surrender, annuitization, death,
                                                                                      or termination of the rider
  Guaranteed    minimum    income             Quarterly - redemption of units         0.40%  of the  contract  value at  the end of
  benefit  ("GMIB")  provides the                                                     each  calendar  quarter  based  on  the  GMIB
  future   ability   to   receive                                                     benefit base as of  the last business  day of
  guaranteed minimum payments                                                         each month within the calendar  quarter and a
                                                                                      pro rata amount  of this fee upon termination
                                                                                      of the rider
  Contingent    deferred    sales             Per incident - redemption of units      7% of premium withdrawn for year 0
  charge                                                                              6% of premium withdrawn for year 1
                                                                                      5% of premium withdrawn for year 2
                                                                                      4% of premium withdrawn for year 3
                                                                                      3% of premium withdrawn for year 4
                                                                                      2% of premium withdrawn for year 5
                                                                                      1% of premium withdrawn for year 6
                                                                                      0% of premium withdrawn for year 7 or more
  Transfer fee                                Per incident - redemption of units      $25  for  each  transfer   after   the  sixth
                                                                                      transfer in a contract year

  Retirement Power

  Charge                                      When Charge Is Deducted                 Amount Deducted
  ------------------------------------------  --------------------------------------  ---------------------------------------------
  Mortality and expense risks and             Daily - reduction of unit values        1/365 of 1.59% per day
  administrative charge
  Contract maintenance charge                 Annually - redemption of units          $40 at the end of each contract year and upon
                                                                                      a  full withdrawal  only if  the  greater  of
                                                                                      contract value, or premiums less withdrawals,
                                                                                      is less than $25,000
  Estate enhancer charge provides             Annually - redemption of units          0.25% of  the average  contract  value at the
  coverage  in  addition  to that                                                     end  of  each  of  the  prior  four  contract
  provided by the death benefit                                                       quarters  and  a  pro  rata  amount  of  this
                                                                                      charge  upon surrender, annuitization, death,
                                                                                      or termination of the rider
  Transfer fee                                Per incident - redemption of units      $25  for  each  transfer after   the  twelfth
                                                                                      transfer in a contract year



7. CHARGES AND FEES (Continued)

  Retirement Optimizer

  Charge                                      When Charge Is Deducted                 Amount Deducted
  ------------------------------------------  --------------------------------------  ---------------------------------------------
  Mortality and expense risks and             Daily - reduction of unit values        1/365 of 1.55% per day
  administrative charge
  Contract maintenance charge                 Annually - redemption of units          $40 at the end of each contract year and upon
                                                                                      a  full withdrawal  only if  the  greater  of
                                                                                      contract value, or premiums less withdrawals,
                                                                                      is less than $25,000
  Estate enhancer charge provides             Annually - redemption of units          0.25% of  the average  contract  value at the
  coverage  in  addition  to that                                                     end  of  each  of  the  prior  four  contract
  provided by the death benefit                                                       quarters  and  a  pro  rata  amount  of  this
                                                                                      charge  upon surrender, annuitization, death,
                                                                                      or termination of the rider
  Contingent    deferred    sales             Per incident - redemption of units      6% of premium withdrawn for year 0
                                                                                      6% of premium withdrawn for year 1
                                                                                      5% of premium withdrawn for year 2
                                                                                      0% of premium withdrawn for year 3 or more
  Transfer fee                                Per incident - redemption of units      $25  for  each  transfer after   the  twelfth
                                                                                      transfer in a contract year



8. UNITS ISSUED AND REDEEMED

Units issued and redeemed during 2003 and 2002 were as follows:



                                      Domestic             Core               High              Large            Small Cap
                                       Money               Bond             Current            Cap Core            Value
                                       Market              V.I.              Income              V.I.               V.I.
                                      V.I Fund             Fund            V.I. Fund             Fund               Fund
(In thousands)                   ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at January 1, 2002              40,534             34,517             20,369             21,873             20,951
Activity during 2002:
     Issued                                 33,662              4,276                341                608              4,729
     Redeemed                              (36,982)            (5,360)            (5,462)            (3,025)            (8,995)
                                 ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2002            37,214             33,433             15,248             19,456             16,685
Activity during 2003:
     Issued                                 15,308              9,477                836                289                980
     Redeemed                              (23,599)            (7,718)            (1,302)            (1,880)            (2,654)
                                 ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2003            28,923             35,192             14,782             17,865             15,011
                                 ================== ================== ================== ================== ==================


8. UNITS ISSUED AND REDEEMED (Continued)


                                      American           Natural            Global          Utilities and          Global
                                      Balanced          Resources          Allocation          Telecom              Bond
                                        V.I.              Focus               V.I.               V.I.              Focus
                                        Fund               Fund               Fund               Fund               Fund
(In thousands)                   ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at January 1, 2002               6,380                665             22,995              3,227              2,023
Activity during 2002:
     Issued                                      3                  1                342                  0                  0
     Redeemed                               (1,145)              (666)            (2,435)              (717)            (2,023)
                                 ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2002             5,238                  0             20,902              2,510                  0
Activity during 2003:
     Issued                                      0                  0              2,654                  0                  0
     Redeemed                                 (849)                 0             (1,087)              (405)                 0
                                 ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2003             4,389                  0             22,469              2,105                  0
                                 ================== ================== ================== ================== ==================


8. UNITS ISSUED AND REDEEMED (Continued)


                                       Basic            Government         Developing           Index              Global
                                       Value               Bond         Capital Markets          500               Growth
                                        V.I.               V.I.               V.I.               V.I.               V.I.
                                        Fund               Fund               Fund               Fund               Fund
(In thousands)                   ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at January 1, 2002              37,119             31,155              3,314             27,146             11,433
Activity during 2002:
     Issued                                  4,782             11,073                  2              2,515              1,362
     Redeemed                               (5,476)            (6,511)              (773)            (6,801)            (2,538)
                                 ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2002            36,425             35,717              2,543             22,860             10,257
Activity during 2003:
     Issued                                  1,916              1,489                  0             10,798                201
     Redeemed                               (4,086)           (13,329)            (2,543)            (5,862)            (1,402)
                                 ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2003            34,255             23,877                  0             27,796              9,056
                                 ================== ================== ================== ================== ==================


8. UNITS ISSUED AND REDEEMED (Continued)

                                                                                                                  Large
                                       Focus            Large Cap         Fundamental       International           Cap
                                       Twenty             Value              Growth             Value              Growth
                                        V.I.               V.I.               V.I.               V.I.               V.I.
                                        Fund               Fund               Fund               Fund               Fund
(In thousands)                   ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at January 1, 2002               4,035              1,258             18,045             30,225              3,381
Activity during 2002:
     Issued                                    436              5,811             16,117             12,463              1,006
     Redeemed                               (1,598)              (260)            (3,472)           (19,571)              (491)
                                 ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2002             2,873              6,809             30,690             23,117              3,896
Activity during 2003:
     Issued                                    230              1,645              3,515              5,208              2,738
     Redeemed                               (3,103)              (631)           (11,327)            (6,345)              (393)
                                 ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2003                 0              7,823             22,878             21,980              6,241
                                 ================== ================== ================== ================== ==================


8. UNITS ISSUED AND REDEEMED (Continued)


                                                    AllianceBernstein  AllianceBernstein                            MFS
                                 AllianceBernstein       Premier           Growth and     AllianceBernstein       Emerging
                                       Quasar             Growth             Income           Technology           Growth
                                     Portfolio          Portfolio          Portfolio          Portfolio            Series
(In thousands)                   ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at January 1, 2002              13,474             46,744              6,369              3,408             21,848
Activity during 2002:
     Issued                                    380              1,240              2,432                342              6,431
     Redeemed                               (6,291)           (10,097)            (3,456)            (3,339)           (11,525)
                                 ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2002             7,563             37,887              5,345                411             16,754
Activity during 2003:
     Issued                                      6                667                291                800                417
     Redeemed                               (7,569)            (5,876)            (1,398)              (383)            (2,988)
                                 ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2003                 0             32,678              4,238                828             14,183
                                 ================== ================== ================== ================== ==================


8. UNITS ISSUED AND REDEEMED (Continued)


                                                           MFS             AIM V.I.           AIM V.I.           AIM V.I.
                                        MFS             Investors           Premier            Capital         International
                                      Research            Trust              Equity          Appreciation          Growth
                                       Series             Series              Fund               Fund               Fund
(In thousands)                   ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at January 1, 2002              18,733              1,748             28,645             10,502              3,669
Activity during 2002:
     Issued                                     48                322                589                204             11,463
     Redeemed                               (4,989)              (227)            (8,540)            (2,680)           (11,818)
                                 ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2002            13,792              1,843             20,694              8,026              3,314
Activity during 2003:
     Issued                                      4                 19                235                145              7,814
     Redeemed                              (13,796)            (1,862)            (3,890)            (1,260)            (8,219)
                                 ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2003                 0                  0             17,039              6,911              2,909
                                 ================== ================== ================== ================== ==================


8. UNITS ISSUED AND REDEEMED (Continued)


                                                                            Seligman           Delaware
                                       Davis              Total            Small-Cap             VIP              Emerging
                                       Value              Return             Value              Trend              Growth
                                     Portfolio          Portfolio          Portfolio            Series           Portfolio
(In thousands)                   ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at January 1, 2002              13,728             10,685              4,889              2,145              5,449
Activity during 2002:
     Issued                                  2,823             14,681              2,343              1,869              1,563
     Redeemed                               (2,383)            (6,432)            (4,261)            (1,710)            (2,258)
                                 ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2002            14,168             18,934              2,971              2,304              4,754
Activity during 2003:
     Issued                                  4,696             15,326                842                 48                377
     Redeemed                               (1,245)            (7,288)            (2,007)            (2,352)            (1,233)
                                 ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2003            17,619             26,972              1,806                  0              3,898
                                 ================== ================== ================== ================== ==================


8. UNITS ISSUED AND REDEEMED (Continued)

                                                         Roszel /           Roszel /           Roszel /           Roszel /
                                                        JP Morgan         Lord Abbett        Lord Abbett           PIMCO
                                         VP             Small Cap             Bond             Mid Cap           Small Cap
                                   International          Growth           Debenture            Value              Value
                                        Fund            Portfolio          Portfolio          Portfolio          Portfolio
(In thousands)                   ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at January 1, 2002               4,233                  0                  0                  0                  0
Activity during 2002:
     Issued                                  1,214              5,444                156             11,735              5,918
     Redeemed                                 (405)              (686)               (18)              (894)              (115)
                                 ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2002             5,042              4,758                138             10,841              5,803
Activity during 2003:
     Issued                                    884              1,401              1,287              3,879              2,508
     Redeemed                                 (537)              (222)              (143)            (3,289)            (3,660)
                                 ------------------ ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2003             5,389              5,937              1,282             11,431              4,651
                                 ================== ================== ================== ================== ==================


8. UNITS ISSUED AND REDEEMED (Continued)

                                      Roszel /                              Roszel /           Roszel /
                                      Seligman           Roszel /             Lord              PIMCO
                                      Mid Cap            Delaware            Abbett          CCM Capital
                                       Growth             Trend            Affiliated        Appreciation
                                     Portfolio          Portfolio          Portfolio          Portfolio
(In thousands)                   ------------------ ------------------ ------------------ ------------------

Outstanding at January 1, 2002                   0                  0                  0                  0
Activity during 2002:
     Issued                                  1,661                  0                  0                  0
     Redeemed                                 (193)                 0                  0                  0
                                 ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2002             1,468                  0                  0                  0
Activity during 2003:
     Issued                                  1,267              4,941              3,304             12,148
     Redeemed                                 (151)              (108)              (624)              (244)
                                 ------------------ ------------------ ------------------ ------------------

Outstanding at December 31, 2003             2,584              4,833              2,680             11,904
                                 ================== ================== ================== ==================

INDEPENDENT AUDITORS' REPORT

The Board of Directors of
Merrill Lynch Life Insurance Company:

We have audited the accompanying balance sheets of Merrill Lynch Life Insurance Company (the "Company"), a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc., as of December 31, 2003 and 2002, and the related statements of earnings, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2003. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2003 in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 2 to the financial statements, in 2004 the Company changed its method of accounting for stock-based compensation to conform to SFAS 123, Accounting for Stock-Based Compensation, as amended by SFAS No. 148, Accounting for Stock-Based Compensation - Transition and Disclosure, and retroactively, restated the 2003, 2002 and 2001 financial statements.

Deloitte & Touche, LLP
New York, New York

March 1, 2004 (May 4, 2004 as to Note 2)

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

BALANCE SHEETS
AS OF DECEMBER 31, 2003 AND 2002
(Dollars in thousands, except common stock par value and shares)

                                                                   2003 (1)         2002 (1)
                                                                 -----------      -----------
ASSETS

INVESTMENTS:
    Fixed maturity securities, at estimated fair value
        (amortized cost: 2003 - $2,108,310; 2002 - $1,844,077)   $ 2,157,127      $ 1,856,732
    Equity securities, at estimated fair value
        (cost: 2003 - $78,816; 2002 - $112,903)                       82,469          105,430
    Trading account securities, at estimated fair value               26,186           21,949
    Limited partnerships, at cost                                     11,880           12,150
    Policy loans on insurance contracts                            1,086,537        1,143,663
                                                                 -----------      -----------

        Total Investments                                          3,364,199        3,139,924

CASH AND CASH EQUIVALENTS                                             75,429          312,217
ACCRUED INVESTMENT INCOME                                             63,565           63,603
DEFERRED POLICY ACQUISITION COSTS                                    364,414          404,220
FEDERAL INCOME TAXES - CURRENT                                             -           40,910
REINSURANCE RECEIVABLES                                                6,004            8,197
AFFILIATED RECEIVABLES - NET                                               -               67
RECEIVABLES FROM SECURITIES SOLD                                       1,349           10,072
OTHER ASSETS                                                          36,245           37,399
SEPARATE ACCOUNTS ASSETS                                          10,736,343        9,079,285
                                                                 -----------      -----------

TOTAL ASSETS                                                     $14,647,548      $13,095,894
                                                                 ===========      ===========

(1) Amounts have been restated as discussed in Note 2 to the financial statements.

See accompanying notes to financial statements.                      (Continued)

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

BALANCE SHEETS (Continued)
AS OF DECEMBER 31, 2003 AND 2002
(Dollars in thousands, except common stock par value and shares)

                                                                              2003 (1)          2002 (1)
                                                                            ------------      ------------
LIABILITIES AND STOCKHOLDER'S EQUITY

LIABILITIES:
    POLICYHOLDER LIABILITIES AND ACCRUALS:
        Policyholders' account balances                                     $  2,887,937      $  3,084,042
        Claims and claims settlement expenses                                    101,718            98,526
                                                                            ------------      ------------
                     Total policyholder liabilities and accruals               2,989,655         3,182,568

    OTHER POLICYHOLDER FUNDS                                                      12,915            11,815
    LIABILITY FOR GUARANTY FUND ASSESSMENTS                                        7,139             7,221
    FEDERAL INCOME TAXES - DEFERRED                                               31,965            67,304
    FEDERAL INCOME TAXES - CURRENT                                                20,146                 -
    PAYABLES FOR SECURITIES PURCHASED                                                683            19,635
    AFFILIATED PAYABLES - NET                                                      2,365                 -
    UNEARNED POLICY CHARGE REVENUE                                               107,761           113,774
    OTHER LIABILITIES                                                              3,480             6,033
    SEPARATE ACCOUNTS LIABILITIES                                             10,730,601         9,072,606
                                                                            ------------      ------------
                     Total Liabilities                                        13,906,710        12,480,956
                                                                            ------------      ------------

STOCKHOLDER'S EQUITY:
    Common stock ($10 par value; authorized: 1,000,000 shares; issued and
       outstanding: 250,000 shares)                                                2,500             2,500
    Additional paid-in capital                                                   397,324           347,324
    Retained earnings                                                            329,549           288,124
    Accumulated other comprehensive income (loss)                                 11,465           (23,010)
                                                                            ------------      ------------
                     Total Stockholder's Equity                                  740,838           614,938
                                                                            ------------      ------------

TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                                  $ 14,647,548      $ 13,095,894
                                                                            ============      ============

(1) Amounts have been restated as discussed in Note 2 to the financial statements.

See accompanying notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF EARNINGS
FOR THE YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001
(Dollars in thousands)

                                                                        2003 (1)        2002 (1)        2001(1)
                                                                       ---------       ---------       ---------
REVENUES:

    Policy charge revenue                                              $ 228,878       $ 239,030       $ 253,837
    Net investment income                                                174,662         207,064         221,872
    Net realized investment gains (losses)                                   987          (9,056)        (13,844)
                                                                       ---------       ---------       ---------

                  Total Revenues                                         404,527         437,038         461,865
                                                                       ---------       ---------       ---------

BENEFITS AND EXPENSES:
    Interest credited to policyholders' account balances                 128,958         141,373         153,111
    Market value adjustment expense                                        4,806           3,683           2,296
    Policy benefits (net of reinsurance recoveries: 2003 - $17,641;
       2002 - $14,620; 2001 - $16,562)                                    64,631          58,060          37,773
    Reinsurance premium ceded                                             22,599          23,131          24,535
    Amortization of deferred policy acquisition costs                     76,402         101,118          59,335
    Insurance expenses and taxes                                          52,092          48,527          66,517
                                                                       ---------       ---------       ---------

                  Total Benefits and Expenses                            349,488         375,892         343,567
                                                                       ---------       ---------       ---------

                  Net Earnings Before Federal Income Tax Provision        55,039          61,146         118,298
                                                                       ---------       ---------       ---------

FEDERAL INCOME TAX PROVISION (BENEFIT):
    Current                                                               67,516         (41,713)         22,728
    Deferred                                                             (53,902)         55,301          17,875
                                                                       ---------       ---------       ---------

                  Total Federal Income Tax Provision                      13,614          13,588          40,603
                                                                       ---------       ---------       ---------

NET EARNINGS                                                           $  41,425       $  47,558       $  77,695
                                                                       =========       =========       =========

(1) Amounts have been restated as discussed in Note 2 to the financial statements.

See accompanying notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF COMPREHENSIVE INCOME
FOR THE YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001
(Dollars in thousands)

                                                                               2003 (1)       2002 (1)       2001(1)
                                                                               --------       --------       --------
NET EARNINGS                                                                   $ 41,425       $ 47,558       $ 77,695
                                                                               --------       --------       --------

OTHER COMPREHENSIVE INCOME (LOSS):

    Net unrealized gains on available-for-sale securities and investments in separate accounts:
       Net unrealized holding gains (losses) arising during the period           46,905         (1,799)        32,328
       Reclassification adjustment for losses included in net earnings            3,286         11,494         12,600
                                                                               --------       --------       --------

        Net unrealized gains on investment securities                            50,191          9,695         44,928

       Adjustments for:
              Policyholder liabilities                                            6,302        (15,214)        (9,498)
              Deferred policy acquisition costs                                  (3,455)             9        (15,551)
              Deferred federal income taxes                                     (18,563)         1,928         (6,958)
                                                                               --------       --------       --------

    Total other comprehensive income (loss), net of tax                          34,475         (3,582)        12,921
                                                                               --------       --------       --------

COMPREHENSIVE INCOME                                                           $ 75,900       $ 43,976       $ 90,616
                                                                               ========       ========       ========

(1) Amounts have been restated as discussed in Note 2 to the financial statements.

See accompanying notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF STOCKHOLDER'S EQUITY
FOR THE YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001
(Dollars in thousands)

                                                                                                Accumulated
                                                                  Additional                        other           Total
                                                     Common         paid-in      Retained      comprehensive    stockholder's
                                                      stock         capital     earnings(1)    income (loss)      equity (1)
                                                    ---------     ----------    -----------    -------------    --------------
BALANCE, JANUARY 1, 2001                            $   2,500     $  347,324    $   193,770    $     (32,349)   $      511,245

    Net earnings                                                                     77,695                             77,695
    Other comprehensive income, net of tax                                                            12,921            12,921
                                                    ---------     ----------    -----------    -------------    --------------

BALANCE, DECEMBER 31, 2001                              2,500        347,324        271,465          (19,428)          601,861

    Cash dividend paid to parent                                                    (30,899)                           (30,899)
    Net earnings                                                                     47,558                             47,558
    Other comprehensive loss, net of tax                                                              (3,582)           (3,582)
                                                    ---------     ----------    -----------    -------------    --------------

BALANCE, DECEMBER 31, 2002                              2,500        347,324        288,124          (23,010)          614,938

    Capital contribution from parent                                  50,000                                            50,000
    Net earnings                                                                     41,425                             41,425
    Other comprehensive income, net of tax                                                            34,475            34,475
                                                    ---------     ----------    -----------    -------------    --------------

BALANCE, DECEMBER 31, 2003                          $   2,500     $  397,324    $   329,549    $      11,465    $      740,838
                                                    =========     ==========    ===========    =============    ==============

(1) Amounts have been restated as discussed in Note 2 to the financial statements.

See accompanying notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001
(Dollars in thousands)

                                                                                    2003 (1)          2002 (1)          2001 (1)
                                                                                  -----------       -----------       -----------
Cash Flows From Operating Activities:
  Net earnings                                                                    $    41,425       $    47,558       $    77,695
  Noncash items included in earnings:
    Amortization of deferred policy acquisition costs                                  76,402           101,118            59,335
    Capitalization of policy acquisition costs                                        (40,051)          (34,391)          (51,736)
    Amortization (accretion) of investments                                             9,883             2,406            (1,033)
    Interest credited to policyholders' account balances                              128,958           141,373           153,111
    Provision (benefit) for deferred Federal income tax                               (53,902)           55,301            17,875
  (Increase) decrease in operating assets:
    Accrued investment income                                                              38             6,281             1,117
    Federal income taxes - current                                                     40,910           (40,910)                -
    Reinsurance receivables                                                             2,193             1,231            (6,338)
    Affiliated receivables - net                                                           67               (67)                -
    Other                                                                               1,154             4,513            (1,298)
  Increase (decrease) in operating liabilities:
    Claims and claims settlement expenses                                               3,192             3,506             9,347
    Other policyholder funds                                                            1,100            (2,424)           (3,439)
    Liability for guaranty fund assessments                                               (82)           (1,228)           (1,801)
    Federal income taxes - current                                                     20,146            (4,726)              114
    Affiliated payables - net                                                           2,365            (6,113)            5,220
    Unearned policy charge revenue                                                     (6,013)               98            12,494
    Other                                                                              (2,553)           (1,561)          (24,695)
  Other operating activities:
    Net realized investment (gains) losses                                               (987)            9,056            13,844
                                                                                  -----------       -----------       -----------

       Net cash and cash equivalents provided by operating activities                 224,245           281,021           259,812

Cash Flow From Investing Activities:
  Proceeds from (payments for):
    Sales of available-for-sale securities                                            312,514           817,498           278,420
    Maturities of available-for-sale securities                                       533,534           360,062           342,148
    Purchases of available-for-sale securities                                     (1,097,868)         (988,168)         (511,122)
    Trading account securities                                                           (559)             (456)             (214)
    Sales of real estate held-for-sale                                                      -            22,900                 -
    Sales of limited partnerships                                                         470                 -             1,000
    Purchases of limited partnerships                                                    (200)             (880)           (1,857)
    Policy loans on insurance contracts                                                57,126            50,815              (788)
    Recapture of investment in separate accounts                                        3,015             1,785                 -
    Investment in separate accounts                                                      (304)           (3,554)           (1,009)
                                                                                  -----------       -----------       -----------

       Net cash and cash equivalents provided by (used in) investing activities      (192,272)          260,002           106,578
                                                                                  -----------       -----------       -----------

(1) Amounts have been restated as discussed in Note 2 to the financial statements.

See accompanying notes to financial statements.                      (Continued)

MERRILL LYNCH LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF CASH FLOWS (Continued)
FOR THE YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001
(Dollars in thousands)

                                                                                 2003 (1)          2002 (1)          2001 (1)
                                                                               -----------       -----------       -----------
Cash Flows From Financing Activities:
  Proceeds from (payments for):
    Capital contribution received from (cash dividend paid to) parent          $    50,000       $   (30,899)      $         -
    Policyholder deposits (excludes internal policy replacement deposits)          936,437           640,103         1,090,788
    Policyholder withdrawals (including transfers to/from separate accounts)    (1,255,198)         (968,439)       (1,419,479)
                                                                               -----------       -----------       -----------

       Net cash and cash equivalents used in financing activities                 (268,761)         (359,235)         (328,691)
                                                                               -----------       -----------       -----------

NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS                              (236,788)          181,788            37,699

CASH AND CASH EQUIVALENTS
    Beginning of year                                                              312,217           130,429            92,730
                                                                               -----------       -----------       -----------

    End of year                                                                $    75,429       $   312,217       $   130,429
                                                                               ===========       ===========       ===========

Supplementary Disclosure of Cash Flow Information:
    Cash paid to affiliates for:
       Federal income taxes                                                    $     6,460       $     3,923       $    22,614
       Interest                                                                        197               125               639

(1) Amounts have been restated as discussed in Note 2 to the financial statements.

See accompanying notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      DESCRIPTION OF BUSINESS: Merrill Lynch Life Insurance Company (the "Company") is a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc. ("MLIG"). The Company is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch & Co."). The Company is domiciled in the State of Arkansas.

      The Company sells non-participating annuity products, including variable annuities, modified guaranteed annuities and immediate annuities. The Company is currently licensed to sell insurance and annuities in forty-nine states, the District of Columbia, Puerto Rico, the U.S. Virgin Islands and Guam. The Company markets its products solely through the retail network of Merrill Lynch, Pierce, Fenner & Smith, Incorporated ("MLPF&S"), a wholly owned broker-dealer subsidiary of Merrill Lynch & Co.

      BASIS OF REPORTING: The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America and prevailing industry practices, both of which require management to make estimates that affect the reported amounts and disclosure of contingencies in the financial statements. Actual results could differ from those estimates.

      The significant accounting policies and related judgements underlying the Company's financial statements are summarized below. In applying these policies, management makes subjective and complex judgements that frequently require estimates about matters that are inherently uncertain.

      For the purpose of reporting cashflows, cash and cash equivalents include cash on hand and on deposit and short-term investments with original maturities of three months or less.

      Certain reclassifications and format changes have been made to prior year amounts to conform to the current year presentation.

      REVENUE RECOGNITION: Revenues for variable annuity contracts consist of policy charges for i) mortality and expense risks, ii) certain benefit guarantees selected by the contract owner, iii) administration fees, iv) annual contract maintenance charges, and v) withdrawal charges assessed on contracts surrendered during the withdrawal charge period.

      Revenues for variable life insurance contracts consist of policy charges for i) mortality and expense risks, ii) cost of insurance fees, iii) amortization of front-end and deferred sales charges, and iv) withdrawal charges assessed on contracts surrendered during the withdrawal charge period. The Company does not currently manufacture variable life insurance contracts.

      Revenues for interest-sensitive annuity contracts (market value adjusted annuities and immediate annuities) and interest-sensitive life insurance contracts (single premium whole life insurance, which is not currently marketed) consist of i) investment income, ii) gains (losses) on the sale of invested assets, and iii) withdrawal charges assessed on contracts surrendered during the withdrawal charge period.

      INVESTMENTS: The Company's investments in fixed maturity and equity securities are classified as either available-for-sale or trading and are reported at estimated fair value. Unrealized gains and losses on available-for-sale securities are included in stockholder's equity as a component of accumulated other comprehensive income (loss), net of tax. Unrealized gains and losses on trading account securities are included in net realized investment gains (losses). If management determines that a decline in the value of an available-for-sale security is other-than-temporary, the carrying value is adjusted to estimated fair value and the decline in value is recorded as a net realized investment loss. Management makes this determination through a series of discussions with the Company's portfolio managers and credit analysts, as well as information obtained from external sources (i.e. company announcements, ratings agency announcements, or news wire services). The factors that give rise to potential impairments include, but are not limited to, i) certain credit-related events such as default of principal or interest payments, ii) bankruptcy of issuer, and iii) certain security restructurings. In the absence of a readily ascertainable market value, the estimated fair value on these securities represents management's estimate of the security's ultimate recovery value. Management bases this determination on the most recent information available.

      For fixed maturity securities, premiums are amortized to the earlier of the call or maturity date, discounts are accreted to the maturity date, and interest income is accrued daily. For equity securities, dividends are recognized on the ex-dividend date. Realized gains and losses on the sale or maturity of investments are determined on the basis of specific identification. Investment transactions are recorded on the trade date.

      Certain fixed maturity and equity securities are considered non-investment grade. The Company defines non-investment grade securities as unsecured debt obligations or equity positions that have a rating equivalent to Standard and Poor's (or similar rating agency) BB+ or lower.

      Investments in limited partnerships are carried at cost.

      Policy loans on insurance contracts are stated at unpaid principal balances.

      DEFERRED POLICY ACQUISITION COSTS: Certain policy acquisition costs for life and annuity contracts are deferred and amortized based on the estimated future gross profits for each group of contracts. These future gross profit estimates are subject to periodic evaluation by the Company, with necessary revisions applied against amortization to date. The impact of these revisions on cumulative amortization is recorded as a charge or credit to current operations. It is reasonably possible that estimates of future gross profits could be reduced in the future, resulting in a material reduction in the carrying amount of deferred policy acquisition costs.

      Policy acquisition costs are principally commissions and a portion of certain other expenses relating to policy acquisition, underwriting and issuance that are primarily related to and vary with the production of new business. Insurance expenses and taxes reported in the Statements of Earnings are net of amounts deferred. Policy acquisition costs can also arise from the acquisition or reinsurance of existing inforce policies from other insurers. These costs include ceding commissions and professional fees related to the reinsurance assumed. The deferred costs are amortized in proportion to the estimated future gross profits over the anticipated life of the acquired insurance contracts utilizing an interest methodology.

      During 1990, the Company entered into an assumption reinsurance agreement with an unaffiliated insurer. The acquisition costs relating to this agreement are being amortized over a twenty-five year period using an effective interest rate of 7.5%. This reinsurance agreement provided for payment of contingent ceding commissions, for a ten year period, based upon the persistency and mortality experience of the insurance contracts assumed. Payments made for contingent ceding commissions were capitalized and amortized using an identical methodology as that used for the initial acquisition costs. The following is a reconciliation of the acquisition costs related to this reinsurance agreement for the years ended December 31:

                         2003         2002         2001
                      ---------    ---------    ---------
Beginning balance     $  81,425    $  95,869    $ 105,503
Capitalized amounts           -            -          147
Interest accrued          6,107        7,190        7,913
Amortization            (18,243)     (21,634)     (17,694)
                      ---------    ---------    ---------
Ending balance        $  69,289    $  81,425    $  95,869
                      =========    =========    =========

      The following table presents the expected amortization, net of interest accrued, of these deferred acquisition costs over the next five years. Amortization may be adjusted based on periodic evaluation of the expected gross profits on the reinsured policies.

2004              $4,647
2005              $5,045
2006              $5,875
2007              $5,629
2008              $5,612

      SEPARATE ACCOUNTS: Assets and liabilities of Separate Accounts, representing net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contract owners, are shown as separate captions in the Balance Sheets. Separate Accounts are established in conformity with Arkansas State Insurance law and are generally not chargeable with liabilities that arise from any other business of the Company. Separate Accounts assets may be subject to general claims of the Company only to the extent the value of such assets exceeds Separate Accounts liabilities. At December 31, 2003 and 2002, the Company's Separate Accounts assets exceeded Separate Accounts liabilities by $5,742 and $6,679, respectively. This excess represents the Company's temporary investment in certain Separate Accounts investment divisions that were made to facilitate the establishment of those investment divisions.

      Net investment income and net realized and unrealized gains (losses) attributable to Separate Accounts assets accrue directly to contract owners and are not reported as revenue in the Company's Statements of Earnings.

      POLICYHOLDERS' ACCOUNT BALANCES: Liabilities for the Company's universal life type contracts, including its life insurance and annuity products, are equal to the full accumulation value of such contracts as of the valuation date plus deficiency reserves for certain products. Interest-crediting rates for the Company's fixed-rate products are as follows:

Interest-sensitive life products        4.00% -  4.85%
Interest-sensitive deferred annuities   1.00% -  7.40%
Immediate annuities                     3.00% - 11.00%

      These rates may be changed at the option of the Company after initial guaranteed rates expire, unless contracts are subject to minimum interest rate guarantees.

      CLAIMS AND CLAIMS SETTLEMENT EXPENSES: Liabilities for claims and claims settlement expenses equal the death benefit (plus accrued interest) for claims that have been reported to the Company but have not settled and an estimate, based upon prior experience, for unreported claims. Additionally, the Company has established a mortality benefit accrual for its variable annuity products.

      INCOME TAXES: The results of operations of the Company are included in the consolidated Federal income tax return of Merrill Lynch & Co. The Company has entered into a tax-sharing agreement with Merrill Lynch & Co. whereby the Company will calculate its current tax provision based on its operations. Under the agreement, the Company periodically remits to Merrill Lynch & Co. its current Federal income tax liability.

      The Company uses the asset and liability method in providing income taxes on all transactions that have been recognized in the financial statements. The asset and liability method requires that deferred taxes be adjusted to reflect the tax rates at which future taxable amounts will likely be settled or realized. The effects of tax rate changes on future deferred tax liabilities and deferred tax assets, as well as other changes in income tax laws, are recognized in net earnings in the period during which such changes are enacted. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized. See Note 4 to the financial statements for further information.

      The Company is generally subject to taxes on premiums and, in substantially all states, is exempt from state income taxes.

      UNEARNED POLICY CHARGE REVENUE: Certain variable life insurance products contain policy charges that are assessed at policy issuance. These policy charges are deferred and amortized into policy charge revenue based on the estimated future gross profits for each group of contracts. The Company records a liability equal to the unamortized balance of these policy charges.

      ACCOUNTING PRONOUNCEMENTS: On April 30, 2003, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 149, Amendment of Statement 133 on Derivative Instruments and Hedging Activities. SFAS No. 149 amends and clarifies accounting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133. In addition, it clarifies when a derivative contains a financing component that warrants special reporting in the statements of cash flows. SFAS No. 149 is effective for contracts entered into or modified after June 30, 2003 and for hedging relationships designated after June 30, 2003. The adoption of SFAS No. 149 did not have a material impact on the Financial Statements.

      On July 7, 2003, the American Institute of Certified Public Accountants issued Statement of Position ("SOP") 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts. The SOP provides guidance on accounting and reporting by insurance companies for certain nontraditional long-duration contracts and for separate accounts. The SOP is effective for financial statements for the Company beginning in 2004. The SOP requires the establishment of a liability for contracts that contain death or other insurance benefits using a specified reserve methodology that is different from the methodology that the Company currently employs. The adoption of SOP 03-1, which is effective January 1, 2004, will approximately result in a $43.0 million increase in policyholder liabilities and a corresponding pre-tax charge to earnings. The adoption of SOP 03-1 is considered a change in accounting principle.

      In November of 2003, the Emerging Issues Task Force ("EITF") reached a consensus on Issue 03-01, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments, as it relates to disclosures for SFAS 115 securities. In addition to the disclosures already required by SFAS 115, EITF Issue 03-01 requires both quantitative and qualitative disclosures for marketable equity and debt securities. The new disclosure requirements are required to be applied to financial statements for fiscal years ending after December 15, 2003. See Note 3 to the Financial Statements for these disclosures.

NOTE 2. OTHER EVENTS

      Effective for the first quarter of 2004, Merrill Lynch & Co. adopted the fair value method of accounting for stock-based compensation under SFAS 123, Accounting for Stock-Based Compensation, using the retroactive restatement method described in SFAS 148, Accounting for Stock-Based Compensation - Transition and Disclosure. Under the fair value recognition provisions of SFAS 123, stock-based compensation cost is measured at the grant date based on the value of the award and is recognized as expense over the vesting period. The adoption of the fair value method of accounting by Merrill Lynch & Co. resulted in additional allocated compensation expense to the Company. The December 31, 2003 and December 31, 2002 Balance Sheets have been restated for the allocation of these expenses. Accordingly, the December 31, 2003 Balance Sheet reflects a $1,036 decrease in current federal income taxes payable, a $3,061 increase in net affiliated payables, and a $2,025 decrease in retained earnings. The December 31, 2002 Balance Sheet reflects a $1,005 increase in current federal income taxes receivable, a $2,973 decrease in net affiliated receivables, and a $1,968 decrease in retained earnings.

      For the years ended December 31, 2003, 2002, and 2001, $89 ($58 after-tax), $595 ($387 after-tax), and $817 ($543 after-tax), respectively, of additional compensation expense was recorded. This expense is reported as a component of insurance expenses and taxes in the Statements of Earnings.

      In addition, Note 5, Note 7, and Note 10 to the Financial Statements have been restated accordingly.

NOTE 3. ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

      Financial instruments are carried at fair value or amounts that approximate fair value. The carrying value of financial instruments as of December 31 were:

                                                  2003          2002
                                              -----------   -----------
Assets:
    Fixed maturity securities (1)             $ 2,157,127   $ 1,856,732
    Equity securities (1)                          82,469       105,430
    Trading account securities (1)                 26,186        21,949
    Limited partnerships (2)                       11,880        12,150
    Policy loans on insurance contracts (3)     1,086,537     1,143,663
    Cash and cash equivalents (4)                  75,429       312,217
    Separate Accounts assets (5)               10,736,343     9,079,285
                                              -----------   -----------

Total financial instruments                   $14,175,971   $12,531,426
                                              ===========   ===========

(1) For publicly traded securities, the estimated fair value is determined using quoted market prices. For securities without a readily ascertainable market value, the Company utilizes pricing services and broker quotes. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the balance sheets. At December 31, 2003 and 2002, securities without a readily ascertainable market value, having an amortized cost of $262,302 and $292,466, had an estimated fair value of $270,731 and $283,064, respectively.

(2) The Company has investments in three limited partnerships that do not have readily ascertainable market values. Management has estimated the fair value as equal to cost based on the review of the underlying investments of the partnerships.

(3) The Company estimates the fair value of policy loans as equal to the book value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts, and the spread between the policy loan interest rate and the interest rate credited to the account value held as collateral is fixed.

(4) The estimated fair value of cash and cash equivalents approximates the carrying value.

(5) Assets held in Separate Accounts are carried at the net asset value provided by the fund managers.

NOTE 4. INVESTMENTS

      The amortized cost and estimated fair value of investments in fixed maturity securities and equity securities (excluding trading account securities) as of December 31 were:

                                                                                         2003
                                                         ------------------------------------------------------------------
                                                              Cost /           Gross             Gross          Estimated
                                                            Amortized        Unrealized       Unrealized          Fair
                                                               Cost            Gains            Losses            Value
                                                         ---------------   --------------   --------------   --------------
Fixed maturity securities:
    Corporate debt securities                            $     2,003,958   $       59,352   $       12,349   $    2,050,961
    U.S. Government and agencies                                  69,346            1,752              646           70,452
    Mortgage-backed securities                                    18,999            1,329                1           20,327
    Foreign governments                                           11,953              345            1,106           11,192
    Municipals                                                     4,054              141                -            4,195
                                                         ---------------   --------------   --------------   --------------

           Total fixed maturity securities               $     2,108,310   $       62,919   $       14,102   $    2,157,127
                                                         ===============   ==============   ==============   ==============

Equity securities:
    Non-redeemable preferred stocks                      $        78,816   $        3,916   $          263   $       82,469
                                                         ===============   ==============   ==============   ==============

                                                                                        2002
                                                         ----------------------------------------------------------------
                                                             Cost /           Gross             Gross         Estimated
                                                           Amortized        Unrealized       Unrealized         Fair
                                                              Cost            Gains            Losses           Value
                                                         --------------   --------------   --------------   -------------
Fixed maturity securities:
    Corporate debt securities                            $    1,705,862   $       49,304   $       39,971   $   1,715,195
    U.S. Government and agencies                                 74,309            2,706              356          76,659
    Mortgage-backed securities                                   38,581            2,711                2          41,290
    Foreign governments                                          12,955              300            2,380          10,875
    Municipals                                                   12,370              343                -          12,713
                                                         --------------   --------------   --------------   -------------

           Total fixed maturity securities               $    1,844,077   $       55,364   $       42,709   $   1,856,732
                                                         ==============   ==============   ==============   =============

Equity securities:
    Non-redeemable preferred stocks                      $      112,903   $        1,395   $        8,868   $     105,430
                                                         ==============   ==============   ==============   =============

      Estimated fair value and gross unrealized losses by length of time that certain fixed maturity and equity securities have been in a continuous unrealized loss position at December 31, 2003 were:

                                           Less than 12 Months     More than 12 Months            Total
                                         ----------------------  ----------------------  ----------------------
                                          Estimated  Unrealized  Estimated   Unrealized  Estimated   Unrealized
                                         Fair Value    Losses    Fair Value    Losses    Fair Value    Losses
                                         ----------  ----------  ----------  ----------  ----------  ----------
Fixed Maturity Securities:
    Corporate debt securities             $365,765    $  5,934   $   93,749   $  6,415   $  459,514   $ 12,349
    U.S. Government and agencies            18,458         646            -          -       18,458        646
    Foreign governments                      7,873       1,106            -          -        7,873      1,106
    Mortgage-backed securities                   -           -           93          1           93          1

Equity securities:
       Non-redeemable preferred stocks           -           -        6,909        263        6,909        263
                                          --------    --------   ----------   --------   ----------   --------

Total temporarily impaired securities     $392,096    $  7,686   $  100,751   $  6,679   $  492,847   $ 14,365
                                          ========    ========   ==========   ========   ==========   ========

      Unrealized losses primarily relate to corporate debt securities rated BBB or higher and are due to price fluctuations as a result of changes in interest rates. These investments are not considered other-than-temporarily impaired since based on the most recent available information the Company has the ability and intent to hold the investments for a period of time sufficient for a forecasted market price recovery up to or beyond the amortized cost of the investment.

      Realized investment losses on securities deemed to have incurred other-than-temporary declines in fair value were $9,139, $23,997 and $11,153 for the years ended December 31, 2003, 2002, and 2001 respectively.

      The amortized cost and estimated fair value of fixed maturity securities at December 31, 2003 by contractual maturity were:

                                                         Estimated
                                            Amortized       Fair
                                               Cost        Value
                                            ----------   ----------
Fixed maturity securities:
   Due in one year or less                  $  201,721   $  204,855
   Due after one year through five years     1,302,540    1,332,162
   Due after five years through ten years      430,129      444,803
   Due after ten years                         154,921      154,980
                                            ----------   ----------
                                             2,089,311    2,136,800

   Mortgage-backed securities                   18,999       20,327
                                            ----------   ----------

      Total fixed maturity securities       $2,108,310   $2,157,127
                                            ==========   ==========

      Fixed maturity securities not due at a single maturity date have been included in the preceding table in the year of final maturity. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

      The amortized cost and estimated fair value of fixed maturity securities at December 31, 2003 by rating agency equivalent were:

                                                         Estimated
                                            Amortized      Fair
                                              Cost         Value
                                            ----------   ----------
AAA                                         $  445,444   $  452,068
AA                                             225,214      225,586
A                                              633,833      648,769
BBB                                            703,750      732,823
Non-investment grade                           100,069       97,881
                                            ----------   ----------

      Total fixed maturity securities       $2,108,310   $2,157,127
                                            ==========   ==========

      The Company has recorded certain adjustments to deferred policy acquisition costs and policyholders' account balances in connection with unrealized holding gains or losses on investments classified as available-for-sale. The Company adjusts those assets and liabilities as if the unrealized holding gains or losses had actually been realized, with corresponding credits or charges reported in accumulated other comprehensive income (loss), net of taxes. The components of net unrealized gains (losses) included in accumulated other comprehensive income (loss) at December 31 were as follows:

                                                      2003         2002
                                                    ---------   ---------
Assets:
    Fixed maturity securities                       $ 48,817    $ 12,655
    Equity securities                                  3,653      (7,473)
    Deferred policy acquisition costs                    260       3,715
    Separate Accounts assets                            (341)     (3,244)
                                                    --------    --------
                                                      52,389       5,653
                                                    --------    --------
Liabilities:
    Policyholders' account balances                   34,750      41,052
    Federal income taxes - deferred                    6,174     (12,389)
                                                    --------    --------
                                                      40,924      28,663
                                                    --------    --------
Stockholder's equity:
    Accumulated other comprehensive income (loss)   $ 11,465    $(23,010)
                                                    ========    ========

      Proceeds and gross realized investment gains and losses from the sale of available-for-sale securities for the years ended December 31 were:

                                     2003       2002       2001
                                   --------   --------   --------
Proceeds                           $312,514   $817,498   $278,420
Gross realized investment gains      13,380     37,899      4,913
Gross realized investment losses     16,071     48,294     17,320

      The Company considers fair value at the date of sale to be equal to proceeds received. Proceeds received for gross realized investment losses from the sale of available-for-sale securities were $65,451, $140,742 and $60,640 for the years ended December 31, 2003, 2002, and 2001, respectively.

      The Company had investment securities with a carrying value of $25,570 and $26,307 that were deposited with insurance regulatory authorities at December 31, 2003 and 2002, respectively.

      Excluding investments in U.S. Government and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturity securities portfolio.

      Net investment income arose from the following sources for the years ended December 31:

                                         2003         2002         2001
                                      ----------   ----------   ----------
Fixed maturity securities             $ 107,940    $ 128,962    $ 139,285
Equity securities                         9,162       12,624       15,303
Real estate held-for-sale                     -        3,220          924
Limited partnerships                         28           24           39
Policy loans on insurance contracts      58,157       61,390       62,695
Cash and cash equivalents                 2,155        2,912        7,578
Other                                       233        1,200          335
                                      ---------    ---------    ---------

Gross investment income                 177,675      210,332      226,159
Less investment expenses                 (3,013)      (3,268)      (4,287)
                                      ---------    ---------    ---------

Net investment income                 $ 174,662    $ 207,064    $ 221,872
                                      =========    =========    =========

      Net realized investment gains (losses), for the years ended December 31 were as follows:

                                           2003        2002         2001
                                         ---------   ---------   ---------
Fixed maturity securities                $ (1,167)   $(11,416)   $(12,035)
Equity securities                            (395)      1,021        (372)
Trading account securities                  3,678      (2,143)     (1,437)
Real estate held-for-sale                       -       3,453           -
Investment in Separate Accounts            (1,129)         29           -
                                         --------    --------    --------

Net realized investment gains (losses)   $    987    $ (9,056)   $(13,844)
                                         ========    ========    ========

      The Company maintains a trading portfolio comprised of convertible debt and equity securities. The net unrealized holdings gains (losses) on trading account securities included in net realized investment gains (losses) were $1,663, ($515) and $462 at December 31, 2003, 2002 and 2001,
      respectively.

NOTE 5. FEDERAL INCOME TAXES

      The following is a reconciliation of the provision for income taxes based on earnings before Federal income taxes, computed using the Federal statutory tax rate, versus the reported provision for income taxes for the years ended December 31:

                                                                   2003        2002        2001
                                                                ---------   ---------   ---------
Provision for income taxes computed at Federal statutory rate   $ 19,264    $ 21,401    $ 41,416
Increase (decrease) in income taxes resulting from:
     Dividend received deduction                                  (3,478)     (7,782)     (1,024)
     Foreign tax credit                                           (2,172)        (31)       (310)
     Non-deductible fees                                               -           -         521
                                                                --------    --------    --------

Federal income tax provision                                    $ 13,614    $ 13,588    $ 40,603
                                                                ========    ========    ========

      The Federal statutory rate for each of the three years ended December 31, 2003 was 35%.

      The Company provides for deferred income taxes resulting from temporary differences that arise from recording certain transactions in different years for income tax reporting purposes than for financial reporting purposes. The sources of these differences and the tax effect of each are as follows:

                                                     2003        2002        2001
                                                  ---------   ---------   ---------
Policyholders' account balances                   $(45,837)   $ 72,680    $ 19,520
Deferred policy acquisition costs                   (8,582)    (18,789)     (2,336)
Liability for guaranty fund assessments                 29         430         630
Investment adjustments                                 488         980          61
                                                  --------    --------    --------

Deferred Federal income tax provision (benefit)   $(53,902)   $ 55,301    $ 17,875
                                                  ========    ========    ========

      Deferred tax assets and liabilities as of December 31 are determined as follows:

                                                                2003       2002
                                                              --------   --------
Deferred tax assets:
    Policyholders' account balances                           $ 66,815   $ 20,978
    Liability for guaranty fund assessments                      2,498      2,527
    Investment adjustments                                         985      1,473
    Net unrealized investment loss on investment securities          -     12,389
                                                              --------   --------
         Total deferred tax assets                              70,298     37,367
                                                              --------   --------

Deferred tax liabilities:
    Deferred policy acquisition costs                           92,101    100,683
    Net unrealized gains on investment securities                6,174          -
    Other                                                        3,988      3,988
                                                              --------   --------
         Total deferred tax liabilities                        102,263    104,671
                                                              --------   --------

         Net deferred tax liability                           $ 31,965   $ 67,304
                                                              ========   ========

      The Company anticipates that all deferred tax assets will be realized; therefore no valuation allowance has been provided.

NOTE 6. REINSURANCE

      In the normal course of business, the Company seeks to limit its exposure to loss on any single insured life and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under indemnity reinsurance agreements, primarily excess coverage and coinsurance agreements. The maximum amount of mortality risk retained by the Company is approximately $500 on single life policies and $750 on joint life policies.

      Indemnity reinsurance agreements do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company regularly evaluates the financial condition of its reinsurers so as to minimize its exposure to significant losses from reinsurer insolvencies. The Company holds collateral under reinsurance agreements in the form of letters of credit and funds withheld totaling $585 that can be drawn upon for delinquent reinsurance recoverables.

      As of December 31, 2003 the Company had the following life insurance inforce:

                                                                      Percentage
                                Ceded to     Assumed                   of amount
                    Gross        other      from other      Net       assumed to
                    amount      companies    companies     amount         net
                 -----------   ----------   ----------   ----------   ----------
Life insurance
    inforce      $11,931,195   $3,606,160     $994       $8,326,029      0.01%

      The Company had entered into an indemnity reinsurance agreement with an unaffiliated insurer whereby the Company coinsures, on a modified coinsurance basis, 50% of the unaffiliated insurer's variable annuity contracts sold through the Merrill Lynch & Co. distribution system. During 2001, the agreement was amended whereby the Company ceased reinsuring variable annuity contracts sold subsequent to June 30, 2001.

      In addition, the Company seeks to limit its exposure to guaranteed features contained in certain variable annuity contracts. Specifically, the Company reinsures certain guaranteed living and minimum death benefit provisions to the extent reinsurance capacity is available in the marketplace. As of December 31, 2003, 100% and 11% of the account value for variable annuity contracts containing guaranteed living and minimum death benefit provisions, respectively, were reinsured.

NOTE 7. RELATED PARTY TRANSACTIONS

      The Company and MLIG are parties to a service agreement whereby MLIG has agreed to provide certain accounting, data processing, legal, actuarial, management, advertising and other services to the Company. Expenses incurred by MLIG in relation to this service agreement are reimbursed by the Company on an allocated cost basis. Charges billed to the Company by MLIG pursuant to the agreement were $33,518, $34,428 and $51,392 for 2003, 2002 and 2001, respectively. Charges attributable to this agreement are included in insurance expenses and taxes, except for investment related expenses, which are included in net investment income. The Company is allocated interest expense on its accounts payable to MLIG that approximates the daily Federal funds rate. Total intercompany interest incurred was $197, $125 and $639 for 2003, 2002 and 2001, respectively. Intercompany interest is included in net investment income.

      The Company and Merrill Lynch Investment Managers, L.P. ("MLIM") are parties to a service agreement whereby MLIM has agreed to provide certain invested asset management services to the Company. The Company pays a fee to MLIM for these services through the MLIG service agreement. Charges attributable to this agreement and allocated to the Company by MLIG were $1,845, $1,787 and $1,990 for 2003, 2002 and 2001, respectively.

      MLIG has entered into agreements with MLIM and Roszel Advisors, LLC, a subsidiary of MLIG (collectively, "Affiliated Investment Advisors"), with respect to administrative services for the Merrill Lynch Series Fund, Inc., Merrill Lynch Variable Series Funds, Inc., Mercury Variable Trust, and MLIG Variable Insurance Trust (collectively, "the Funds"). Certain Separate Accounts of the Company may invest in the various mutual fund portfolios of the Funds in connection with the variable life insurance and annuity contracts the Company has inforce. Under these agreements, the Affiliated Investment Advisors pay MLIG an amount equal to a percentage of the assets invested in the Funds through the Separate Accounts. Revenue attributable to these agreements is included in policy charge revenue. The Company received from MLIG its allocable share of such compensation in the amount of $18,471, $19,677 and $21,667 during 2003, 2002 and 2001, respectively.

      The Company has a general agency agreement with Merrill Lynch Life Agency Inc. ("MLLA") whereby registered representatives of MLPF&S, who are the Company's licensed insurance agents, solicit applications for contracts to be issued by the Company. MLLA is paid commissions for the contracts sold by such agents. Commissions paid to MLLA were $60,686, $43,099 and $65,021 for 2003, 2002 and 2001, respectively. Substantially all of these commissions were capitalized as deferred policy acquisition costs and are being amortized in accordance with the policy discussed in Note 1 to the Financial Statements.

      While management believes that the service agreements referenced above are calculated on a reasonable basis, they may not necessarily be indicative of the costs that would have been incurred with an unrelated third party. Affiliated agreements generally contain reciprocal indemnity provisions pertaining to each party's representations and contractual obligations thereunder.

NOTE 8. STOCKHOLDER'S EQUITY AND STATUTORY REGULATIONS

      The Company paid no dividend in 2003 or 2001. During 2002, the Company paid an ordinary cash dividend of $30,899 to MLIG.

      During 2002, the Company established $144,000 in statutory reserves to support its cashflow testing analysis required by state insurance regulation. As a result, statutory capital and surplus was significantly reduced from December 2001, but remained in excess of regulatory capital requirements. However, due to the inherent volatility in statutory earnings, the Company received a $50,000 capital contribution from MLIG on March 3, 2003.

      Statutory capital and surplus at December 31, 2003 and 2002, were $295,722 and $136,823, respectively. At December 31, 2003 and 2002, approximately $29,322 and $13,432, respectively, of stockholder's equity was available for distribution to MLIG.

      Applicable insurance department regulations require that the Company report its accounts in accordance with statutory accounting practices. Statutory accounting practices differ from principles utilized in these financial statements as follows: policy acquisition costs are expensed as incurred, future policy benefit reserves are established using different actuarial assumptions, provisions for deferred income taxes are limited to temporary differences that will be recognized within one year, and securities are valued on a different basis. The Company's statutory net income (loss) for 2003, 2002 and 2001 was $98,570, ($140,955) and $48,108,
      respectively. The statutory net loss incurred during 2002 was primarily due to establishing additional policy benefit reserves required by state insurance regulation.

      The Company's statutory financial statements are presented on the basis of accounting practices prescribed or permitted by the Arkansas Insurance Department. The State of Arkansas has adopted the National Association of Insurance Commissioner's statutory accounting practices as a component of prescribed or permitted practices by the State of Arkansas.

      The National Association of Insurance Commissioners utilizes the Risk Based Capital ("RBC") adequacy monitoring system. The RBC calculates the amount of adjusted capital that a life insurance company should have based upon that company's risk profile. As of December 31, 2003 and 2002, based on the RBC formula, the Company's total adjusted capital level was in excess of the minimum amount of capital required to avoid regulatory action.

NOTE 9. COMMITMENTS AND CONTINGENCIES

      State insurance laws generally require that all life insurers who are licensed to transact business within a state become members of the state's life insurance guaranty association. These associations have been established for the protection of policyholders from loss (within specified limits) as a result of the insolvency of an insurer. At the time an insolvency occurs, the guaranty association assesses the remaining members of the association an amount sufficient to satisfy the insolvent insurer's policyholder obligations (within specified limits). The Company has utilized public information to estimate what future assessments it will incur as a result of insolvencies. At December 31, 2003 and 2002, the Company's estimated liability for future guaranty fund assessments was $7,139 and $7,221, respectively. If additional future insolvencies occur, the Company's estimated liability may not be sufficient to fund these insolvenicies and the estimated liability may need to be adjusted. The Company regularly monitors public information regarding insurer insolvencies and adjusts its estimated liability appropriately.

      During 2000, the Company committed to participate in a limited partnership. As of December 31, 2003, $4,300 had been advanced towards the Company's $10,000 commitment to the limited partnership.

      In the normal course of business, the Company is subject to various claims and assessments. Management believes the settlement of these matters would not have a material effect on the financial position or results of operations of the Company.

NOTE 10. SEGMENT INFORMATION

      In reporting to management, the Company's operating results are categorized into two business segments: Life Insurance and Annuities. The Company's Life Insurance segment consists of variable life insurance products and interest-sensitive life insurance products. The Company's Annuity segment consists of variable annuities and interest-sensitive annuities. The accounting policies of the business segments are the same as those described in the summary of significant accounting policies. All revenue and expense transactions are recorded at the product level and accumulated at the business segment level for review by management. The "Other" category, presented in the following segment financial information, represents net revenues and earnings on assets that do not support life or annuity contract owner liabilities.

      The following table summarizes each business segment's contribution to the consolidated amounts:

                                            Life
2003                                     Insurance     Annuities       Other         Total
                                        -----------   -----------   -----------   -----------
Net interest spread (a)                 $    14,823   $    25,887   $     4,994   $    45,704
Other revenues                               91,176       134,868         3,821       229,865
                                        -----------   -----------   -----------   -----------

Net revenues                                105,999       160,755         8,815       275,569
                                        -----------   -----------   -----------   -----------

Policy benefits                              18,238        46,393             -        64,631
Reinsurance premium ceded                    21,337         1,262             -        22,599
Amortization of deferred policy
   acquisition costs                         31,467        44,935             -        76,402
Other non-interest expenses                   8,192        48,706             -        56,898
                                        -----------   -----------   -----------   -----------

Total non-interest expenses                  79,234       141,296             -       220,530
                                        -----------   -----------   -----------   -----------

Net earnings before Federal
    income tax provision                     26,765        19,459         8,815        55,039
Federal income tax provision                  5,778         4,751         3,085        13,614
                                        -----------   -----------   -----------   -----------

Net earnings                            $    20,987   $    14,708   $     5,730   $    41,425
                                        ===========   ===========   ===========   ===========

Balance Sheet Information:

Total assets                            $ 5,036,572   $ 9,438,256   $   172,720   $14,647,548
Deferred policy acquisition costs           178,918       185,496             -       364,414
Policyholder liabilities and accruals     1,916,761     1,072,894             -     2,989,655
Other policyholder funds                      6,213         6,702             -        12,915

                                           Life
2002                                     Insurance     Annuities       Other          Total
                                        -----------   -----------   -----------   ------------
Net interest spread (a)                 $    24,791   $    34,444   $     6,456    $    65,691
Other revenues                               98,435       137,513        (5,974)       229,974
                                        -----------   -----------   -----------    -----------

Net revenues                                123,226       171,957           482        295,665
                                        -----------   -----------   -----------    -----------

Policy benefits                              19,632        38,428             -         58,060
Reinsurance premium ceded                    22,883           248             -         23,131
Amortization of deferred policy
   acquisition costs                         41,190        59,928             -        101,118
Other non-interest expenses                   7,602        44,608             -         52,210
                                        -----------   -----------   -----------    -----------

Total non-interest expenses                  91,307       143,212             -        234,519
                                        -----------   -----------   -----------    -----------

Net earnings before Federal income
    tax provision                            31,919        28,745           482         61,146
Federal income tax provision                  8,734         4,685           169         13,588
                                        -----------   -----------   -----------    -----------

Net earnings                            $    23,185   $    24,060   $       313    $    47,558
                                        ===========   ===========   ===========    ===========

Balance Sheet Information:

Total assets                            $ 4,970,748   $ 8,110,326   $    14,820    $13,095,894
Deferred policy acquisition costs           211,999       192,221             -        404,220
Policyholder liabilities and accruals     2,005,718     1,176,850             -      3,182,568
Other policyholder funds                      4,995         6,820             -         11,815

                                           Life
2001                                     Insurance     Annuities       Other          Total
                                        -----------   -----------   ------------   -----------
Net interest spread (a)                 $    34,815   $    31,302   $     2,644    $    68,761
Other revenues                              101,685       139,727        (1,419)       239,993
                                        -----------   -----------   -----------    -----------

Net revenues                                136,500       171,029         1,225        308,754
                                        -----------   -----------   -----------    -----------

Policy benefits                              21,320        16,453             -         37,773
Reinsurance premium ceded                    24,531             4             -         24,535
Amortization of deferred policy
   acquisition costs                         30,913        28,422             -         59,335
Other non-interest expenses                  18,415        50,398             -         68,813
                                        -----------   -----------   -----------    -----------

Total non-interest expenses                  95,179        95,277             -        190,456
                                        -----------   -----------   -----------    -----------

Net earnings before Federal
    income tax provision                     41,321        75,752         1,225        118,298
Federal income tax provision                 15,502        24,672           429         40,603
                                        -----------   -----------   -----------    -----------

Net earnings                            $    25,819   $    51,080   $       796    $    77,695
                                        ===========   ===========   ===========    ===========

Balance Sheet Information:

Total assets                            $ 5,674,704   $ 9,625,104   $   150,208    $15,450,016
Deferred policy acquisition costs           251,245       219,693             -        470,938
Policyholder liabilities and accruals     2,094,195     1,256,616             -      3,350,811
Other policyholder funds                      9,236         5,003             -         14,239

(a) Management considers investment income net of interest credited to policyholders' account balances in evaluating results.

The table below summarizes the Company's net revenues by product for 2003, 2002 and 2001:

                                         2003       2002       2001
                                       --------   --------   --------
Life Insurance
   Variable life insurance             $ 97,002   $102,603   $110,842
   Interest-sensitive life insurance      8,997     20,623     25,658
                                       --------   --------   --------

   Total Life Insurance                 105,999    123,226    136,500
                                       --------   --------   --------

Annuities
   Variable annuities                   139,577    139,210    152,427
   Interest-sensitive annuities          21,178     32,747     18,602
                                       --------   --------   --------

   Total Annuities                      160,755    171,957    171,029
                                       --------   --------   --------

Other                                     8,815        482      1,225
                                       --------   --------   --------

Total                                  $275,569   $295,665   $308,754
                                       ========   ========   ========

                                    * * * * *

                                     PART C
                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)                                                    Financial Statements
      (1)      Financial Statements of Merrill Lynch Life Variable Annuity
                Separate Account A as of December 31, 2003 and for the two years ended December 31, 2003 and the Notes relating thereto appear in the Statement of Additional Information.
      (2) Financial Statements of Merrill Lynch Life Insurance Company for the three years ended December 31, 2003 and the Notes relating thereto appear in the Statement of Additional
                Information.
(b)  Exhibits
      (1)      Resolution of the Board of Directors of Merrill Lynch Life
                Insurance Company establishing the Merrill Lynch Life
                Variable Annuity Separate Account A. (Incorporated by
                Reference to Registrant's Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10,
                1996.)
      (2)      Not Applicable.
      (3)      Underwriting Agreement Between Merrill Lynch Life Insurance
                Company and Merrill Lynch, Pierce, Fenner & Smith
                Incorporated. (Incorporated by Reference to Registrant's
                Post-Effective Amendment No. 10 to Form N-4, Registration
                No. 33-43773 Filed December 10, 1996.)
      (4) (a)  Form of Contract for the Flexible Premium Individual
                Deferred Variable Annuity. (Incorporated by Reference to
                Registrant's Registration Statement on Form N-4,
                Registration No. 333-90243 Filed November 3, 1999.)
          (b)  Individual Retirement Annuity Endorsement. (Incorporated by
                Reference to Registrant's Registration Statement on Form
                N-4, Registration No. 333-90243 filed November 3, 1999.)
          (c)  Tax-Sheltered Annuity Endorsement. (Incorporated by
                Reference to Registrant's Registration Statement on Form
                N-4, Registration No. 333-90243 Filed November 3, 1999.)
      (5)      Form of Application for the Flexible Premium Individual
                Deferred Variable Annuity. (Incorporated by Reference to
                Registrant's Registration Statement on Form N-4,
                Registration No. 333-90243 Filed November 3, 1999.)
      (6) (a) Articles of Amendment, Restatement and Redomestication of the Articles of Incorporation of Merrill Lynch Life
                Insurance Company. (Incorporated by Reference to
                Registrant's Post-Effective Amendment No. 10 to Form N-4,
                Registration No. 33-43773 Filed December 10, 1996.)
          (b)  Amended and Restated By-Laws of Merrill Lynch Life Insurance
                Company. (Incorporated by Reference to Registrant's
                Post-Effective Amendment No. 10 to Form N-4, Registration
                No. 33-43773 Filed December 10, 1996.)
      (7)      Not Applicable.
      (8) (a) Amended General Agency Agreement. (Incorporated by Reference to Registrant's Post-Effective Amendment No. 5 to Form N-4,
                Registration No. 33-43773 Filed April 28, 1994.)
          (b)  Indemnity Agreement Between Merrill Lynch Life Insurance
                Company and Merrill Lynch Life Agency, Inc. (Incorporated by Reference to Registrant's Post-Effective Amendment No.
                10 to Form N-4, Registration No. 33-43773 Filed December
                10, 1996.)
          (c)  Management Agreement Between Merrill Lynch Life Insurance
                Company and Merrill Lynch Asset Management, Inc.
                (Incorporated by Reference to Registrant's Post-Effective
                Amendment No. 10 to Form N-4, Registration No. 33-43773
                Filed December 10, 1996.)

          (d)  Agreement Between Merrill Lynch Life Insurance Company and
                Merrill Lynch Variable Series Funds, Inc. Relating to
                Maintaining Constant Net Asset Value for the Domestic Money
                Market Fund. (Incorporated by Reference to Registrant's
                Post-Effective Amendment No. 10 to Form N-4, Registration
                No. 33-43773 Filed December 10, 1996.)
          (e)  Agreement Between Merrill Lynch Life Insurance Company and
                Merrill Lynch Variable Series Funds, Inc. Relating to
                Valuation and Purchase Procedures. (Incorporated by
                Reference to Registrant's Post Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10,
                1996.)
          (f)  Amended Service Agreement Between Merrill Lynch Life
                Insurance Company and Merrill Lynch Insurance Group, Inc.
                (Incorporated by Reference to Registrant's Post-Effective
                Amendment No. 5 to Form N-4, Registration No. 33-43773
                Filed April 28, 1994.)
          (g)  Reimbursement Agreement Between Merrill Lynch Asset
                Management, L.P. and Merrill Lynch Life Agency, Inc.
                (Incorporated by Reference to Registrant's Post-Effective
                Amendment No. 10 to Form N-4, Registration No. 33-43773
                Filed December 10, 1996.)
          (h)  Amendment to the Reimbursement Agreement Between Merrill
                Lynch Asset Management, L.P. and Merrill Lynch Life Agency,
                Inc. (Incorporated by Reference to Registrant's
                Registration Statement on Form N-4, Registration No.
                333-90243 Filed November 3, 1999.)
          (i)  Form of Participation Agreement Between Merrill Lynch
                Variable Series Funds, Inc. and Merrill Lynch Life
                Insurance Company. (Incorporated by Reference to
                Registrant's Post-Effective Amendment No. 10 to Form N-4,
                Registration No. 33-43773 Filed December 10, 1996.)
          (j)  Amendment to the Participation Agreement Between Merrill
                Lynch Variable Series Funds, Inc. and Merrill Lynch Life
                Insurance Company. (Incorporated by Reference to
                Registrant's Registration Statement on Form N-4,
                Registration No. 333-90243 Filed November 3, 1999.)
          (k)  Participation Agreement By And Among AIM Variable Insurance
                Funds, Inc., AIM Distributors, Inc., and Merrill Lynch Life
                Insurance Company. (Incorporated by Reference to
                Registrant's Post-Effective Amendment No. 11 to Form N-4,
                Registration No. 33-43773 Filed April 23, 1997.)
          (l)  Amendment to the Participation Agreement By And Among AIM
                Variable Insurance Funds, Inc., AIM Distributors, Inc., and
                Merrill Lynch Life Insurance Company. (Incorporated by
                Reference to Registrant's Registration Statement on Form
                N-4, Registration No. 333-90243 Filed November 3, 1999.)
          (m)  Form of Participation Agreement Among Merrill Lynch Life
                Insurance Company, Alliance Capital Management L.P., and
                Alliance Fund Distributors, Inc. (Incorporated by Reference to Registrant's Post-Effective Amendment No. 10 to Form
                N-4, Registration No. 33-43773 Filed December 10, 1996.)
          (n)  Amendment to the Participation Agreement Among Merrill Lynch
                Life Insurance Company, Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. dated May 1, 1997.
                (Incorporated by Reference to Registrant's Registration
                Statement on Form N-4, Registration No. 333-90243 Filed
                November 3, 1999.)
          (o)  Amendment to the Participation Agreement Among Merrill Lynch
                Life Insurance Company, Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. dated June 5, 1998.
                (Incorporated by Reference to Registrant's Registration
                Statement on Form N-4, Registration No. 333-90243 Filed
                November 3, 1999.)
          (p)  Amendment to the Participation Agreement Among Merrill Lynch
                Life Insurance Company, Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. dated July 22, 1999.
                (Incorporated by Reference to Registrant's Registration
                Statement on Form N-4, Registration No. 333-90243 Filed
                November 3, 1999.)
          (q)  Form of Participation Agreement Among MFS-Registered
                Trademark-Variable Insurance Trust -SM- Merrill Lynch Life
                Insurance Company, and Massachusetts Financial Services
                Company. (Incorporated by Reference to Registrant's
                Post-Effective Amendment No 10 to Form N-4, Registration
                No. 33-43773 Filed December 10, 1996.)

          (r)  Amendment to the Participation Agreement Among
                MFS-Registered Trademark-Variable Insurance Trust -SM-,
                Merrill Lynch Life Insurance Company, and Massachusetts
                Financial Services Company dated May 1, 1997. (Incorporated by Reference to Registrant's Registration Statement on Form
                N-4, Registration No. 333-90243 Filed November 3, 1999.)
          (s)  Form of Participation Agreement Among Merrill Lynch Life
                Insurance Company and Hotchkis and Wiley Variable Trust.
                (Incorporated by Reference to Registrant's Post-Effective
                Amendment No. 12 to Form N-4, Registration No. 33-43773
                Filed May 1, 1998.)
          (t)  Amendment to the Participation Agreement Among Merrill Lynch
                Life Insurance Company and Hotchkis and Wiley Variable
                Trust. (Incorporated by Reference to Registrant's
                Registration Statement on Form N-4, Registration No.
                333-90243 Filed November 3, 1999.)
          (u)  Form of Participation Agreement Between Davis Variable
                Account Fund, Inc. and Merrill Lynch Life Insurance
                Company. (Incorporated by Reference to Registrant's
                Pre-Effective Amendment No. 2 to Form N-4, Registration No.
                333-90243 Filed March 31, 2000.)
          (v)  Form of Participation Agreement Between Delaware Group
                Premium Fund, Inc. and Merrill Lynch Life Insurance
                Company. (Incorporated by Reference to Registrant's
                Pre-Effective Amendment No. 2 to Form N-4, Registration No.
                333-90243 Filed March 31, 2000.)
          (w)  Form of Participation Agreement Between PIMCO Variable
                Insurance Trust and Merrill Lynch Life Insurance Company.
                (Incorporated by Reference to Registrant's Pre-Effective
                Amendment No. 2 to Form N-4, Registration No. 333-90243
                Filed March 31, 2000.)
          (x)  Form of Participation Agreement Between Seligman Portfolios,
                Inc. and Merrill Lynch Life Insurance Company.
                (Incorporated by Reference to Registrant's Pre-Effective
                Amendment No. 2 to Form N-4, Registration No. 333-90243
                Filed March 31, 2000.)
          (y)  Form of Participation Agreement Between Van Kampen Life
                Investment Trust and Merrill Lynch Life Insurance Company.
                (Incorporated by Reference to Registrant's Pre-Effective
                Amendment No. 2 to Form N-4, Registration No. 333-90243
                Filed March 31, 2000.)
          (z)  Form of Participation Agreement Between American Century
                Variable Portfolios, Inc. and Merrill Lynch Life Insurance
                Company. (Incorporated by Reference to Registrant's Post-
                Effective Amendment No. 19 to Form N-4, Registration No.
                33-43773 Filed April 30, 2001.)
          (aa) Form of Participation Agreement Between Federated Securities
                Corp., Insurance Series, and Merrill Lynch Life Insurance
                Company. (Incorporated by reference to Registrant's
                Post-Effective Amendment No. 7 to Form N-4, Registration
                No. 333-90243 Filed April 23, 2004.)
          (bb) Form of Participation Agreement Between PIMCO Advisors VIT,
                OCC Distributors LLC, and Merrill Lynch Life Insurance
                Company. (Incorporated by reference to Registrant's
                Post-Effective Amendment No. 7 to Form N-4, Registration
                No. 333-90243 Filed April 23, 2004.)
      (9) Opinion of Barry G. Skolnick, Esq. and Consent to its use as to the legality of the securities being registered.
                (Incorporated by Reference to Registrant's Pre-Effective
                Amendment No. 1 to the Registration Statement on Form N-4,
                Registration No. 333-90243 Filed March 16, 2000.)
     (10) (a)  Written Consent of Sutherland Asbill & Brennan LLP.
          (b) Written Consent of Deloitte & Touche LLP, independent auditors.
          (c)  Written Consent of Barry G. Skolnick, Esq.
     (11)      Not Applicable.
     (12)      Not Applicable.

     (13) (a)  Power of Attorney from Barry G. Skolnick. (Incorporated by
                Reference to Registrant's Post-Effective Amendment No. 4 to
                Form N-4, Registration No. 33-43773 Filed March 2, 1994.)
          (b)  Power of Attorney from H. McIntyre Gardner. (Incorporated by
                Reference to Registrant's Registration Statement on Form
                N-4, Registration No. 333-63904 Filed June 26, 2001.)
          (c)  Power of Attorney from Nikos K. Kardassis. (Incorporated by
                Reference to Registrant's Pre-Effective Amendment No. 1 to
                Form N-4, Registration No. 333-63904 Filed September 10,
                2001.)
          (d) Power of Attorney from Christopher J. Grady. (Incorporated by Reference to Registrant's Registration Statement on Form
                N-4, Registration No. 333-63904 Filed June 26, 2001.)
          (e)  Power of Attorney from Deborah J. Adler. (Incorporated by
                Reference to Registrant's Post-Effective Amendment No. 6 to
                Form N-4, Registration No. 333-90243 Filed April 22, 2003.)
          (f)  Power of Attorney from Joseph E. Justice. (Incorporated by
                Reference to Registrant's Post-Effective Amendment No. 6 to
                Form N-4, Registration No. 333-90243 Filed April 22, 2003.)

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR*

            NAME                  PRINCIPAL BUSINESS ADDRESS            POSITION WITH DEPOSITOR
            ----              -----------------------------------  ----------------------------------
Deborah J. Adler............  1300 Merrill Lynch Drive, 2nd Floor  Director, Senior Vice President,
                              Pennington, New Jersey 08534         and Chief Actuary.
H. McIntyre Gardner.........  4 World Financial Center             Director and Chairman of the
                                                                   Board.
                              New York, NY 10080
Christopher J. Grady........  800 Scudders Mill Road-3D            Director and Senior Vice
                                                                   President.
                              Plainsboro, New Jersey 08536
Joseph E. Justice...........  1300 Merrill Lynch Drive, 2nd Floor  Director, Senior Vice President,
                              Pennington, New Jersey 08534         Chief Financial Officer, and
                                                                   Treasurer.
Nikos K. Kardassis..........  800 Scudders Mill Road-3D            Director, President and Chief
                              Plainsboro, New Jersey 08536         Executive Officer.
Barry G. Skolnick...........  1300 Merrill Lynch Drive, 2nd Floor  Director, Senior Vice President
                              Pennington, New Jersey 08534         and General Counsel.
Andrew J. Bucklee...........  1300 Merrill Lynch Drive, 2nd Floor  Senior Vice President.
                              Pennington, New Jersey 08534
Brian H. Buckley............  1300 Merrill Lynch Drive, 2nd Floor  Vice President and Senior Counsel.
                              Pennington, New Jersey 08534
Toni DeChiara...............  1300 Merrill Lynch Drive, 2nd Floor  Vice President.
                              Pennington, New Jersey 08534
Alison Denis................  800 Scudders Mill Road-3D            Senior Vice President.
                              Plainsboro, New Jersey 08536
Edward W. Diffin, Jr........  1300 Merrill Lynch Drive, 2nd Floor  Vice President and Senior Counsel.
                              Pennington, New Jersey 08534
Scott Edblom................  1300 Merrill Lynch Drive, 2nd Floor  Vice President and Product
                                                                   Actuary.
                              Pennington, New Jersey 08534
Amy L. Ferrero..............  4804 Deer Lake Drive East            Senior Vice President,
                                                                   Administration.
                              Jacksonville, FL 32246
Frances C. Grabish..........  1300 Merrill Lynch Drive, 2nd Floor  Vice President and Senior Counsel.
                              Pennington, New Jersey 08534
Roger Helms.................  1300 Merrill Lynch Drive, 2nd Floor  Vice President.
                              Pennington, New Jersey 08534
Patrick Lusk................  1300 Merrill Lynch Drive, 2nd Floor  Vice President and Appointed
                                                                   Actuary.
                              Pennington, New Jersey 08534

            NAME                  PRINCIPAL BUSINESS ADDRESS            POSITION WITH DEPOSITOR
            ----              -----------------------------------  ----------------------------------
Robin A. Maston.............  1300 Merrill Lynch Drive, 2nd Floor  Vice President and Senior
                              Pennington, New Jersey 08534         Compliance Officer.
Jane R. Michael.............  4804 Deer Lake Drive East            Vice President.
                              Jacksonville, FL 32246
Terry L. Rapp...............  1300 Merrill Lynch Drive, 2nd Floor  Vice President, Senior Compliance
                              Pennington, New Jersey 08534         Officer, and Assistant Secretary.
Concetta M. Ruggiero........  800 Scudders Mill Road-3D            Senior Vice President.
                              Plainsboro, New Jersey 08536
Lori M. Salvo...............  1300 Merrill Lynch Drive, 2nd Floor  Vice President, Senior Counsel,
                                                                   and
                              Pennington, New Jersey 08534         Director of Compliance.
Greta Rein Ulmer............  1300 Merrill Lynch Drive, 2nd Floor  Vice President and Senior
                              Pennington, New Jersey 08534         Compliance Officer.
Kelley Woods................  4804 Deer Lake Drive East            Vice President.
                              Jacksonville, FL 32246
Connie F. Yost..............  1300 Merrill Lynch Drive, 2nd Floor  Vice President and Controller.
                              Pennington, New Jersey 08534

---------------

* Each director is elected to serve until the next annual shareholder meeting or until his or her successor is elected and shall have qualified.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

     Merrill Lynch Life Insurance Company is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc.

     A list of subsidiaries of Merrill Lynch & Co., Inc. ("ML & Co.") appears below.

                         SUBSIDIARIES OF THE REGISTRANT

     The following are subsidiaries of ML & Co. as of February 24, 2004 and the states or jurisdictions in which they are organized. Indentation indicates the principal parent of each subsidiary. Except as otherwise specified, in each case ML & Co. owns, directly or indirectly, at least 99% of the voting securities of each subsidiary. The names of particular subsidiaries have been omitted because, considered in the aggregate as a single subsidiary, they would not constitute, as of the end of the year covered by this report, a "significant subsidiary" as that term is defined in Rule 1.02(w) of the Regulation S-X under the Securities Exchange Act of 1934.

                                                                STATE OR
NAME                                                            JURISDICTION OF ENTITY
----                                                            ----------------------
Merrill Lynch & Co., Inc. ..............................        Delaware
  Merrill Lynch, Pierce, Fenner & Smith Incorporated
     (1)................................................        Delaware
     Merrill Lynch Life Agency Inc. (2).................        Washington
     Merrill Lynch Professional Clearing Corp. (3)......        Delaware
  Merrill Lynch Capital Services, Inc. .................        Delaware
  Merrill Lynch Government Securities, Inc. ............        Delaware
     Merrill Lynch Money Markets Inc. ..................        Delaware
  Merrill Lynch Group, Inc. ............................        Delaware
     Merrill Lynch Investment Managers Group Limited
       (4)..............................................        England
       Merrill Lynch Investment Managers Holdings
          Limited.......................................        England
       Merrill Lynch Investment Managers Limited........        England
     Fund Asset Management, L.P. (5)....................        Delaware
     Merrill Lynch Investment Managers, L.P. (5)........        Delaware

                                                                STATE OR
NAME                                                            JURISDICTION OF ENTITY
----                                                            ----------------------
       Merrill Lynch Investment Managers, LLC...........        Delaware
       Merrill Lynch Alternative Investments LLC........        Delaware
     Merrill Lynch Bank & Trust Co. ....................        New Jersey
       Financial Data Services, Inc. ...................        Florida
          ML Mortgage Holdings Inc. ....................        Delaware
     Merrill Lynch Insurance Group, Inc. ...............        Delaware
       Merrill Lynch Life Insurance Company.............        Arkansas
       ML Life Insurance Company of New York............        New York
       Roszel Advisors, LLC.............................        Delaware
     Merrill Lynch International Finance Corporation....        New York
       Merrill Lynch International Bank Limited.........        England
          Merrill Lynch Bank (Suisse) S.A. .............        Switzerland
       Merrill Lynch Group Holdings Limited.............        Ireland
          Merrill Lynch Capital Markets Bank Limited....        Ireland
     Merrill Lynch Mortgage Capital Inc. (6)............        Delaware
     Merrill Lynch Trust Company, FSB...................        Federal
     Merrill Lynch Fiduciary Services, Inc. ............        New York
     MLDP Holdings, Inc. ...............................        Delaware
       Merrill Lynch Derivatives Products AG............        Switzerland
  ML IBK Positions, Inc. ...............................        Delaware
     Merrill Lynch Capital Corporation..................        Delaware
  ML Leasing Equipment Corp. (7)........................        Delaware
  Merrill Lynch Canada Holdings Company.................        Nova Scotia
     Merrill Lynch Canada Finance Company...............        Nova Scotia
     Merrill Lynch & Co., Canada Ltd. ..................        Ontario
       Merrill Lynch Canada Inc. .......................        Canada
Merrill Lynch Bank USA..................................        Utah
  Merrill Lynch Bank USA Funding Corporation............        Delaware
  Merrill Lynch Business Financial Services Inc. .......        Delaware
  Merrill Lynch Credit Corporation......................        Delaware
     Merrill Lynch NJ Investment Corporation............        New Jersey
  Merrill Lynch Utah Investment Corporation.............        Utah
  Merrill Lynch Community Development Company, LLC......        New Jersey
  Merrill Lynch Commercial Finance Corp. ...............        Delaware
Merrill Lynch International Incorporated................        Delaware
  Merrill Lynch (Australasia) Pty Limited...............        New South Wales, Australia
     Merrill Lynch Finance (Australia) Pty Limited......        Victoria, Australia
     Merrill Lynch International (Australia) Limited
       (8)..............................................        New South Wales, Australia
  Merrill Lynch International Holdings Inc. ............        Delaware
     Merrill Lynch Bank and Trust Company (Cayman)
       Limited..........................................        Cayman Islands, British West
                                                                  Indies
     Merrill Lynch Capital Markets AG...................        Switzerland
     Merrill Lynch Europe PLC...........................        England
       Merrill Lynch Holdings Limited (9)...............        England
          Merrill Lynch International (10)..............        England
       Merrill Lynch Capital Markets Espana S.A.
          S.V. .........................................        Spain
       Merrill Lynch (Singapore) Pte. Ltd. (11).........        Singapore
     Merrill Lynch South Africa (Pty) Ltd. (12).........        South Africa
     Merrill Lynch Mexico, S.A. de C.V., Casa de
       Bolsa............................................        Mexico
     Merrill Lynch Argentina S.A. ......................        Argentina

                                                                STATE OR
NAME                                                            JURISDICTION OF ENTITY
----                                                            ----------------------
     Merrill Lynch Pierce Fenner & Smith de Argentina
       S.A.F.M. y de M..................................        Argentina
     Banco Merrill Lynch de Investimentos S.A. .........        Brazil
     Merrill Lynch S.A. ................................        Luxembourg
     Merrill Lynch Europe Ltd. .........................        Cayman Islands, British West
                                                                  Indies
     Merrill Lynch France S.A.S. .......................        France
       Merrill Lynch Capital Markets (France) S.A.S. ...        France
       Merrill Lynch, Pierce, Fenner & Smith S.A.S. ....        France
     Merrill Lynch (Asia Pacific) Limited...............        Hong Kong
       Merrill Lynch Far East Limited...................        Hong Kong
  Merrill Lynch Japan Securities Co., Ltd. .............        Japan
     Merrill Lynch Japan Finance Co., Ltd. .............        Japan

---------------
 (1) MLPF&S also conducts business as "Merrill Lynch & Co."

 (2) Similarly named affiliates and subsidiaries that engage in the sale of insurance and annuity products are incorporated in various other jurisdictions.

 (3) The preferred stock of the corporation is owned by an unaffiliated group of investors.

 (4) Held through several intermediate holding companies.

 (5) Princeton Services, Inc. is general partner and ML & Co. is limited partner.

 (6) Held through several intermediate subsidiaries.

 (7) This corporation has more than 32 direct or indirect subsidiaries operating in the United States and serving as either general partners or associate general partners of limited partnerships.

 (8) Held through an intermediate subsidiary.

 (9) Held through an intermediate subsidiary.

 (10) Partially owned by another indirect subsidiary of ML & Co.

 (11) Held through intermediate subsidiaries.

 (12) Partially owned by another indirect subsidiary of ML & Co.

ITEM 27. NUMBER OF CONTRACTS

     The number of Contracts in force as of March 19, 2004 was 8,198.

ITEM 28. INDEMNIFICATION

     The following provisions regarding the Indemnification of Directors and Officers of the Registrant are applicable:

AMENDED AND RESTATED BY-LAWS OF MERRILL LYNCH LIFE INSURANCE COMPANY, ARTICLE VI

SECTIONS 1, 2, 3 AND 4 -- INDEMNIFICATION OF DIRECTORS, OFFICERS, EMPLOYEES AND INCORPORATORS

SECTION 1. ACTIONS OTHER THAN BY OR IN THE RIGHT OF THE CORPORATION. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Corporation) by reason of the fact that he is or was a director, officer or employee of the Corporation, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful.

SECTION 2. ACTIONS BY OR IN THE RIGHT OF THE CORPORATION. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he is or was a director, officer or employee of the Corporation, against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation unless and only to the extent that the Court of Chancery or the Court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the Court of Chancery or such other Court shall deem proper.

SECTION 3. RIGHT TO INDEMNIFICATION. To the extent that a director, officer or employee of the Corporation has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in Sections 1 and 2 of this Article, or in defense of any claim, issue or matter therein, he shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by him in connection therewith.

SECTION 4. DETERMINATION OF RIGHT TO INDEMNIFICATION. Any indemnification under Sections 1 and 2 of this Article (unless ordered by a Court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the director, officer, or employee is proper in the circumstances because he has met the applicable standard of conduct set forth in Sections 1 and 2 of this Article. Such determination shall be made (i) by the board of directors by a majority vote of a quorum consisting of directors who were not parties to such action, suit or proceeding, or (ii) if such a quorum is not obtainable, or, even if obtainable, a quorum of disinterested directors so directs, by independent legal counsel in a written opinion, or (iii) by the stockholders.

BY-LAWS OF MERRILL LYNCH & CO., INC.,

SECTION 2 -- INDEMNIFICATION BY CORPORATION

     Any persons serving as an officer, director or trustee of a corporation, trust, or other enterprise, including the Registrant, at the request of Merrill Lynch are entitled to indemnification from Merrill Lynch, to the fullest extent authorized or permitted by law, for liabilities with respect to actions taken or omitted by such persons in any capacity in which such persons serve Merrill Lynch or such other corporation, trust, or other enterprise. Any action initiated by any such person for which indemnification is provided shall be approved by the Board of Directors of Merrill Lynch prior to such initiation.

OTHER INDEMNIFICATION

     There is no indemnification of the principal underwriter, Merrill Lynch, Pierce, Fenner & Smith Incorporated, with respect to the Contract.

     The indemnity agreement between Merrill Lynch Life Insurance Company ("Merrill Lynch Life") and its affiliate Merrill Lynch Life Agency Inc. ("MLLA"), with respect to MLLA's general agency responsibilities on behalf of Merrill Lynch Life and the Contract, provides:

        Merrill Lynch Life will indemnify and hold harmless MLLA and all persons associated with MLLA as such term is defined in Section 3(a) (21) of the Securities Exchange Act of 1934 against all claims, losses, liabilities and expenses, to include reasonable attorneys' fees, arising out of the sale by MLLA of insurance products under the above-referenced Agreement, provided that Merrill Lynch Life shall not be bound to indemnify or hold harmless MLLA or its associated persons for claims, losses, liabilities and expenses arising directly out of the willful misconduct or negligence of MLLA or its associated persons.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registration pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue. There is no indemnification of the principal underwriter, Merrill Lynch, Pierce, Fenner & Smith Incorporated, with respect to the Contract.

ITEM 29. PRINCIPAL UNDERWRITERS

     (a) Merrill Lynch, Pierce, Fenner & Smith Incorporated also acts as principal underwriter for the following additional funds: CBA Money Fund; CMA Government Securities Fund; CMA Money Fund; CMA Tax-Exempt Fund; CMA Treasury Fund; CMA Multi-State Municipal Series Trust; WCMA Money Fund; WCMA Government Securities Fund; WCMA Tax-Exempt Fund; WCMA Treasury Fund; The Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities; The Fund of Stripped ("Zero") U.S. Treasury Securities; Merrill Lynch Trust for Government Securities; MLIG Variable Insurance Trust; Municipal Income Fund; Municipal Investment Trust Fund; Defined Asset Funds; Corporate Income Fund; Government Securities Income Fund; Equity Investor Fund; and Preferred Income Strategies Fund, Inc.

     Merrill Lynch, Pierce, Fenner & Smith Incorporated also acts as principal underwriter for the following additional accounts: ML of New York Variable Annuity Separate Account A; ML of New York Variable Annuity Separate Account B; ML of New York Variable Annuity Separate Account C; ML of New York Variable Annuity Separate Account D; Merrill Lynch Variable Life Separate Account; Merrill Lynch Life Variable Life Separate Account II; Merrill Lynch Life Variable Annuity Separate Account; Merrill Lynch Life Variable Annuity Separate Account B; Merrill Lynch Life Variable Annuity Separate Account C; Merrill Lynch Life Variable Annuity Separate Account D; ML of New York Variable Life Separate Account; ML of New York Variable Life Separate Account II; and ML of New York Variable Annuity Separate Account.

     (b) The directors, president, treasurer and executive vice presidents of Merrill Lynch, Pierce, Fenner & Smith Incorporated are as follows:

           NAME AND PRINCIPAL
            BUSINESS ADDRESS                 POSITIONS AND OFFICES WITH UNDERWRITER
           ------------------                --------------------------------------
Candace E. Browning                         Director and Senior Vice President
Gregory J. Fleming                          Director and Executive Vice President
James P. Gorman                             Director, Chairman of the Board and Chief
                                              Executive Officer
Do Woo Kim                                  Director and Executive Vice President
Carlos M. Morales                           Director and Senior Vice President
Rosemary T. Berkery                         Executive Vice President
Ahmass L. Fakahany                          Executive Vice President
Allen G. Braithwaite, III                   Treasurer

---------------

     Business address for all persons listed: 4 World Financial Center, New York, NY 10080.

     (c) Not applicable

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books, and records required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the depositor at the principal executive offices at 1300 Merrill Lynch Drive, 2nd Floor, Pennington New Jersey 08534 and the Service Center at 4804 Deer Lake Drive East, Jacksonville, Florida 32246.

ITEM 31. NOT APPLICABLE

ITEM 32. UNDERTAKINGS AND REPRESENTATIONS

     (a) Registrant undertakes to file a post-effective amendment to the Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communications affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

     (c) Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.

     (d) Merrill Lynch Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Merrill Lynch Life Insurance Company.

     (e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1998) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of
Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

                                   SIGNATURES


     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Merrill Lynch Life Variable Annuity Separate Account A, certifies that this Post-Effective Amendment meets all the requirements for effectiveness under paragraph (b) of Rule 485, and accordingly, has caused this Amendment to be signed on its behalf, in the Borough of Pennington, State of New Jersey, on this 18th day of May, 2004.


                                           Merrill Lynch Life Variable
                                           Annuity
                                           Separate Account A
                                                   (Registrant)


Attest: /s/ FRANCES C. GRABISH                 By: /s/ BARRY G. SKOLNICK
       --------------------------------------  -----------------------------------------
       Frances C. Grabish                          Barry G. Skolnick
       Vice President and Senior Counsel           Senior Vice President and General Counsel

                                           Merrill Lynch Life Insurance
                                           Company
                                                    (Depositor)


Attest: /s/ FRANCES C. GRABISH                 By: /s/ BARRY G. SKOLNICK
       --------------------------------------  -----------------------------------------
       Frances C. Grabish                          Barry G. Skolnick
       Vice President and Senior Counsel           Senior Vice President and General Counsel


     As required by the Securities Act of 1933, this Post-Effective Amendment No. 8 to the Registration Statement has been signed by the following persons in the capacities indicated on May 18, 2004.


                  SIGNATURE                                        TITLE
                  ---------                                        -----

                      *                        Director, Senior Vice President, and Chief
---------------------------------------------    Actuary
              Deborah J. Adler

                      *                        Director and Chairman of the Board
---------------------------------------------
             H. McIntyre Gardner

                      *                        Director and Senior Vice President
---------------------------------------------
            Christopher J. Grady

                      *                        Director, Senior Vice President, Chief
---------------------------------------------    Financial Officer, and Treasurer
              Joseph E. Justice

                      *                        Director, President, and Chief Executive
---------------------------------------------    Officer
             Nikos K. Kardassis

         *By: /s/ BARRY G. SKOLNICK            In his own capacity as Director, Senior Vice
---------------------------------------------    President, and General Counsel, and as
              Barry G. Skolnick                  Attorney-In-Fact

                                  EXHIBIT LIST



Exhibit 10(a)  Written Consent of Sutherland Asbill & Brennan LLP.

Exhibit 10(b)  Written Consent of Deloitte & Touche LLP, independent auditors.

Exhibit 10(c)  Written Consent of Barry G. Skolnick, Esq.